UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Multifactor ETFs

Quarterly portfolio holdings 1/31/18

Funds' investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$52,065,554
(Cost $43,849,926)
Consumer discretionary – 99.9%		52,065,554
Auto components – 5.7%
Adient PLC (A)	2,174	140,875
Aptiv PLC	8,642	819,953
Autoliv, Inc. (A)	2,710	412,489
BorgWarner, Inc.	5,780	325,183
Delphi Technologies PLC (B)	2,863	158,123
Gentex Corp.	8,416	199,291
Lear Corp.	2,619	505,834
The Goodyear Tire & Rubber Company	9,353	325,671
Visteon Corp. (B)	542	70,503
Automobiles – 4.0%
Ford Motor Company	58,019	636,468
General Motors Company	15,889	673,852
Harley-Davidson, Inc. (A)	5,941	287,901
Tesla, Inc. (A)(B)	899	318,525
Thor Industries, Inc.	1,376	188,044
Distributors – 1.8%
Genuine Parts Company	3,996	415,864
LKQ Corp. (B)	8,776	368,855
Pool Corp.	1,252	169,320
Diversified consumer services – 1.6%
Bright Horizons Family Solutions, Inc. (B)	1,123	110,279
Grand Canyon Education, Inc. (B)	678	63,047
H&R Block, Inc.	5,851	155,286
Service Corp. International	6,652	265,880
ServiceMaster Global Holdings, Inc. (B)	4,217	222,320
Hotels, restaurants and leisure – 16.2%
Aramark	8,478	388,377
Carnival Corp.	5,193	371,871
Chipotle Mexican Grill, Inc. (B)	602	195,506
Cracker Barrel Old Country Store, Inc. (A)	753	132,889
Darden Restaurants, Inc.	3,525	337,871
Domino's Pizza, Inc.	1,050	227,693
Dunkin' Brands Group, Inc.	2,682	173,391
Extended Stay America, Inc.	4,295	86,888
Hilton Grand Vacations, Inc. (B)	1,327	59,675
Hilton Worldwide Holdings, Inc.	5,740	491,631
Hyatt Hotels Corp., Class A (B)	1,032	83,902
International Game Technology PLC	3,221	93,634
Las Vegas Sands Corp.	5,570	431,786
Marriott International, Inc., Class A	3,711	546,779
McDonald's Corp.	5,763	986,280
MGM Resorts International	15,037	548,099
Norwegian Cruise Line Holdings, Ltd. (B)	5,314	322,772
Royal Caribbean Cruises, Ltd.	2,602	347,497
Six Flags Entertainment Corp.	2,121	143,295
Starbucks Corp.	14,911	847,094
The Wendy's Company	5,292	85,625
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Vail Resorts, Inc.	1,013	$221,401
Wyndham Worldwide Corp.	3,639	451,709
Wynn Resorts, Ltd.	1,944	321,907
Yum! Brands, Inc.	6,454	545,944
Household durables – 6.0%
CalAtlantic Group, Inc.	1,757	98,620
D.R. Horton, Inc.	9,280	455,184
Leggett & Platt, Inc.	3,807	177,064
Lennar Corp., A Shares	5,187	325,017
Lennar Corp., B Shares	345	17,471
Mohawk Industries, Inc. (B)	1,633	458,971
Newell Brands, Inc.	12,130	320,717
NVR, Inc. (B)	117	371,846
PulteGroup, Inc.	8,147	259,319
Toll Brothers, Inc.	4,021	187,298
Whirlpool Corp.	2,371	430,147
Internet and direct marketing retail – 11.7%
Amazon.com, Inc. (B)	2,701	3,918,854
Expedia, Inc.	2,901	371,357
Liberty Interactive Corp., Series A (B)	12,551	352,558
Netflix, Inc. (B)	2,342	633,043
The Priceline Group, Inc. (B)	351	671,130
TripAdvisor, Inc. (A)(B)	2,531	87,750
Wayfair, Inc., Class A (B)	451	41,497
Leisure products – 1.6%
Brunswick Corp.	2,629	165,049
Hasbro, Inc.	3,300	312,081
Mattel, Inc. (A)	8,553	135,480
Polaris Industries, Inc.	1,825	206,243
Media – 18.9%
AMC Networks, Inc., Class A (B)	1,412	72,845
Cable One, Inc.	119	84,018
CBS Corp., Class B	10,091	581,343
Charter Communications, Inc., Class A (B)	1,929	727,715
Cinemark Holdings, Inc. (A)	3,679	135,387
Comcast Corp., Class A	52,099	2,215,764
Discovery Communications, Inc., Series A (A)(B)	5,793	145,231
Discovery Communications, Inc., Series C (A)(B)	5,182	123,643
DISH Network Corp., Class A (B)	5,402	253,354
Liberty Media Corp.-Liberty Formula One, Series A (B)	508	18,125
Liberty Media Corp.-Liberty Formula One, Series C (A)(B)	4,104	154,680
Liberty Media Corp.-Liberty SiriusXM, Series A (B)	3,405	153,259
Lions Gate Entertainment Corp., Class A (B)	1,230	41,623
Lions Gate Entertainment Corp., Class B (B)	2,530	80,960
Live Nation Entertainment, Inc. (B)	3,590	161,765
News Corp., Class A	9,972	170,621
News Corp., Class B	3,160	55,142
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Media (continued)
Omnicom Group, Inc.	8,246	$632,056
Scripps Networks Interactive, Inc., Class A	2,807	246,988
Sirius XM Holdings, Inc. (A)	36,997	226,052
The Interpublic Group of Companies, Inc.	11,490	251,516
The Madison Square Garden Company, Class A (B)	571	123,245
The Walt Disney Company	13,629	1,481,063
Time Warner, Inc.	6,425	612,624
Twenty-First Century Fox, Inc., Class A	13,535	499,442
Twenty-First Century Fox, Inc., Class B	4,942	180,334
Viacom, Inc., Class A	268	10,439
Viacom, Inc., Class B	12,779	427,074
Multiline retail – 6.8%
Dollar General Corp.	8,853	912,921
Dollar Tree, Inc. (B)	7,499	862,385
Kohl's Corp.	6,599	427,417
Macy's, Inc.	12,295	319,055
Nordstrom, Inc. (A)	4,663	229,933
Target Corp.	10,655	801,469
Specialty retail – 18.8%
Advance Auto Parts, Inc.	2,002	234,214
AutoNation, Inc. (B)	2,423	145,913
AutoZone, Inc. (B)	581	444,721
Bed Bath & Beyond, Inc.	5,755	132,825
Best Buy Company, Inc.	8,629	630,435
Burlington Stores, Inc. (B)	1,777	216,279
CarMax, Inc. (B)	5,210	371,838
Foot Locker, Inc.	4,585	225,353
L Brands, Inc.	4,851	242,987
Lowe's Companies, Inc.	9,428	987,394
O'Reilly Automotive, Inc. (B)	2,660	704,075
Penske Automotive Group, Inc.	1,125	58,714
Ross Stores, Inc.	11,994	988,186
Signet Jewelers, Ltd. (A)	1,666	88,131
The Gap, Inc.	8,461	281,244
The Home Depot, Inc.	10,566	2,122,709
The Michaels Companies, Inc. (B)	2,245	60,323
The TJX Companies, Inc.	8,768	704,246
Tiffany & Company	3,226	344,053
Tractor Supply Company	4,160	317,200
Ulta Beauty, Inc. (B)	1,622	360,246
Williams-Sonoma, Inc. (A)	3,007	154,049
Textiles, apparel and luxury goods – 6.8%
Carter's, Inc.	1,541	185,382
Columbia Sportswear Company	737	55,032
Hanesbrands, Inc. (A)	11,633	252,669
Lululemon Athletica, Inc. (B)	2,372	185,514
Michael Kors Holdings, Ltd. (B)	5,343	352,638
NIKE, Inc., Class B	12,116	826,554
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
PVH Corp.	2,069	$320,861
Ralph Lauren Corp.	1,825	208,616
Skechers U.S.A., Inc., Class A (B)	3,042	125,300
Tapestry, Inc.	7,739	364,043
Under Armour, Inc., Class A (A)(B)	3,009	41,705
Under Armour, Inc., Class C (A)(B)	3,033	38,974
VF Corp.	7,393	599,868

SECURITIES LENDING COLLATERAL – 4.9%		$2,552,923
(Cost $2,552,820)
John Hancock Collateral Trust, 1.4720% (C)(D)	255,162	2,552,923

SHORT-TERM INVESTMENTS – 0.1%		$50,531
(Cost $50,531)
Money market funds – 0.1%		50,531
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (C)	50,531	50,531
Total investments (Multifactor Consumer Discretionary ETF) (Cost $46,453,277) 104.9%		$54,669,008
Other assets and liabilities, net (4.9%)		(2,570,932)
Total net assets 100.0%		$52,098,076

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $2,485,724.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$31,158,681
(Cost $29,261,859)
Consumer staples – 100.0%		31,158,681
Beverages – 21.7%
Brown-Forman Corp., Class A	2,804	193,476
Brown-Forman Corp., Class B	6,030	417,879
Constellation Brands, Inc., Class A	2,764	606,615
Dr. Pepper Snapple Group, Inc.	7,341	876,148
Molson Coors Brewing Company, Class B	7,929	666,195
Monster Beverage Corp. (A)	6,415	437,695
PepsiCo, Inc.	14,802	1,780,681
The Coca-Cola Company	37,608	1,789,765
Food and staples retailing – 23.9%
Casey's General Stores, Inc. (B)	1,808	218,967
Costco Wholesale Corp.	6,170	1,202,348
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food and staples retailing (continued)
CVS Health Corp.	14,215	$1,118,578
Sysco Corp.	8,789	552,564
The Kroger Company	42,541	1,291,545
US Foods Holding Corp. (A)	5,434	174,594
Walgreens Boots Alliance, Inc.	9,406	707,896
Walmart, Inc.	20,485	2,183,701
Food products – 28.4%
Archer-Daniels-Midland Company	18,430	791,569
Blue Buffalo Pet Products, Inc. (A)(B)	3,169	107,683
Bunge, Ltd.	4,735	376,101
Campbell Soup Company	7,140	332,367
Conagra Brands, Inc.	12,140	461,320
Flowers Foods, Inc.	6,995	137,172
General Mills, Inc.	11,723	685,678
Hormel Foods Corp.	9,432	323,801
Ingredion, Inc.	2,923	419,860
Kellogg Company	8,887	605,294
Lamb Weston Holdings, Inc.	3,764	220,570
McCormick & Company, Inc.	4,690	510,131
Mondelez International, Inc., Class A	16,474	731,446
Pilgrim's Pride Corp. (A)(B)	2,804	77,867
Pinnacle Foods, Inc.	3,779	234,071
Post Holdings, Inc. (A)	2,319	175,479
Seaboard Corp.	12	52,032
Snyder's-Lance, Inc.	2,192	109,556
The Hain Celestial Group, Inc. (A)	3,371	128,570
The Hershey Company	4,726	521,420
The J.M. Smucker Company	3,736	474,061
The Kraft Heinz Company	6,652	521,450
TreeHouse Foods, Inc. (A)	1,870	88,189
Tyson Foods, Inc., Class A	10,252	780,280
Household products – 13.0%
Church & Dwight Company, Inc.	10,067	491,773
Colgate-Palmolive Company	7,534	559,324
Kimberly-Clark Corp.	5,788	677,196
Spectrum Brands Holdings, Inc. (B)	926	109,694
The Clorox Company	4,230	599,349
The Procter & Gamble Company	18,566	1,602,988
Personal products – 3.5%
Coty, Inc., Class A	12,402	243,203
Edgewell Personal Care Company (A)	2,157	121,784
Herbalife, Ltd. (A)(B)	2,297	190,628
The Estee Lauder Companies, Inc., Class A	3,878	523,375
Tobacco – 9.5%
Altria Group, Inc.	21,887	1,539,531
Philip Morris International, Inc.	13,198	1,415,222

SECURITIES LENDING COLLATERAL – 1.2%		$387,198
(Cost $387,187)
John Hancock Collateral Trust, 1.4720% (C)(D)	38,700	387,198
MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.0%		$6,161
(Cost $6,161)
Money market funds – 0.0%		$6,161
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (C)	6,161	6,161
Total investments (Multifactor Consumer Staples ETF) (Cost $29,655,207) 101.2%		$31,552,040
Other assets and liabilities, net (1.2%)		(382,367)
Total net assets 100.0%		$31,169,673

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $373,615.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.0%		$56,727,694
(Cost $49,725,168)
Australia - 6.9%		3,960,261
AGL Energy, Ltd.	884	16,779
Amcor, Ltd.	3,958	46,665
AMP, Ltd.	34,751	147,733
APA Group	3,967	25,891
Aristocrat Leisure, Ltd.	4,076	78,883
ASX, Ltd.	1,036	45,921
Aurizon Holdings, Ltd.	16,459	62,374
Australia & New Zealand Banking Group, Ltd.	7,326	169,543
BHP Billiton PLC	10,911	242,670
BHP Billiton, Ltd.	17,516	428,344
Boral, Ltd.	4,944	32,027
Brambles, Ltd.	5,080	40,724
Caltex Australia, Ltd.	1,559	43,894
CIMIC Group, Ltd.	738	28,171
Cochlear, Ltd.	410	57,675
Commonwealth Bank of Australia	4,273	272,895
Computershare, Ltd.	2,802	37,891
Crown Resorts, Ltd.	2,742	29,419
CSL, Ltd.	1,499	177,727
Dexus	2,948	22,749
Fortescue Metals Group, Ltd. (A)	13,398	53,811
Goodman Group	5,370	35,178
Insurance Australia Group, Ltd.	11,830	69,354
LendLease Group	4,859	62,324
Macquarie Group, Ltd.	1,274	106,391
Medibank Pvt., Ltd.	20,969	56,882
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Mirvac Group	11,383	$20,278
National Australia Bank, Ltd.	6,540	154,266
Newcrest Mining, Ltd.	2,584	47,435
Oil Search, Ltd.	9,949	60,985
Origin Energy, Ltd. (B)	13,916	105,248
Qantas Airways, Ltd.	12,927	55,164
QBE Insurance Group, Ltd.	7,984	69,693
Ramsay Health Care, Ltd.	781	43,226
REA Group, Ltd.	393	23,438
Santos, Ltd. (B)	11,780	48,648
Scentre Group	6,258	21,030
Sonic Healthcare, Ltd.	1,950	37,659
South32, Ltd.	17,776	54,986
Stockland	9,010	30,788
Suncorp Group, Ltd.	4,417	48,857
Sydney Airport	7,701	42,466
Telstra Corp., Ltd.	40,279	119,700
The GPT Group (A)	5,826	23,730
Transurban Group	4,123	40,130
Treasury Wine Estates, Ltd.	2,544	35,267
Vicinity Centres	8,958	19,513
Wesfarmers, Ltd.	1,582	56,122
Westfield Corp.	2,985	22,092
Westpac Banking Corp.	9,400	235,657
Woodside Petroleum, Ltd.	2,589	69,434
Woolworths Group, Ltd.	3,782	82,534
Austria - 0.2%		133,760
ANDRITZ AG	249	14,988
Erste Group Bank AG (B)	1,027	51,854
OMV AG	321	20,738
Raiffeisen Bank International AG (B)	328	14,150
Telekom Austria AG	137	1,330
Verbund AG	165	4,584
voestalpine AG	401	26,116
Belgium - 1.4%		824,127
Ackermans & van Haaren NV	218	40,763
Ageas	2,034	107,790
Anheuser-Busch InBev SA	1,954	221,853
bpost SA	427	14,245
Colruyt SA	707	39,255
KBC Group NV	1,214	117,055
Proximus SADP	1,281	43,342
Solvay SA	634	92,052
Telenet Group Holding NV (B)	135	10,419
UCB SA	721	63,053
Umicore SA	1,408	74,300
Chile - 0.1%		39,850
Antofagasta PLC	3,010	39,850
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Denmark - 1.7%		$981,690
A.P. Moller - Maersk A/S, Series A	15	25,736
A.P. Moller - Maersk A/S, Series B	13	23,283
Carlsberg A/S, Class B	366	47,161
Chr. Hansen Holding A/S	669	58,678
Coloplast A/S, B Shares	270	24,071
Danske Bank A/S	1,635	66,640
DSV A/S	1,449	119,574
Genmab A/S (B)	193	35,472
H Lundbeck A/S	477	24,400
ISS A/S	765	29,951
Novo Nordisk A/S, B Shares	4,515	251,967
Novozymes A/S, B Shares	2,635	146,654
Orsted A/S (C)	287	17,487
Pandora A/S	374	35,583
Vestas Wind Systems A/S	1,096	75,033
Finland - 1.2%		672,077
Elisa OYJ	1,089	46,478
Fortum OYJ	1,394	30,329
Kesko OYJ, B Shares	115	6,726
Kone OYJ, Class B	1,169	67,135
Neste OYJ	680	47,167
Nokia OYJ	9,966	48,134
Nokian Renkaat OYJ	868	43,988
Orion OYJ, Class A	128	5,517
Orion OYJ, Class B	749	30,138
Sampo OYJ, A Shares	864	50,340
Stora Enso OYJ, R Shares	9,387	161,609
UPM-Kymmene OYJ	2,946	99,603
Wartsila OYJ ABP	509	34,913
France - 10.0%		5,704,316
Aeroports de Paris	128	26,677
Air Liquide SA	1,441	194,861
Airbus SE	1,311	151,069
Atos SE	407	64,392
AXA SA	5,940	196,057
BNP Paribas SA	2,769	229,736
Bouygues SA	3,660	204,126
Capgemini SE	1,024	136,431
Carrefour SA	5,062	121,548
Cie de Saint-Gobain	3,800	221,615
Cie Generale des Etablissements Michelin	1,828	293,307
CNP Assurances	717	18,436
Credit Agricole SA	3,909	73,897
Danone SA	1,433	123,997
Dassault Systemes SA	995	115,127
Electricite de France SA	4,330	59,740
Engie SA	8,316	144,828
Essilor International Cie Generale d'Optique SA	720	102,610
Hermes International	60	33,276
Iliad SA	187	48,548
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Kering	103	$52,326
Legrand SA	2,145	179,086
L'Oreal SA	552	125,909
LVMH Moet Hennessy Louis Vuitton SE	814	256,147
Natixis SA	7,269	66,412
Orange SA	14,534	263,348
Pernod Ricard SA	241	38,519
Peugeot SA	7,945	179,046
Publicis Groupe SA	1,449	100,508
Renault SA	1,979	218,355
Safran SA	1,071	121,332
Sanofi	2,374	210,331
Schneider Electric SE	743	69,864
Societe Generale SA	2,416	141,021
Sodexo SA (A)	758	97,591
Thales SA	824	92,754
TOTAL SA	6,098	354,267
Unibail-Rodamco SE	318	81,844
Valeo SA	1,637	129,495
Vinci SA	1,699	184,138
Vivendi SA	6,174	181,745
Germany - 9.6%		5,480,506
adidas AG	511	119,231
Allianz SE	1,264	320,437
BASF SE	3,627	426,170
Bayer AG	2,265	297,456
Bayerische Motoren Werke AG	2,092	239,684
Beiersdorf AG	541	64,362
Commerzbank AG (B)	4,566	75,413
Continental AG	379	114,116
Covestro AG (C)	693	79,925
Daimler AG	4,312	396,054
Deutsche Bank AG	13,332	245,704
Deutsche Boerse AG	404	52,014
Deutsche Post AG	2,296	108,889
Deutsche Telekom AG	10,503	184,813
Deutsche Wohnen SE	5,242	237,700
E.ON SE	21,477	226,320
Evonik Industries AG	1,885	74,674
Fresenius Medical Care AG & Company KGaA	1,133	131,263
Fresenius SE & Company KGaA	1,406	123,447
Hannover Rueck SE	452	61,995
HeidelbergCement AG	1,358	147,654
Henkel AG & Company KGaA	163	20,468
Infineon Technologies AG	5,642	164,538
Innogy SE (C)	1,557	59,547
Linde AG (B)	716	175,359
MAN SE	190	22,675
Merck KGaA	179	19,628
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	1,103	$260,454
RWE AG	4,850	97,395
SAP SE	1,323	149,699
Siemens AG	1,544	234,967
Telefonica Deutschland Holding AG	5,283	26,786
thyssenkrupp AG	3,495	110,328
TUI AG	3,124	70,769
Volkswagen AG	187	41,583
Vonovia SE	6,044	298,989
Hong Kong - 3.2%		1,858,366
AIA Group, Ltd.	22,802	195,326
BOC Hong Kong Holdings, Ltd.	13,295	67,908
Cathay Pacific Airways, Ltd. (B)	9,289	14,750
Chow Tai Fook Jewellery Group, Ltd.	11,826	13,245
CK Asset Holdings, Ltd.	9,396	89,678
CK Hutchison Holdings, Ltd.	9,273	125,198
CK Infrastructure Holdings, Ltd.	1,429	12,725
CLP Holdings, Ltd.	5,571	56,875
Dairy Farm International Holdings, Ltd. (A)	800	6,800
Galaxy Entertainment Group, Ltd.	7,641	67,701
Hang Lung Properties, Ltd.	17,522	46,373
Hang Seng Bank, Ltd.	1,689	40,209
Henderson Land Development Company, Ltd.	3,733	26,107
HK Electric Investments & HK Electric Investments, Ltd. (C)	31,290	28,924
HKT Trust & HKT, Ltd.	38,337	47,790
Hong Kong & China Gas Company, Ltd.	10,533	20,820
Hong Kong Exchanges & Clearing, Ltd.	3,908	148,097
Hongkong Land Holdings, Ltd.	1,800	12,960
I-CABLE Communications, Ltd. (B)	3,412	95
Kingston Financial Group, Ltd.	18,124	14,089
Link REIT	6,026	53,315
MTR Corp., Ltd.	5,240	30,014
New World Development Company, Ltd.	69,071	111,800
NWS Holdings, Ltd.	16,001	31,178
Power Assets Holdings, Ltd.	7,573	67,341
Shangri-La Asia, Ltd.	4,000	10,177
Sino Land Company, Ltd.	35,571	65,580
Sun Hung Kai Properties, Ltd.	4,162	72,316
Swire Pacific, Ltd., Class A	4,365	43,670
Swire Pacific, Ltd., Class B	5,628	9,656
Swire Properties, Ltd.	7,601	26,579
Techtronic Industries Company, Ltd.	10,433	69,496
The Bank of East Asia, Ltd.	14,953	64,714
The Wharf Holdings, Ltd.	3,992	16,358
Wharf Real Estate Investment Company, Ltd. (B)	3,992	27,587
Wheelock & Company, Ltd.	9,075	71,067
Yue Yuen Industrial Holdings, Ltd.	11,488	51,848
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Ireland - 0.8%		$438,777
Bank of Ireland Group PLC (B)	3,185	31,186
CRH PLC	2,715	101,196
DCC PLC	469	49,387
James Hardie Industries PLC	1,214	21,440
Kerry Group PLC, Class A	513	54,800
Kingspan Group PLC	604	27,991
Paddy Power Betfair PLC	179	20,827
Shire PLC	1,430	67,666
Smurfit Kappa Group PLC	1,826	64,284
Israel - 0.3%		163,456
Azrieli Group, Ltd.	60	3,278
Bank Hapoalim BM	2,629	19,736
Bank Leumi Le-Israel BM	6,483	39,981
Bezeq The Israeli Telecommunication Corp., Ltd.	7,071	11,705
Check Point Software Technologies, Ltd. (B)	122	12,616
Elbit Systems, Ltd.	37	5,603
Israel Chemicals, Ltd.	1,136	4,800
Taro Pharmaceutical Industries, Ltd. (B)	11	1,119
Teva Pharmaceutical Industries, Ltd.	3,111	64,618
Italy - 2.0%		1,129,439
Assicurazioni Generali SpA	2,239	44,544
Atlantia SpA	1,051	34,932
Banca Mediolanum SpA	1,282	12,617
Banco BPM SpA (B)	6,308	24,074
Davide Campari-Milano SpA	3,137	25,050
Enel SpA	17,797	113,292
Eni SpA	5,861	105,767
Ferrari NV	419	50,130
Intesa Sanpaolo SpA	27,158	106,926
Intesa Sanpaolo SpA	2,075	7,941
Leonardo SpA	2,970	35,963
Luxottica Group SpA	390	25,167
Mediobanca SpA	6,203	75,667
Moncler SpA	680	22,482
Parmalat SpA	1,061	4,130
Poste Italiane SpA (C)	2,810	23,328
PRADA SpA	3,898	15,923
Prysmian SpA	1,468	51,827
Recordati SpA	784	35,814
Snam SpA	7,895	38,544
Telecom Italia SpA (B)	52,287	47,237
Telecom Italia SpA	70,078	53,742
Terna Rete Elettrica Nazionale SpA	9,796	59,162
UniCredit SpA (B)	4,298	95,016
UnipolSai Assicurazioni SpA	7,778	20,164
Japan - 24.3%		13,944,925
ABC-Mart, Inc.	200	13,009
Acom Company, Ltd. (A)(B)	1,900	8,285
Aeon Company, Ltd.	5,300	90,191
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
AEON Financial Service Company, Ltd.	600	$14,957
Aisin Seiki Company, Ltd.	1,200	70,029
Ajinomoto Company, Inc.	800	15,171
Alps Electric Company, Ltd.	1,400	40,273
ANA Holdings, Inc.	2,800	113,893
Aozora Bank, Ltd.	600	24,296
Asahi Glass Company, Ltd.	1,200	52,659
Asahi Group Holdings, Ltd.	1,000	50,305
Asahi Kasei Corp.	11,000	143,553
Astellas Pharma, Inc.	2,900	38,258
Bandai Namco Holdings, Inc.	1,500	48,921
Bridgestone Corp.	3,600	174,995
Brother Industries, Ltd.	1,400	35,797
Calbee, Inc. (A)	800	28,143
Canon, Inc.	1,500	59,764
Casio Computer Company, Ltd.	600	9,097
Central Japan Railway Company	600	113,508
Chubu Electric Power Company, Inc.	4,000	50,186
Chugai Pharmaceutical Company, Ltd.	300	15,858
Coca-Cola Bottlers Japan Holdings, Inc.	500	17,658
Concordia Financial Group, Ltd.	7,800	47,234
Dai Nippon Printing Company, Ltd.	2,600	57,881
Daicel Corp.	1,400	16,956
Daifuku Company, Ltd.	500	33,439
Dai-ichi Life Holdings, Inc.	3,600	75,377
Daiichi Sankyo Company, Ltd.	1,400	47,071
Daikin Industries, Ltd.	700	83,977
Daito Trust Construction Company, Ltd.	200	34,932
Daiwa House Industry Company, Ltd.	1,300	51,271
Daiwa Securities Group, Inc.	4,000	28,664
Denso Corp.	900	56,257
Dentsu, Inc.	300	13,426
Disco Corp.	100	23,398
Don Quijote Holdings Company, Ltd.	900	49,883
East Japan Railway Company	2,000	198,708
Eisai Company, Ltd.	400	22,834
Electric Power Development Company, Ltd.	1,500	42,531
FamilyMart UNY Holdings Company, Ltd. (A)	400	26,751
FANUC Corp.	200	54,006
Fast Retailing Company, Ltd.	200	89,213
FUJIFILM Holdings Corp.	1,400	53,740
Fujitsu, Ltd.	7,000	51,553
Hamamatsu Photonics KK	400	14,768
Hankyu Hanshin Holdings, Inc.	2,800	112,739
Hikari Tsushin, Inc.	100	14,521
Hino Motors, Ltd.	3,400	44,947
Hirose Electric Company, Ltd.	100	14,979
Hisamitsu Pharmaceutical Company, Inc.	200	13,742
Hitachi Chemical Company, Ltd.	1,100	28,045
Hitachi Construction Machinery Company, Ltd. (A)	600	26,852
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Hitachi High-Technologies Corp.	200	$9,381
Hitachi Metals, Ltd.	2,300	31,248
Hitachi, Ltd.	27,000	214,308
Honda Motor Company, Ltd.	5,400	189,276
Hoshizaki Corp.	300	28,336
Hoya Corp.	1,300	66,325
Hulic Company, Ltd.	1,400	17,725
Idemitsu Kosan Company, Ltd.	700	26,165
Iida Group Holdings Company, Ltd.	1,100	21,777
Inpex Corp.	3,300	42,900
Isetan Mitsukoshi Holdings, Ltd.	3,100	37,062
Isuzu Motors, Ltd.	2,600	43,804
ITOCHU Corp.	5,200	101,899
Japan Airlines Company, Ltd.	1,700	64,057
Japan Exchange Group, Inc.	3,800	68,268
Japan Post Bank Company, Ltd.	1,000	13,495
Japan Post Holdings Company, Ltd.	1,100	13,121
Japan Post Insurance Company, Ltd.	100	2,643
Japan Real Estate Investment Corp.	4	20,558
Japan Retail Fund Investment Corp.	7	13,948
Japan Tobacco, Inc.	3,000	99,272
JFE Holdings, Inc.	1,800	42,685
JGC Corp.	800	17,267
JSR Corp.	700	16,571
JTEKT Corp.	3,800	67,676
JXTG Holdings, Inc.	16,200	107,421
Kajima Corp.	9,000	88,965
Kansai Paint Company, Ltd.	800	19,752
Kao Corp.	1,600	110,859
Kawasaki Heavy Industries, Ltd.	1,800	74,206
KDDI Corp.	5,800	146,282
Keikyu Corp.	1,600	31,515
Keio Corp.	399	18,935
Keisei Electric Railway Company, Ltd.	300	10,155
Keyence Corp.	100	60,858
Kikkoman Corp.	500	20,659
Kintetsu Group Holdings Company, Ltd.	1,600	63,176
Kirin Holdings Company, Ltd.	3,000	74,784
Koito Manufacturing Company, Ltd.	400	28,107
Komatsu, Ltd.	1,300	50,437
Konami Holdings Corp.	600	34,300
Konica Minolta, Inc.	5,600	55,715
Kose Corp.	200	34,446
Kubota Corp.	1,500	30,466
Kuraray Company, Ltd.	5,800	108,396
Kyocera Corp.	900	59,786
Kyowa Hakko Kirin Company, Ltd.	300	5,868
Kyushu Electric Power Company, Inc. (A)	6,800	74,382
Kyushu Railway Company	300	9,633
Lawson, Inc. (A)	500	33,805
LINE Corp. (B)	100	4,736
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Lion Corp.	1,500	$28,116
LIXIL Group Corp.	3,500	98,278
M3, Inc.	1,200	43,864
Makita Corp.	300	14,127
Marubeni Corp.	5,700	42,726
Mazda Motor Corp.	6,400	89,678
Mebuki Financial Group, Inc.	4,900	22,221
MEIJI Holdings Company, Ltd.	400	33,457
MINEBEA MITSUMI, Inc.	2,300	51,982
MISUMI Group, Inc.	1,200	36,114
Mitsubishi Chemical Holdings Corp.	12,300	133,474
Mitsubishi Corp.	4,500	125,739
Mitsubishi Electric Corp.	3,100	56,587
Mitsubishi Estate Company, Ltd.	1,600	30,613
Mitsubishi Gas Chemical Company, Inc.	1,200	33,860
Mitsubishi Heavy Industries, Ltd.	1,100	41,338
Mitsubishi Materials Corp.	1,000	37,057
Mitsubishi Motors Corp.	1,000	7,411
Mitsubishi Tanabe Pharma Corp.	300	6,132
Mitsubishi UFJ Financial Group, Inc.	34,200	257,170
Mitsubishi UFJ Lease & Finance Company, Ltd.	6,400	41,277
Mitsui & Company, Ltd.	5,900	103,455
Mitsui Chemicals, Inc.	2,600	81,581
Mitsui Fudosan Company, Ltd.	2,000	52,357
Mizuho Financial Group, Inc.	60,200	113,225
MS&AD Insurance Group Holdings, Inc.	1,400	47,597
Murata Manufacturing Company, Ltd.	500	73,794
NEC Corp.	3,100	93,436
Nexon Company, Ltd. (B)	300	9,963
NGK Insulators, Ltd.	1,800	36,641
NGK Spark Plug Company, Ltd.	1,100	28,932
NH Foods, Ltd.	1,000	24,021
Nidec Corp.	500	79,932
Nikon Corp.	2,900	56,244
Nintendo Company, Ltd.	100	43,947
Nippon Building Fund, Inc.	4	21,437
Nippon Express Company, Ltd.	1,200	86,189
Nippon Paint Holdings Company, Ltd.	300	10,732
Nippon Steel & Sumitomo Metal Corp.	2,800	71,273
Nippon Telegraph & Telephone Corp.	8,000	380,450
Nissan Chemical Industries, Ltd.	400	16,289
Nissan Motor Company, Ltd.	15,200	162,019
Nisshin Seifun Group, Inc.	500	10,018
Nissin Foods Holdings Company, Ltd.	300	22,207
Nitori Holdings Company, Ltd.	300	47,781
Nitto Denko Corp.	300	27,412
Nomura Holdings, Inc.	9,700	62,872
Nomura Real Estate Master Fund, Inc.	11	15,318
Nomura Research Institute, Ltd.	200	9,198
NSK, Ltd.	6,100	100,367
NTT Data Corp.	2,400	28,209
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
NTT DOCOMO, Inc.	4,400	$109,017
Obayashi Corp.	9,900	118,994
Obic Company, Ltd.	200	15,556
Odakyu Electric Railway Company, Ltd.	2,100	46,173
Oji Holdings Corp.	7,000	47,904
Olympus Corp.	1,000	38,432
Omron Corp.	600	37,433
Ono Pharmaceutical Company, Ltd.	500	12,343
Oracle Corp. Japan	400	32,174
Oriental Land Company, Ltd.	700	68,362
ORIX Corp.	7,600	141,688
Osaka Gas Company, Ltd.	4,500	89,171
Otsuka Corp.	400	33,530
Otsuka Holdings Company, Ltd.	500	22,198
Panasonic Corp.	7,700	114,207
Pola Orbis Holdings, Inc. (A)	400	15,647
Rakuten, Inc.	1,400	12,644
Recruit Holdings Company, Ltd.	2,300	56,028
Renesas Electronics Corp. (B)	200	2,351
Resona Holdings, Inc.	7,600	45,765
Ricoh Company, Ltd.	5,700	55,979
Rinnai Corp.	100	9,409
Rohm Company, Ltd.	900	98,695
Ryohin Keikaku Company, Ltd.	100	33,393
Santen Pharmaceutical Company, Ltd.	1,300	21,211
Secom Company, Ltd.	400	30,569
Seibu Holdings, Inc.	1,400	27,960
Seiko Epson Corp.	1,000	24,250
Sekisui Chemical Company, Ltd.	4,800	91,466
Sekisui House, Ltd.	2,000	36,608
Seven & i Holdings Company, Ltd.	2,700	110,963
Seven Bank, Ltd.	4,600	16,941
Sharp Corp. (B)	200	7,466
Shimadzu Corp.	800	20,162
Shimano, Inc.	100	14,292
Shimizu Corp.	8,300	84,935
Shin-Etsu Chemical Company, Ltd.	600	68,215
Shinsei Bank, Ltd.	1,900	33,090
Shionogi & Company, Ltd.	600	33,184
Shiseido Company, Ltd.	700	35,919
SMC Corp.	100	49,031
SoftBank Group Corp.	2,600	213,898
Sohgo Security Services Company, Ltd.	200	10,829
Sompo Holdings, Inc.	900	35,998
Sony Corp.	2,300	109,759
Sony Financial Holdings, Inc.	1,300	23,748
Stanley Electric Company, Ltd.	900	36,485
Start Today Company, Ltd.	1,400	41,107
Subaru Corp.	1,900	62,977
Sumitomo Chemical Company, Ltd.	21,000	153,910
Sumitomo Corp.	3,900	67,135
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Sumitomo Dainippon Pharma Company, Ltd.	900	$13,291
Sumitomo Electric Industries, Ltd.	2,300	39,203
Sumitomo Metal Mining Company, Ltd.	1,000	46,796
Sumitomo Mitsui Financial Group, Inc.	3,900	174,286
Sumitomo Mitsui Trust Holdings, Inc.	700	29,031
Sundrug Company, Ltd.	400	17,205
Suntory Beverage & Food, Ltd.	300	14,319
Suruga Bank, Ltd.	600	12,104
Suzuki Motor Corp.	1,200	68,468
Sysmex Corp.	500	39,210
T&D Holdings, Inc.	3,100	55,181
Taisei Corp.	700	35,592
Taisho Pharmaceutical Holdings Company, Ltd.	300	24,516
Taiyo Nippon Sanso Corp.	1,100	17,001
Takeda Pharmaceutical Company, Ltd.	1,000	58,770
TDK Corp.	1,500	138,106
Terumo Corp.	700	34,245
The Chiba Bank, Ltd.	7,000	60,538
The Chugoku Electric Power Company, Inc.	3,300	36,490
The Kansai Electric Power Company, Inc.	3,900	48,359
The Shizuoka Bank, Ltd.	6,000	63,818
Tobu Railway Company, Ltd.	3,100	104,086
Toho Company, Ltd.	400	13,522
Tohoku Electric Power Company, Inc.	8,500	109,564
Tokio Marine Holdings, Inc.	2,300	108,305
Tokyo Electric Power Company Holdings, Inc. (B)	17,600	71,267
Tokyo Electron, Ltd.	300	56,232
Tokyo Gas Company, Ltd.	1,300	30,882
Tokyu Corp.	2,100	35,091
Toppan Printing Company, Ltd.	5,000	46,952
Toray Industries, Inc.	2,900	28,826
Toshiba Corp. (B)	5,000	14,246
Tosoh Corp.	2,000	45,806
TOTO, Ltd.	900	51,367
Toyota Industries Corp.	500	32,477
Toyota Motor Corp.	6,900	472,832
Toyota Tsusho Corp.	700	28,281
Trend Micro, Inc.	1,100	59,255
Tsuruha Holdings, Inc.	200	27,850
Unicharm Corp.	1,400	37,387
United Urban Investment Corp.	4	6,321
USS Company, Ltd.	1,800	40,071
West Japan Railway Company	900	67,412
Yahoo Japan Corp.	4,400	21,163
Yakult Honsha Company, Ltd.	100	8,355
Yamada Denki Company, Ltd. (A)	4,400	26,080
Yamaha Corp.	600	24,708
Yamaha Motor Company, Ltd.	2,300	76,277
Yamato Holdings Company, Ltd.	900	23,185
Yamazaki Baking Company, Ltd.	500	9,839
Yaskawa Electric Corp.	1,700	87,527
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Jersey, Channel Islands - 0.1%		$48,569
Randgold Resources, Ltd.	482	48,569
Luxembourg - 0.4%		215,866
ArcelorMittal (B)	2,123	77,292
Millicom International Cellular SA	1,344	100,528
RTL Group SA	303	25,781
Tenaris SA	702	12,265
Macau - 0.2%		86,227
MGM China Holdings, Ltd.	5,274	16,251
Sands China, Ltd.	5,869	34,967
Wynn Macau, Ltd.	9,921	35,009
Mexico - 0.0%		25,553
Fresnillo PLC	1,337	25,553
Netherlands - 3.9%		2,247,969
ABN AMRO Group NV (C)	2,471	84,005
Akzo Nobel NV	3,593	337,579
Altice NV, Class A (A)(B)	940	10,136
Altice NV, Class B (B)	258	2,779
ASML Holding NV	639	129,913
Heineken Holding NV	208	22,154
Heineken NV	554	62,500
ING Groep NV	10,054	198,255
Koninklijke Ahold Delhaize NV	2,508	56,144
Koninklijke DSM NV	1,260	130,626
Koninklijke KPN NV	48,621	170,806
Koninklijke Philips NV	3,228	132,139
NN Group NV	2,016	95,434
Royal Dutch Shell PLC, A Shares	10,635	372,416
Royal Dutch Shell PLC, B Shares	9,021	320,195
Wolters Kluwer NV	2,314	122,888
New Zealand - 0.1%		61,205
Auckland International Airport, Ltd.	2,203	10,916
Fisher & Paykel Healthcare Corp., Ltd.	786	7,766
Fletcher Building, Ltd.	935	5,404
Mercury NZ, Ltd.	2,436	6,220
Meridian Energy, Ltd.	4,492	9,641
Ryman Healthcare, Ltd.	517	4,190
Spark New Zealand, Ltd.	6,424	17,068
Norway - 0.6%		348,514
Aker BP ASA	566	16,443
DNB ASA	2,758	56,193
Gjensidige Forsikring ASA	331	6,270
Marine Harvest ASA (B)	733	12,743
Norsk Hydro ASA	2,932	21,466
Orkla ASA	950	9,928
Schibsted ASA, B Shares	359	10,873
Schibsted ASA, Class A	517	16,683
Statoil ASA	5,583	130,915
Telenor ASA	2,133	50,155
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway (continued)
Yara International ASA	349	$16,845
Portugal - 0.1%		78,238
EDP - Energias de Portugal SA	8,151	28,726
Galp Energia SGPS SA	992	18,994
Jeronimo Martins SGPS SA	1,428	30,518
Singapore - 1.1%		605,837
Ascendas Real Estate Investment Trust	5,700	12,017
CapitaLand Mall Trust	7,600	12,191
CapitaLand, Ltd.	8,800	25,811
City Developments, Ltd.	3,500	35,449
ComfortDelGro Corp., Ltd.	9,600	15,399
DBS Group Holdings, Ltd.	5,958	120,143
Genting Singapore PLC	10,500	10,827
Hutchison Port Holdings Trust	27,000	11,205
Jardine Cycle & Carriage, Ltd.	300	9,150
Keppel Corp., Ltd.	4,700	31,125
Oversea-Chinese Banking Corp., Ltd.	4,100	40,493
Sembcorp Industries, Ltd.	3,400	8,830
Singapore Airlines, Ltd.	2,300	19,869
Singapore Exchange, Ltd.	4,600	28,811
Singapore Technologies Engineering, Ltd.	5,400	13,900
Singapore Telecommunications, Ltd.	28,000	75,710
United Overseas Bank, Ltd.	6,124	128,308
Wilmar International, Ltd.	2,700	6,599
South Africa - 0.3%		174,380
Investec PLC	4,070	31,659
Mediclinic International PLC (A)	3,388	28,773
Mondi PLC	4,269	113,948
Spain - 3.3%		1,889,884
Abertis Infraestructuras SA	5,154	125,330
Aena SME SA (C)	233	50,926
Amadeus IT Group SA (A)	3,012	234,437
Banco Bilbao Vizcaya Argentaria SA	14,802	139,551
Banco de Sabadell SA	22,561	53,794
Banco Santander SA (A)	44,677	332,992
Bankia SA	6,533	33,205
CaixaBank SA	12,274	66,467
EDP Renovaveis SA	1,389	12,199
Endesa SA	1,869	42,142
Ferrovial SA	1,850	42,578
Gas Natural SDG SA	2,448	56,738
Grifols SA	2,324	75,013
Iberdrola SA	18,296	149,472
Iberdrola SA (B)	375	3,066
Industria de Diseno Textil SA	3,578	128,682
Red Electrica Corp. SA	2,674	56,863
Repsol SA	7,404	139,789
Telefonica SA	14,263	146,640
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden - 2.8%		$1,612,384
Alfa Laval AB	3,008	79,159
Arjo AB, B Shares (B)	1,655	5,436
Assa Abloy AB, B Shares	1,370	30,437
Atlas Copco AB, A Shares	1,799	84,631
Atlas Copco AB, B Shares	1,061	44,415
Boliden AB	2,330	84,781
Electrolux AB, Series B	828	29,327
Essity AB, Class B (B)	1,177	35,365
Fastighets AB Balder, B Shares (B)	403	10,775
Getinge AB, B Shares	1,754	24,095
Hennes & Mauritz AB, B Shares (A)	2,746	48,714
Hexagon AB, B Shares	291	17,387
Husqvarna AB, B Shares	2,974	31,131
ICA Gruppen AB	886	34,720
Lundin Petroleum AB (B)	794	19,839
Nordea Bank AB	7,901	97,816
Sandvik AB	3,302	65,224
Securitas AB, B Shares	1,919	35,634
Skandinaviska Enskilda Banken AB, Series A	3,557	45,078
Skandinaviska Enskilda Banken AB, Series C	51	655
Skanska AB, B Shares	1,234	25,161
SKF AB, B Shares	5,863	145,371
Svenska Cellulosa AB SCA, B Shares	6,639	68,922
Svenska Handelsbanken AB, A Shares	4,415	64,445
Svenska Handelsbanken AB, B Shares	145	2,149
Swedbank AB, A Shares	2,893	74,180
Swedish Match AB	752	30,561
Tele2 AB, B Shares	4,570	57,345
Telefonaktiebolaget LM Ericsson, B Shares	8,351	53,799
Telia Company AB	11,472	57,765
Trelleborg AB, B Shares	1,408	37,698
Volvo AB, A Shares	1,364	28,185
Volvo AB, B Shares	6,943	142,184
Switzerland - 8.1%		4,659,048
ABB, Ltd.	6,444	179,886
Cie Financiere Richemont SA	1,761	169,205
Coca-Cola HBC AG (B)	2,130	71,665
Credit Suisse Group AG (B)	17,701	341,986
Ferguson PLC	1,951	150,817
Givaudan SA	59	142,169
Glencore PLC (B)	25,778	147,987
Kuehne + Nagel International AG	345	63,426
LafargeHolcim, Ltd. (B)	3,489	213,934
Lonza Group AG (B)	317	88,287
Nestle SA	6,898	596,748
Novartis AG	5,732	519,185
Partners Group Holding AG	74	57,594
Roche Holding AG	1,655	408,498
Roche Holding AG, BR Shares	139	34,810
Schindler Holding AG	148	36,077
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Schindler Holding AG, Participation Certificates	311	$78,085
SGS SA	21	56,544
Sika AG	7	60,730
STMicroelectronics NV	2,566	61,471
Swiss Re AG	3,054	301,589
Swisscom AG	314	171,727
The Swatch Group AG	247	21,376
The Swatch Group AG, BR Shares	205	94,054
UBS Group AG (B)	8,086	164,399
Zurich Insurance Group AG	1,297	426,799
United Kingdom - 16.1%		9,241,124
3i Group PLC	14,076	186,436
Admiral Group PLC	1,401	36,818
Anglo American PLC	15,537	377,505
Ashtead Group PLC	3,762	112,612
Associated British Foods PLC	669	26,000
AstraZeneca PLC	3,173	220,487
Aviva PLC	27,988	204,255
BAE Systems PLC	23,637	199,661
Barclays PLC	43,622	124,028
Barratt Developments PLC	7,553	62,855
BP PLC	51,365	366,022
British American Tobacco PLC	4,103	281,173
BT Group PLC	16,649	60,480
Bunzl PLC	2,669	78,186
Burberry Group PLC	3,973	89,210
Centrica PLC	48,746	92,507
CNH Industrial NV	7,867	116,771
Coca-Cola European Partners PLC	927	37,347
Compass Group PLC	5,436	114,601
ConvaTec Group PLC (C)	2,163	6,219
Diageo PLC	7,285	262,358
Direct Line Insurance Group PLC	7,381	38,762
Experian PLC	9,522	219,767
Fiat Chrysler Automobiles NV (B)	8,808	213,548
GKN PLC	19,707	118,487
GlaxoSmithKline PLC	12,648	237,488
Hargreaves Lansdown PLC	2,011	53,120
HSBC Holdings PLC	49,228	525,805
Imperial Brands PLC	3,067	126,416
Informa PLC	1,537	15,217
InterContinental Hotels Group PLC	756	50,657
International Consolidated Airlines Group SA	13,102	119,476
Intertek Group PLC	1,148	82,017
ITV PLC	31,072	73,791
Johnson Matthey PLC	2,261	111,248
Kingfisher PLC	23,029	113,637
Land Securities Group PLC	2,558	36,442
Legal & General Group PLC	44,969	173,044
Lloyds Banking Group PLC	162,737	160,860
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
London Stock Exchange Group PLC	1,995	$111,409
National Grid PLC	11,522	131,849
Next PLC	1,263	91,455
Old Mutual PLC	58,944	195,974
Persimmon PLC	1,858	66,107
Prudential PLC	3,402	92,209
Reckitt Benckiser Group PLC	1,961	189,711
RELX NV	3,505	78,223
RELX PLC	3,669	81,289
Rentokil Initial PLC	7,868	33,230
Rio Tinto PLC	3,831	213,666
Rio Tinto, Ltd.	1,443	89,797
Rolls-Royce Holdings PLC (B)	18,601	230,658
RSA Insurance Group PLC	7,375	64,981
Schroders PLC	938	49,620
Schroders PLC, Non-Voting Shares	328	12,430
Severn Trent PLC	1,834	50,948
Sky PLC	6,072	91,441
Smith & Nephew PLC	6,619	119,445
Smiths Group PLC	2,774	63,057
SSE PLC	6,523	121,006
St. James's Place PLC	3,399	57,447
Standard Chartered PLC (B)	7,397	86,213
Standard Life Aberdeen PLC	18,584	112,449
Taylor Wimpey PLC	23,178	62,822
Tesco PLC	27,528	81,816
The British Land Company PLC	3,123	29,693
The Royal Bank of Scotland Group PLC (B)	8,593	35,156
The Sage Group PLC	8,199	87,352
Unilever NV	2,475	143,833
Unilever PLC	3,627	206,311
United Utilities Group PLC	8,073	84,724
Vodafone Group PLC	119,427	381,441
Whitbread PLC	1,529	84,385
Wm Morrison Supermarkets PLC	15,702	49,570
WPP PLC	1,876	34,094
United States - 0.2%		101,346
Carnival PLC	257	18,164
Samsonite International SA	5,400	23,405
Worldpay, Inc., Class A (B)	744	59,777

PREFERRED SECURITIES - 0.7%		$379,250
(Cost $296,125)
Germany - 0.6%		328,235
Bayerische Motoren Werke AG	588	57,648
Henkel AG & Company KGaA	221	31,000
Porsche Automobil Holding SE	626	58,020
RWE AG	381	6,692
Volkswagen AG	793	174,875
Spain - 0.1%		51,015
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value

Grifols SA, Class B	2,062	$51,015

RIGHTS - 0.0%		$20
(Cost $0)
UniCredit SpA (Expiration Date: 2-21-18; Strike Price: EUR 16.34) (B)	4,058	20

SECURITIES LENDING COLLATERAL - 1.4%		$802,583
(Cost $802,565)
John Hancock Collateral Trust, 1.4720% (D)(E)	80,217	802,583

SHORT-TERM INVESTMENTS - 0.1%		$76,347
(Cost $76,347)
Money market funds - 0.1%		76,347
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (D)	76,347	76,347
Total investments (Multifactor Developed International ETF) (Cost $50,900,205) - 101.2%		$57,985,894
Other assets and liabilities, net - (1.2%)		(674,804)
Total net assets - 100.0%		$57,311,090

Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $760,916.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 1-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-18:
Financials	20.2%
Industrials	16.0%
Consumer discretionary	14.1%
Materials	11.4%
Consumer staples	7.8%
Health care	7.5%
Information technology	5.4%
Telecommunication services	5.3%
Utilities	4.3%
Energy	4.3%
Real estate	3.4%
Short-term investments and other	0.3%
TOTAL	100.0%
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR ENERGY ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$36,394,522
(Cost $33,409,901)
Energy – 98.0%		35,715,292
Energy equipment and services – 12.1%
Baker Hughes, a GE Company	6,183	198,783
Core Laboratories NV (A)	2,413	275,809
Halliburton Company	15,526	833,746
Helmerich & Payne, Inc. (A)	5,806	418,206
National Oilwell Varco, Inc.	18,836	690,904
Patterson-UTI Energy, Inc.	5,210	123,060
RPC, Inc. (A)	2,998	60,560
Schlumberger, Ltd.	13,264	975,965
TechnipFMC PLC	22,020	714,769
Weatherford International PLC (A)(B)	32,234	127,002
Oil, gas and consumable fuels – 85.9%
Anadarko Petroleum Corp.	26,925	1,616,846
Andeavor	11,053	1,195,492
Antero Resources Corp. (B)	18,388	357,279
Apache Corp.	20,458	917,950
Cabot Oil & Gas Corp.	15,658	412,588
Centennial Resource Development, Inc., Class A (A)(B)	4,319	88,151
Cheniere Energy Partners LP Holdings LLC	1,341	38,178
Cheniere Energy, Inc. (B)	7,252	410,173
Chevron Corp.	16,612	2,082,314
Cimarex Energy Company	4,316	484,255
Concho Resources, Inc. (B)	8,040	1,265,818
ConocoPhillips	17,634	1,037,056
Continental Resources, Inc. (B)	4,947	274,707
Devon Energy Corp.	22,580	934,135
Diamondback Energy, Inc. (B)	3,616	453,808
Energen Corp. (B)	6,335	330,877
EOG Resources, Inc.	13,201	1,518,115
EQT Corp.	17,267	937,425
Exxon Mobil Corp.	23,340	2,037,582
Hess Corp.	14,211	717,798
HollyFrontier Corp.	9,883	473,989
Kinder Morgan, Inc.	74,672	1,342,603
Marathon Oil Corp.	42,630	775,440
Marathon Petroleum Corp.	29,132	2,017,974
Murphy Oil Corp.	13,616	437,074
Newfield Exploration Company (B)	9,055	286,681
Noble Energy, Inc.	34,616	1,056,480
Occidental Petroleum Corp.	18,396	1,379,148
Parsley Energy, Inc., Class A (B)	9,253	218,371
Phillips 66	7,169	734,106
Pioneer Natural Resources Company	7,132	1,304,514
Range Resources Corp.	11,857	168,962
RSP Permian, Inc. (B)	5,611	222,644
Tallgrass Energy GP LP	2,186	53,513
Targa Resources Corp.	11,100	532,800
MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	39,870	$1,251,519
Valero Energy Corp.	17,052	1,636,480
WPX Energy, Inc. (B)	19,935	293,643
Information technology – 0.8%		289,771
Semiconductors and semiconductor equipment – 0.8%
First Solar, Inc. (B)	4,314	289,771
Utilities – 1.1%		389,459
Electric utilities – 1.1%
OGE Energy Corp.	12,095	389,459

SECURITIES LENDING COLLATERAL – 1.9%		$670,961
(Cost $670,953)
John Hancock Collateral Trust, 1.4720% (C)(D)	67,062	670,961

SHORT-TERM INVESTMENTS – 0.1%		$42,043
(Cost $42,043)
Money market funds – 0.1%		42,043
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (C)	42,043	42,043
Total investments (Multifactor Energy ETF) (Cost $34,122,897) 101.9%		$37,107,526
Other assets and liabilities, net (1.9%)		(677,575)
Total net assets 100.0%		$36,429,951

Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $642,622.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR FINANCIALS ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$73,806,800
(Cost $58,353,684)
Consumer discretionary – 0.6%		435,932
Internet and direct marketing retail – 0.2%
Liberty Ventures, Series A (A)	2,086	122,928
Media – 0.4%
Liberty Broadband Corp., Series A (A)	544	51,484
Liberty Broadband Corp., Series C (A)	2,737	261,520
Financials – 90.8%		67,088,057
Banks – 35.2%
Bank of America Corp.	101,763	3,256,416
Bank of Hawaii Corp.	830	69,446
Bank of the Ozarks	3,075	153,596
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
BankUnited, Inc.	2,903	$119,139
BB&T Corp.	13,695	755,827
BOK Financial Corp.	726	70,197
CIT Group, Inc.	5,549	281,279
Citigroup, Inc.	28,899	2,267,994
Citizens Financial Group, Inc.	17,294	793,795
Comerica, Inc.	5,209	496,001
Commerce Bancshares, Inc.	3,835	224,386
Cullen/Frost Bankers, Inc.	1,908	203,030
East West Bancorp, Inc.	4,831	318,411
Fifth Third Bancorp	30,614	1,013,323
First Citizens BancShares, Inc., Class A	223	94,866
First Hawaiian, Inc.	1,350	39,015
First Horizon National Corp.	6,728	133,618
First Republic Bank	4,336	388,289
FNB Corp.	4,489	64,417
Hancock Holding Company	1,739	93,384
Home BancShares, Inc.	2,929	70,325
Huntington Bancshares, Inc.	34,246	554,100
IBERIABANK Corp.	1,176	99,372
Investors Bancorp, Inc.	8,245	112,874
JPMorgan Chase & Co.	27,266	3,153,858
KeyCorp	32,920	704,488
M&T Bank Corp.	3,961	755,680
MB Financial, Inc.	1,230	52,619
PacWest Bancorp	3,610	189,272
People's United Financial, Inc.	10,850	213,420
Pinnacle Financial Partners, Inc.	930	58,869
Popular, Inc.	2,770	112,573
Prosperity Bancshares, Inc.	2,478	187,832
Regions Financial Corp.	48,380	930,347
Signature Bank (A)	1,717	264,418
SunTrust Banks, Inc.	14,321	1,012,495
SVB Financial Group (A)	1,668	411,245
Synovus Financial Corp.	3,468	174,753
Texas Capital Bancshares, Inc. (A)	1,072	101,626
The PNC Financial Services Group, Inc.	5,818	919,360
U.S. Bancorp	18,803	1,074,403
UMB Financial Corp.	716	54,545
Umpqua Holdings Corp.	6,753	146,202
United Bankshares, Inc.	1,202	44,234
Webster Financial Corp.	3,044	172,351
Wells Fargo & Company	44,387	2,919,777
Western Alliance Bancorp (A)	3,726	218,567
Wintrust Financial Corp.	1,332	114,419
Zions Bancorporation	6,834	369,241
Capital markets – 20.5%
Affiliated Managers Group, Inc.	1,581	315,615
Ameriprise Financial, Inc.	5,065	854,466
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
BGC Partners, Inc., Class A	3,002	$42,959
BlackRock, Inc.	1,090	612,362
Cboe Global Markets, Inc.	2,582	346,995
CME Group, Inc.	3,870	593,968
E*TRADE Financial Corp. (A)	8,993	473,931
Eaton Vance Corp.	4,371	252,644
FactSet Research Systems, Inc.	1,540	309,063
Franklin Resources, Inc.	10,785	457,392
Intercontinental Exchange, Inc.	8,272	610,804
Invesco, Ltd.	11,603	419,216
Janus Henderson Group PLC	2,136	84,116
Lazard, Ltd., Class A	1,781	104,313
Legg Mason, Inc.	3,275	139,581
LPL Financial Holdings, Inc.	1,178	70,279
MarketAxess Holdings, Inc.	1,207	236,825
Moody's Corp.	4,452	720,289
Morgan Stanley	16,379	926,232
Morningstar, Inc.	757	72,763
MSCI, Inc.	3,305	460,155
Nasdaq, Inc.	3,450	279,140
Northern Trust Corp.	7,215	760,389
Raymond James Financial, Inc.	4,330	417,369
S&P Global, Inc.	4,361	789,777
SEI Investments Company	4,986	374,698
State Street Corp.	5,279	581,587
T. Rowe Price Group, Inc.	7,547	842,472
TD Ameritrade Holding Corp.	8,426	470,087
The Bank of New York Mellon Corp.	12,736	722,131
The Charles Schwab Corp.	12,987	692,727
The Goldman Sachs Group, Inc.	4,138	1,108,529
Consumer finance – 6.9%
Ally Financial, Inc.	26,094	776,818
American Express Company	8,435	838,439
Capital One Financial Corp.	11,218	1,166,223
Credit Acceptance Corp. (A)(B)	235	77,482
Discover Financial Services	10,174	811,885
Navient Corp.	14,403	205,243
OneMain Holdings, Inc. (A)	2,013	65,845
Santander Consumer USA Holdings, Inc.	6,007	103,621
SLM Corp. (A)	11,423	130,679
Synchrony Financial	22,923	909,585
Diversified financial services – 4.8%
Berkshire Hathaway, Inc., Class B (A)	13,738	2,945,152
Leucadia National Corp.	9,513	257,517
Voya Financial, Inc.	6,407	332,587
Insurance – 22.6%
Aflac, Inc.	7,246	639,097
Alleghany Corp. (A)	490	307,573
American Financial Group, Inc.	2,561	290,264
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
American International Group, Inc.	10,301	$658,440
Aon PLC	4,213	598,962
Arch Capital Group, Ltd. (A)	3,350	304,649
Arthur J. Gallagher & Company	5,077	346,861
Assurant, Inc.	2,630	240,592
Assured Guaranty, Ltd.	7,328	260,804
Athene Holding, Ltd., Class A (A)	2,197	110,202
Axis Capital Holdings, Ltd.	3,283	165,890
Brighthouse Financial, Inc. (A)	1,664	106,929
Brown & Brown, Inc.	4,335	227,501
Chubb, Ltd.	4,050	632,408
Cincinnati Financial Corp.	4,006	308,061
CNA Financial Corp.	1,098	59,468
Enstar Group, Ltd. (A)	317	65,809
Erie Indemnity Company, Class A	923	109,615
Everest Re Group, Ltd.	1,437	330,223
First American Financial Corp.	3,657	216,019
FNF Group	7,302	284,632
Lincoln National Corp.	7,545	624,726
Loews Corp.	9,240	477,246
Markel Corp. (A)	308	353,489
Marsh & McLennan Companies, Inc.	8,241	688,288
MetLife, Inc.	11,634	559,246
Old Republic International Corp.	9,775	210,065
Primerica, Inc.	901	91,001
Principal Financial Group, Inc.	9,150	618,540
Prudential Financial, Inc.	7,170	851,939
Reinsurance Group of America, Inc.	2,591	405,880
RenaissanceRe Holdings, Ltd.	1,376	174,945
The Allstate Corp.	6,254	617,708
The Hanover Insurance Group, Inc.	1,489	168,480
The Hartford Financial Services Group, Inc.	15,068	885,396
The Progressive Corp.	9,293	502,751
The Travelers Companies, Inc.	6,685	1,002,215
Torchmark Corp.	3,558	323,244
Unum Group	8,812	468,710
Validus Holdings, Ltd.	3,269	221,311
W.R. Berkley Corp.	3,649	266,304
White Mountains Insurance Group, Ltd.	143	120,106
Willis Towers Watson PLC	3,137	503,394
XL Group, Ltd.	8,727	321,503
Thrifts and mortgage finance – 0.8%
Essent Group, Ltd. (A)	1,043	48,520
MGIC Investment Corp. (A)	12,362	183,205
New York Community Bancorp, Inc.	14,144	200,279
Radian Group, Inc.	5,525	121,937
TFS Financial Corp.	1,367	19,986
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials – 0.9%		$641,470
Professional services – 0.9%
Equifax, Inc.	3,922	489,975
IHS Markit, Ltd. (A)	3,174	151,495
Information technology – 6.4%		4,755,385
Internet software and services – 0.1%
Zillow Group, Inc., Class A (A)	790	35,384
Zillow Group, Inc., Class C (A)(B)	1,673	74,382
IT services – 6.3%
Black Knight, Inc. (A)	3,148	155,826
Mastercard, Inc., Class A	10,169	1,718,561
The Western Union Company	17,444	362,661
Visa, Inc., Class A	19,388	2,408,571
Real estate – 1.2%		885,956
Real estate management and development – 1.2%
CBRE Group, Inc., Class A (A)	9,383	428,709
Jones Lang LaSalle, Inc.	1,455	227,489
Realogy Holdings Corp.	4,698	129,242
The Howard Hughes Corp. (A)	798	100,516

SECURITIES LENDING COLLATERAL – 0.2%		$146,769
(Cost $146,766)
John Hancock Collateral Trust, 1.4720% (C)(D)	14,669	146,769

SHORT-TERM INVESTMENTS – 0.1%		$63,572
(Cost $63,572)
Money market funds – 0.1%		63,572
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (C)	63,572	63,572
Total investments (Multifactor Financials ETF) (Cost $58,564,022) 100.2%		$74,017,141
Other assets and liabilities, net (0.2%)		(171,167)
Total net assets 100.0%		$73,845,974

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $136,481.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$38,206,194
(Cost $31,825,652)
Health care – 99.8%		38,150,904
Biotechnology – 19.6%
AbbVie, Inc.	11,744	1,317,912
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
ACADIA Pharmaceuticals, Inc. (A)(B)	1,240	$37,088
Alexion Pharmaceuticals, Inc. (A)	2,055	245,203
Alkermes PLC (A)	2,227	127,318
Alnylam Pharmaceuticals, Inc. (A)	974	126,601
Amgen, Inc.	7,402	1,377,142
Biogen, Inc. (A)	1,922	668,491
BioMarin Pharmaceutical, Inc. (A)	2,414	217,815
Bioverativ, Inc. (A)	2,122	218,693
Bluebird Bio, Inc. (A)	668	136,873
Celgene Corp. (A)	5,731	579,748
Clovis Oncology, Inc. (A)	402	24,321
Dyax Corp. (A)(C)	702	2,211
Exact Sciences Corp. (A)	994	49,412
Exelixis, Inc. (A)	3,133	94,961
Gilead Sciences, Inc.	12,353	1,035,181
Incyte Corp. (A)	1,389	125,413
Ionis Pharmaceuticals, Inc. (A)	1,503	78,938
Juno Therapeutics, Inc. (A)	771	66,160
Neurocrine Biosciences, Inc. (A)	1,069	91,367
OPKO Health, Inc. (A)(B)	7,497	33,437
Regeneron Pharmaceuticals, Inc. (A)	522	191,391
Seattle Genetics, Inc. (A)	1,411	73,795
TESARO, Inc. (A)(B)	466	31,436
United Therapeutics Corp. (A)	1,468	189,372
Vertex Pharmaceuticals, Inc. (A)	2,073	345,922
Health care equipment and supplies – 21.8%
Abbott Laboratories	13,470	837,295
ABIOMED, Inc. (A)	607	142,645
Align Technology, Inc. (A)	1,295	339,290
Baxter International, Inc.	5,762	415,037
Becton, Dickinson and Company	3,043	739,266
Boston Scientific Corp. (A)	11,740	328,250
DENTSPLY SIRONA, Inc.	5,149	313,111
DexCom, Inc. (A)(B)	1,047	60,935
Edwards Lifesciences Corp. (A)	3,933	497,839
Hill-Rom Holdings, Inc.	2,199	187,641
Hologic, Inc. (A)	9,144	390,449
IDEXX Laboratories, Inc. (A)	1,700	317,968
Integra LifeSciences Holdings Corp. (A)	755	39,758
Intuitive Surgical, Inc. (A)	928	400,590
Masimo Corp. (A)	730	68,795
Medtronic PLC	10,165	873,072
ResMed, Inc.	2,854	287,655
STERIS PLC	1,882	171,111
Stryker Corp.	2,560	420,813
Teleflex, Inc.	1,003	278,583
The Cooper Companies, Inc.	1,087	265,956
Varian Medical Systems, Inc. (A)	2,031	258,953
West Pharmaceutical Services, Inc.	1,481	148,396
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	4,279	$543,946
Health care providers and services – 30.2%
Acadia Healthcare Company, Inc. (A)	1,641	55,925
Aetna, Inc.	4,132	771,940
AmerisourceBergen Corp.	3,623	361,104
Anthem, Inc.	3,565	883,585
Cardinal Health, Inc.	11,865	851,788
Centene Corp. (A)	4,464	478,719
Cigna Corp.	3,480	725,058
DaVita, Inc. (A)	6,031	470,659
Encompass Health Corp.	3,116	164,899
Envision Healthcare Corp. (A)	3,332	119,919
Express Scripts Holding Company (A)	11,692	925,773
HCA Healthcare, Inc. (A)	2,871	290,430
Henry Schein, Inc. (A)	3,786	286,524
Humana, Inc.	1,898	534,913
Laboratory Corp. of America Holdings (A)	2,970	518,265
McKesson Corp.	3,169	535,181
MEDNAX, Inc. (A)	2,465	130,177
Molina Healthcare, Inc. (A)	661	60,389
Patterson Companies, Inc.	2,481	89,043
Quest Diagnostics, Inc.	4,538	480,211
UnitedHealth Group, Inc.	9,320	2,206,790
Universal Health Services, Inc., Class B	2,996	364,014
WellCare Health Plans, Inc. (A)	1,191	250,563
Life sciences tools and services – 5.6%
Bio-Rad Laboratories, Inc., Class A (A)	489	126,421
Bio-Techne Corp.	761	106,761
Bruker Corp.	2,476	88,170
Charles River Laboratories International, Inc. (A)	1,247	131,484
Illumina, Inc. (A)	1,233	286,845
IQVIA Holdings, Inc. (A)	2,979	304,424
PRA Health Sciences, Inc. (A)	885	80,588
Syneos Health, Inc. (A)	1,581	60,631
Thermo Fisher Scientific, Inc.	2,795	626,387
Waters Corp. (A)	1,559	336,136
Pharmaceuticals – 22.6%
Akorn, Inc. (A)	2,011	64,794
Allergan PLC	2,589	466,693
Bristol-Myers Squibb Company	10,267	642,714
Catalent, Inc. (A)	2,704	125,844
Eli Lilly & Company	6,755	550,195
Jazz Pharmaceuticals PLC (A)	1,638	238,722
Johnson & Johnson	15,987	2,209,244
Mallinckrodt PLC (A)	2,433	43,940
Merck & Company, Inc.	19,275	1,142,044
Mylan NV (A)	12,385	530,700
Perrigo Company PLC	2,464	223,288
Pfizer, Inc.	52,334	1,938,451
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	5,956	$457,004
Industrials – 0.2%		55,290
Commercial services and supplies – 0.2%
Healthcare Services Group, Inc.	1,002	55,290

SECURITIES LENDING COLLATERAL – 0.4%		$152,741
(Cost $152,738)
John Hancock Collateral Trust, 1.4720% (D)(E)	15,266	152,741

SHORT-TERM INVESTMENTS – 0.1%		$52,965
(Cost $52,965)
Money market funds – 0.1%		52,965
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (D)	52,965	52,965
Total investments (Multifactor Healthcare ETF) (Cost $32,031,355) 100.5%		$38,411,900
Other assets and liabilities, net (0.5%)		(185,398)
Total net assets 100.0%		$38,226,502

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $146,561.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 1-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR INDUSTRIALS ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$31,291,015
(Cost $24,463,611)
Health care – 2.8%		887,322
Health care equipment and supplies – 0.8%
Danaher Corp.	2,532	256,441
Life sciences tools and services – 2.0%
Agilent Technologies, Inc.	3,504	257,299
Mettler-Toledo International, Inc. (A)	362	244,444
PerkinElmer, Inc.	1,611	129,138
Industrials – 72.2%		22,592,367
Aerospace and defense – 13.8%
BWX Technologies, Inc.	995	63,123
Curtiss-Wright Corp.	512	66,898
General Dynamics Corp.	1,137	252,960
HEICO Corp.	345	27,710
HEICO Corp., Class A	650	42,803
Hexcel Corp.	1,280	87,488
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
Huntington Ingalls Industries, Inc.	662	$157,251
L3 Technologies, Inc.	1,073	227,970
Lockheed Martin Corp.	1,100	390,335
Northrop Grumman Corp.	1,217	414,425
Orbital ATK, Inc.	870	114,753
Raytheon Company	1,483	309,858
Rockwell Collins, Inc.	1,993	276,011
Spirit AeroSystems Holdings, Inc., Class A	1,916	196,122
Teledyne Technologies, Inc. (A)	445	84,959
Textron, Inc.	3,817	223,943
The Boeing Company	1,958	693,856
TransDigm Group, Inc.	539	170,814
United Technologies Corp.	3,639	502,218
Air freight and logistics – 3.9%
C.H. Robinson Worldwide, Inc.	1,954	178,713
Expeditors International of Washington, Inc.	2,398	155,750
FedEx Corp.	1,456	382,171
United Parcel Service, Inc., Class B	2,956	376,358
XPO Logistics, Inc. (A)	1,364	128,816
Airlines – 5.4%
Alaska Air Group, Inc.	2,246	147,630
American Airlines Group, Inc.	5,878	319,293
Copa Holdings SA, Class A	358	49,522
Delta Air Lines, Inc.	6,722	381,608
JetBlue Airways Corp. (A)	5,025	104,822
Southwest Airlines Company	5,072	308,378
United Continental Holdings, Inc. (A)	5,586	378,843
Building products – 3.3%
Allegion PLC	1,135	97,735
AO Smith Corp.	1,751	116,932
Fortune Brands Home & Security, Inc.	1,949	138,243
Johnson Controls International PLC	5,593	218,854
Lennox International, Inc.	510	111,134
Masco Corp.	3,096	138,267
Owens Corning	1,648	153,215
USG Corp. (A)	1,188	45,928
Commercial services and supplies – 3.7%
Cintas Corp.	1,181	198,939
Copart, Inc. (A)	3,346	147,458
Deluxe Corp.	275	20,424
KAR Auction Services, Inc.	1,986	108,316
Republic Services, Inc.	3,593	247,198
Rollins, Inc.	1,249	61,626
Stericycle, Inc. (A)	950	71,592
The Brink's Company	223	18,598
Waste Management, Inc.	3,164	279,793
Construction and engineering – 1.5%
AECOM (A)	1,906	74,544
EMCOR Group, Inc.	698	56,733
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering (continued)
Fluor Corp.	2,204	$133,783
Jacobs Engineering Group, Inc.	1,641	113,984
Quanta Services, Inc. (A)	2,494	95,994
Electrical equipment – 4.6%
Acuity Brands, Inc.	487	75,212
AMETEK, Inc.	2,888	220,354
Eaton Corp. PLC	3,188	267,696
Emerson Electric Company	4,453	321,640
Hubbell, Inc.	639	86,872
Rockwell Automation, Inc.	1,745	344,271
Sensata Technologies Holding NV (A)	2,364	132,975
Industrial conglomerates – 6.7%
3M Company	2,506	627,753
Carlisle Companies, Inc.	1,019	116,380
General Electric Company	33,258	537,782
Honeywell International, Inc.	3,071	490,347
Roper Technologies, Inc.	1,201	336,989
Machinery – 17.2%
AGCO Corp.	1,201	87,217
Allison Transmission Holdings, Inc.	2,074	91,754
Caterpillar, Inc.	2,759	449,110
Colfax Corp. (A)	978	39,140
Crane Company	510	50,969
Cummins, Inc.	1,243	233,684
Deere & Company	2,420	402,736
Donaldson Company, Inc.	1,988	100,712
Dover Corp.	2,417	256,710
Flowserve Corp.	2,016	91,365
Fortive Corp.	3,235	245,925
Gardner Denver Holdings, Inc. (A)	186	6,432
Graco, Inc.	2,511	117,515
IDEX Corp.	1,004	144,054
Illinois Tool Works, Inc.	1,960	340,393
Ingersoll-Rand PLC	3,679	348,144
ITT, Inc.	1,308	73,248
Lincoln Electric Holdings, Inc.	886	86,447
Nordson Corp.	702	100,891
Oshkosh Corp.	875	79,380
PACCAR, Inc.	5,139	383,164
Parker-Hannifin Corp.	1,715	345,435
Pentair PLC	2,341	167,382
Snap-on, Inc.	788	134,992
Stanley Black & Decker, Inc.	2,186	363,379
The Middleby Corp. (A)	643	87,615
The Toro Company	1,306	85,739
Trinity Industries, Inc.	1,322	45,569
WABCO Holdings, Inc. (A)	751	115,947
Wabtec Corp. (B)	1,195	96,843
Woodward, Inc.	662	51,318
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Xylem, Inc.	2,293	$165,692
Marine – 0.1%
Kirby Corp. (A)	337	25,241
Professional services – 2.4%
ManpowerGroup, Inc.	1,137	149,390
Nielsen Holdings PLC	4,262	159,441
Robert Half International, Inc.	1,678	97,123
The Dun & Bradstreet Corp.	498	61,618
TransUnion (A)	1,268	75,268
Verisk Analytics, Inc. (A)	2,006	200,700
Road and rail – 6.3%
AMERCO	111	40,524
CSX Corp.	6,838	388,193
Genesee & Wyoming, Inc., Class A (A)	728	58,131
J.B. Hunt Transport Services, Inc.	1,309	158,166
Kansas City Southern	1,513	171,166
Landstar System, Inc.	375	41,644
Norfolk Southern Corp.	2,292	345,817
Old Dominion Freight Line, Inc.	905	132,537
Ryder System, Inc.	1,161	101,042
Schneider National, Inc., Class B	283	8,286
Union Pacific Corp.	4,037	538,940
Trading companies and distributors – 3.1%
Air Lease Corp.	1,395	67,825
Fastenal Company	3,743	205,715
HD Supply Holdings, Inc. (A)	2,430	94,503
MSC Industrial Direct Company, Inc., Class A	709	66,561
United Rentals, Inc. (A)	1,418	256,814
W.W. Grainger, Inc.	790	213,031
Watsco, Inc.	330	59,331
Transportation infrastructure – 0.2%
Macquarie Infrastructure Corp.	957	63,497
Information technology – 18.6%		5,819,770
Electronic equipment, instruments and components – 5.9%
Amphenol Corp., Class A	3,795	352,062
Arrow Electronics, Inc. (A)	1,649	134,130
Avnet, Inc.	2,066	87,805
Cognex Corp.	1,326	82,703
Coherent, Inc. (A)	160	41,523
Flex, Ltd. (A)	9,547	171,941
FLIR Systems, Inc.	1,831	93,766
IPG Photonics Corp. (A)	413	104,055
Jabil, Inc.	3,291	83,690
Keysight Technologies, Inc. (A)	2,102	98,205
Littelfuse, Inc.	173	37,600
National Instruments Corp.	1,250	62,425
TE Connectivity, Ltd.	2,726	279,497
Trimble, Inc. (A)	2,815	124,142
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Universal Display Corp.	176	$28,054
Zebra Technologies Corp., Class A (A)	623	76,729
Internet software and services – 0.3%
CoStar Group, Inc. (A)	293	101,410
IT services – 12.0%
Accenture PLC, Class A	2,701	434,051
Alliance Data Systems Corp.	781	200,451
Automatic Data Processing, Inc.	2,513	310,682
Booz Allen Hamilton Holding Corp.	1,919	75,186
Broadridge Financial Solutions, Inc.	1,732	166,982
CoreLogic, Inc. (A)	1,025	48,544
Euronet Worldwide, Inc. (A)	555	52,098
Fidelity National Information Services, Inc.	2,531	259,073
First Data Corp., Class A (A)	3,718	65,809
Fiserv, Inc. (A)	2,885	406,323
FleetCor Technologies, Inc. (A)	977	207,613
Genpact, Ltd.	2,319	78,707
Global Payments, Inc.	1,735	193,938
Jack Henry & Associates, Inc.	1,175	146,476
MAXIMUS, Inc.	855	58,294
Paychex, Inc.	3,798	259,214
PayPal Holdings, Inc. (A)	4,189	357,405
Total System Services, Inc.	2,342	208,110
WEX, Inc. (A)	363	56,196
Worldpay, Inc., Class A (A)	2,059	165,358
Technology hardware, storage and peripherals – 0.4%
Xerox Corp.	3,209	109,523
Materials – 6.2%		1,921,914
Chemicals – 0.7%
The Sherwin-Williams Company	545	227,325
Construction materials – 1.5%
Eagle Materials, Inc.	559	62,636
Martin Marietta Materials, Inc.	809	184,590
Vulcan Materials Company	1,666	225,576
Containers and packaging – 3.9%
AptarGroup, Inc.	963	84,185
Ardagh Group SA	57	1,140
Ball Corp.	3,892	148,986
Bemis Company, Inc.	1,634	76,373
Berry Global Group, Inc. (A)	1,583	93,698
Crown Holdings, Inc. (A)	1,716	99,614
Graphic Packaging Holding Company	5,262	84,981
Owens-Illinois, Inc. (A)	761	17,670
Packaging Corp. of America	1,514	190,204
Sealed Air Corp.	2,376	112,504
Sonoco Products Company	1,741	94,554
WestRock Company	2,954	196,825
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Paper and forest products – 0.1%
Louisiana-Pacific Corp. (A)	711	$21,053
Utilities – 0.2%		69,642
Multi-utilities – 0.2%
MDU Resources Group, Inc.	2,630	69,642

SECURITIES LENDING COLLATERAL – 0.3%		$90,454
(Cost $90,452)
John Hancock Collateral Trust, 1.4720% (C)(D)	9,041	90,454

SHORT-TERM INVESTMENTS – 0.1%		$42,542
(Cost $42,542)
Money market funds – 0.1%		42,542
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (C)	42,542	42,542
Total investments (Multifactor Industrials ETF) (Cost $24,596,605) 100.4%		$31,424,011
Other assets and liabilities, net (0.4%)		(111,563)
Total net assets 100.0%		$31,312,448

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $87,118.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$401,430,400
(Cost $326,726,648)
Consumer discretionary – 13.3%		53,241,253
Auto components – 0.7%
Adient PLC (A)	2,042	132,322
Aptiv PLC	8,648	820,522
Autoliv, Inc.	2,835	431,515
BorgWarner, Inc.	6,519	366,759
Delphi Technologies PLC (B)	2,858	157,847
Gentex Corp.	6,949	164,552
Lear Corp.	2,746	530,362
The Goodyear Tire & Rubber Company	9,039	314,738
Automobiles – 0.5%
Ford Motor Company	55,876	612,960
General Motors Company	15,142	642,172
Harley-Davidson, Inc. (A)	7,132	345,617
Tesla, Inc. (A)(B)	1,002	355,019
Thor Industries, Inc.	687	93,885
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Distributors – 0.2%
Genuine Parts Company	4,970	$517,228
LKQ Corp. (B)	7,847	329,809
Diversified consumer services – 0.1%
H&R Block, Inc.	837	22,214
Service Corp. International	5,192	207,524
ServiceMaster Global Holdings, Inc. (B)	3,134	165,224
Hotels, restaurants and leisure – 2.0%
Aramark	7,398	338,902
Carnival Corp.	7,121	509,935
Chipotle Mexican Grill, Inc. (B)	746	242,271
Darden Restaurants, Inc.	3,758	360,204
Domino's Pizza, Inc.	929	201,454
Dunkin' Brands Group, Inc.	2,254	145,721
Hilton Worldwide Holdings, Inc.	4,341	371,807
Hyatt Hotels Corp., Class A (B)	723	58,780
Las Vegas Sands Corp.	5,363	415,740
Marriott International, Inc., Class A	4,453	656,105
McDonald's Corp.	7,452	1,275,335
MGM Resorts International	14,151	515,804
Norwegian Cruise Line Holdings, Ltd. (B)	3,049	185,196
Royal Caribbean Cruises, Ltd.	3,601	480,914
Six Flags Entertainment Corp.	963	65,060
Starbucks Corp.	14,002	795,454
Vail Resorts, Inc.	803	175,504
Wyndham Worldwide Corp.	4,095	508,312
Wynn Resorts, Ltd.	1,755	290,610
Yum! Brands, Inc.	6,254	529,026
Household durables – 0.9%
D.R. Horton, Inc.	10,418	511,003
Garmin, Ltd.	3,594	226,206
Leggett & Platt, Inc.	3,986	185,389
Lennar Corp., A Shares	4,934	309,164
Lennar Corp., B Shares	322	16,306
Mohawk Industries, Inc. (B)	2,007	564,087
Newell Brands, Inc.	11,154	294,912
NVR, Inc. (B)	147	467,191
PulteGroup, Inc.	7,736	246,237
Toll Brothers, Inc.	4,187	195,030
Whirlpool Corp.	3,014	546,800
Internet and direct marketing retail – 1.9%
Amazon.com, Inc. (B)	3,340	4,845,973
Expedia, Inc.	3,432	439,330
Liberty Interactive Corp., Series A (B)	15,784	443,373
Liberty Ventures, Series A (B)	280	16,500
Netflix, Inc. (B)	3,083	833,335
The Priceline Group, Inc. (B)	446	852,774
TripAdvisor, Inc. (A)(B)	2,290	79,394
Wayfair, Inc., Class A (B)	146	13,433
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Leisure products – 0.2%
Brunswick Corp.	1,036	$65,040
Hasbro, Inc.	4,370	413,271
Mattel, Inc. (A)	9,725	154,044
Polaris Industries, Inc.	1,633	184,545
Media – 2.7%
Altice USA, Inc., Class A (A)(B)	460	9,876
CBS Corp., Class B	10,043	578,577
Charter Communications, Inc., Class A (B)	2,451	924,640
Comcast Corp., Class A	60,120	2,556,904
Discovery Communications, Inc., Series A (A)(B)	8,364	209,685
Discovery Communications, Inc., Series C (A)(B)	2,683	64,016
DISH Network Corp., Class A (B)	5,668	265,829
Liberty Broadband Corp., Series A (B)	267	25,269
Liberty Broadband Corp., Series C (B)	2,196	209,828
Liberty Media Corp.-Liberty Formula One, Series A (B)	296	10,561
Liberty Media Corp.-Liberty Formula One, Series C (A)(B)	2,588	97,542
Liberty Media Corp.-Liberty SiriusXM, Series A (B)	3,872	174,279
Lions Gate Entertainment Corp., Class A (B)	583	19,729
Lions Gate Entertainment Corp., Class B (B)	1,564	50,048
Live Nation Entertainment, Inc. (B)	3,227	145,409
News Corp., Class A	9,302	159,157
News Corp., Class B	2,004	34,970
Omnicom Group, Inc.	9,946	762,361
Scripps Networks Interactive, Inc., Class A	2,876	253,059
Sirius XM Holdings, Inc. (A)	42,623	260,427
The Interpublic Group of Companies, Inc.	14,553	318,565
The Walt Disney Company	15,286	1,661,130
Time Warner, Inc.	8,155	777,579
Twenty-First Century Fox, Inc., Class A	13,643	503,427
Twenty-First Century Fox, Inc., Class B	6,899	251,745
Viacom, Inc., Class A	176	6,855
Viacom, Inc., Class B	11,837	395,593
Multiline retail – 0.9%
Dollar General Corp.	8,442	870,539
Dollar Tree, Inc. (B)	7,092	815,580
Kohl's Corp.	7,690	498,081
Macy's, Inc.	13,496	350,221
Nordstrom, Inc.	5,469	269,676
Target Corp.	10,708	805,456
Specialty retail – 2.4%
Advance Auto Parts, Inc.	2,061	241,116
AutoZone, Inc. (B)	566	433,239
Best Buy Company, Inc.	9,833	718,399
Burlington Stores, Inc. (B)	1,235	150,312
CarMax, Inc. (B)	5,776	412,233
L Brands, Inc.	4,725	236,675
Lowe's Companies, Inc.	12,165	1,274,040
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
O'Reilly Automotive, Inc. (B)	2,209	$584,700
Ross Stores, Inc.	10,124	834,116
The Gap, Inc.	8,998	299,094
The Home Depot, Inc.	12,706	2,552,635
The TJX Companies, Inc.	9,308	747,619
Tiffany & Company	3,552	378,821
Tractor Supply Company	3,851	293,639
Ulta Beauty, Inc. (B)	1,630	362,023
Textiles, apparel and luxury goods – 0.8%
Hanesbrands, Inc. (A)	9,653	209,663
Lululemon Athletica, Inc. (B)	2,372	185,514
Michael Kors Holdings, Ltd. (B)	4,580	302,280
NIKE, Inc., Class B	14,623	997,581
PVH Corp.	1,965	304,732
Ralph Lauren Corp.	1,998	228,391
Tapestry, Inc.	6,940	326,458
Under Armour, Inc., Class A (A)(B)	2,941	40,762
Under Armour, Inc., Class C (A)(B)	2,919	37,509
VF Corp.	6,376	517,349
Consumer staples – 6.9%		27,613,871
Beverages – 1.6%
Brown-Forman Corp., Class A	1,401	96,669
Brown-Forman Corp., Class B	5,969	413,652
Constellation Brands, Inc., Class A	2,873	630,537
Dr. Pepper Snapple Group, Inc.	6,852	817,786
Molson Coors Brewing Company, Class B	5,506	462,614
Monster Beverage Corp. (B)	7,035	479,998
PepsiCo, Inc.	15,022	1,807,147
The Coca-Cola Company	38,679	1,840,734
Food and staples retailing – 1.6%
Costco Wholesale Corp.	4,899	954,668
CVS Health Corp.	13,752	1,082,145
Sysco Corp.	9,830	618,012
The Kroger Company	26,316	798,954
US Foods Holding Corp. (B)	2,442	78,461
Walgreens Boots Alliance, Inc.	9,265	697,284
Walmart, Inc.	20,336	2,167,818
Food products – 1.7%
Archer-Daniels-Midland Company	10,546	452,951
Blue Buffalo Pet Products, Inc. (A)(B)	954	32,417
Bunge, Ltd.	4,751	377,372
Campbell Soup Company	6,153	286,422
Conagra Brands, Inc.	12,501	475,038
General Mills, Inc.	11,252	658,129
Hormel Foods Corp.	7,087	243,297
Ingredion, Inc.	2,490	357,664
Kellogg Company	4,781	325,634
Lamb Weston Holdings, Inc.	4,173	244,538
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
McCormick & Company, Inc.	3,928	$427,249
Mondelez International, Inc., Class A	17,878	793,783
Pilgrim's Pride Corp. (A)(B)	1,770	49,153
Pinnacle Foods, Inc.	2,588	160,301
Post Holdings, Inc. (B)	1,506	113,959
The Hershey Company	5,099	562,573
The J.M. Smucker Company	3,065	388,918
The Kraft Heinz Company	4,671	366,160
Tyson Foods, Inc., Class A	7,156	544,643
Household products – 1.1%
Church & Dwight Company, Inc.	4,669	228,081
Colgate-Palmolive Company	8,450	627,328
Kimberly-Clark Corp.	4,508	527,436
Spectrum Brands Holdings, Inc. (A)	650	76,999
The Clorox Company	4,196	594,531
The Procter & Gamble Company	24,997	2,158,241
Personal products – 0.2%
Coty, Inc., Class A	2,815	55,202
Herbalife, Ltd. (B)	1,540	127,805
The Estee Lauder Companies, Inc., Class A	4,271	576,414
Tobacco – 0.7%
Altria Group, Inc.	20,548	1,445,346
Philip Morris International, Inc.	12,961	1,389,808
Energy – 5.3%		21,363,168
Energy equipment and services – 0.5%
Baker Hughes, a GE Company	4,732	152,134
Halliburton Company	8,908	478,360
National Oilwell Varco, Inc.	8,208	301,069
Schlumberger, Ltd.	11,047	812,838
TechnipFMC PLC	11,331	367,796
Oil, gas and consumable fuels – 4.8%
Anadarko Petroleum Corp.	7,507	450,795
Andeavor	4,913	531,390
Antero Resources Corp. (B)	7,287	141,586
Apache Corp.	7,562	339,307
Cabot Oil & Gas Corp.	9,302	245,108
Cheniere Energy Partners LP Holdings LLC	575	16,370
Cheniere Energy, Inc. (B)	3,008	170,132
Chevron Corp.	22,448	2,813,857
Cimarex Energy Company	2,048	229,786
Concho Resources, Inc. (B)	3,006	473,265
ConocoPhillips	13,903	817,635
Continental Resources, Inc. (B)	2,274	126,275
Devon Energy Corp.	8,253	341,427
Diamondback Energy, Inc. (B)	1,270	159,385
Energen Corp. (B)	1,584	82,732
EOG Resources, Inc.	5,754	661,710
EQT Corp.	6,494	352,559
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Exxon Mobil Corp.	47,781	$4,171,281
Hess Corp.	7,539	380,795
HollyFrontier Corp.	6,251	299,798
Kinder Morgan, Inc.	25,014	449,752
Marathon Oil Corp.	19,011	345,810
Marathon Petroleum Corp.	15,910	1,102,086
Newfield Exploration Company (B)	3,514	111,253
Noble Energy, Inc.	14,050	428,806
Occidental Petroleum Corp.	8,443	632,972
ONEOK, Inc.	7,672	451,574
Parsley Energy, Inc., Class A (B)	3,290	77,644
Phillips 66	6,064	620,954
Pioneer Natural Resources Company	2,366	432,765
RSP Permian, Inc. (B)	712	28,252
Targa Resources Corp.	3,246	155,808
The Williams Companies, Inc.	17,440	547,442
Valero Energy Corp.	11,052	1,060,660
Financials – 15.4%		61,687,812
Banks – 6.0%
Bank of America Corp.	94,139	3,012,448
Bank of the Ozarks	1,379	68,881
BB&T Corp.	11,832	653,008
BOK Financial Corp.	359	34,712
CIT Group, Inc.	5,676	287,716
Citigroup, Inc.	27,093	2,126,259
Citizens Financial Group, Inc.	12,228	561,265
Comerica, Inc.	5,242	499,143
Commerce Bancshares, Inc.	2,061	120,589
Cullen/Frost Bankers, Inc.	673	71,614
East West Bancorp, Inc.	3,712	244,658
Fifth Third Bancorp	28,267	935,638
First Republic Bank	3,690	330,440
Huntington Bancshares, Inc.	26,810	433,786
JPMorgan Chase & Co.	42,354	4,899,087
KeyCorp	27,099	579,919
M&T Bank Corp.	4,108	783,724
PacWest Bancorp	2,419	126,828
People's United Financial, Inc.	8,057	158,481
Regions Financial Corp.	42,014	807,929
Signature Bank (B)	1,226	188,804
SunTrust Banks, Inc.	12,451	880,286
SVB Financial Group (B)	1,141	281,314
Synovus Financial Corp.	1,186	59,763
The PNC Financial Services Group, Inc.	6,211	981,462
U.S. Bancorp	19,316	1,103,716
Wells Fargo & Company	51,638	3,396,748
Western Alliance Bancorp (B)	953	55,903
Zions Bancorporation	5,631	304,243
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets – 3.5%
Affiliated Managers Group, Inc.	1,498	$299,046
Ameriprise Financial, Inc.	5,657	954,336
BlackRock, Inc.	1,065	598,317
Cboe Global Markets, Inc.	1,946	261,523
CME Group, Inc.	3,963	608,241
E*TRADE Financial Corp. (B)	6,864	361,733
Eaton Vance Corp.	2,228	128,778
FactSet Research Systems, Inc.	1,094	219,555
Franklin Resources, Inc.	9,229	391,402
Intercontinental Exchange, Inc.	7,710	569,306
Invesco, Ltd.	10,466	378,137
Janus Henderson Group PLC	786	30,953
Lazard, Ltd., Class A	654	38,305
MarketAxess Holdings, Inc.	809	158,734
Moody's Corp.	4,766	771,091
Morgan Stanley	15,456	874,037
MSCI, Inc.	2,748	382,604
Nasdaq, Inc.	3,367	272,424
Northern Trust Corp.	6,250	658,688
Raymond James Financial, Inc.	3,681	354,812
S&P Global, Inc.	4,767	863,304
SEI Investments Company	4,883	366,957
State Street Corp.	5,717	629,842
T. Rowe Price Group, Inc.	6,648	742,116
TD Ameritrade Holding Corp.	8,849	493,686
The Bank of New York Mellon Corp.	15,702	890,303
The Charles Schwab Corp.	14,504	773,643
The Goldman Sachs Group, Inc.	3,944	1,056,558
Consumer finance – 0.9%
Ally Financial, Inc.	17,476	520,261
American Express Company	9,219	916,369
Capital One Financial Corp.	10,258	1,066,422
Credit Acceptance Corp. (A)(B)	35	11,540
Discover Financial Services	9,092	725,542
Santander Consumer USA Holdings, Inc.	2,077	35,828
Synchrony Financial	11,307	448,662
Diversified financial services – 1.1%
Berkshire Hathaway, Inc., Class B (B)	19,150	4,105,377
Leucadia National Corp.	7,901	213,880
Voya Financial, Inc.	4,502	233,699
Insurance – 3.8%
Aflac, Inc.	7,437	655,943
Alleghany Corp. (B)	411	257,985
American Financial Group, Inc.	2,357	267,142
American International Group, Inc.	11,946	763,588
Aon PLC	4,831	686,823
Arch Capital Group, Ltd. (B)	2,982	271,183
Arthur J. Gallagher & Company	4,226	288,720
Assurant, Inc.	1,671	152,863
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Assured Guaranty, Ltd.	2,170	$77,230
Athene Holding, Ltd., Class A (B)	955	47,903
Axis Capital Holdings, Ltd.	2,883	145,678
Brighthouse Financial, Inc. (B)	1,066	68,501
Brown & Brown, Inc.	3,123	163,895
Chubb, Ltd.	4,134	645,524
Cincinnati Financial Corp.	4,268	328,209
CNA Financial Corp.	970	52,535
Erie Indemnity Company, Class A	536	63,655
Everest Re Group, Ltd.	1,321	303,566
First American Financial Corp.	609	35,974
FNF Group	6,834	266,389
Lincoln National Corp.	7,895	653,706
Loews Corp.	8,680	448,322
Markel Corp. (B)	289	331,682
Marsh & McLennan Companies, Inc.	7,280	608,026
MetLife, Inc.	9,275	445,849
Old Republic International Corp.	5,892	126,619
Principal Financial Group, Inc.	9,863	666,739
Prudential Financial, Inc.	7,235	859,663
Reinsurance Group of America, Inc.	2,228	349,016
RenaissanceRe Holdings, Ltd.	1,000	127,140
The Allstate Corp.	6,255	617,806
The Hartford Financial Services Group, Inc.	14,829	871,352
The Progressive Corp.	10,805	584,551
The Travelers Companies, Inc.	6,928	1,038,646
Torchmark Corp.	3,791	344,412
Unum Group	9,054	481,582
W.R. Berkley Corp.	3,242	236,601
Willis Towers Watson PLC	3,023	485,101
XL Group, Ltd.	7,900	291,036
Thrifts and mortgage finance – 0.1%
New York Community Bancorp, Inc.	12,873	182,282
Health care – 12.7%		51,030,106
Biotechnology – 2.1%
AbbVie, Inc.	13,950	1,565,469
Alexion Pharmaceuticals, Inc. (B)	2,358	281,357
Alkermes PLC (B)	2,192	125,317
Alnylam Pharmaceuticals, Inc. (B)	235	30,545
Amgen, Inc.	8,719	1,622,170
Biogen, Inc. (B)	2,622	911,958
BioMarin Pharmaceutical, Inc. (B)	2,482	223,951
Bioverativ, Inc. (B)	2,162	222,816
Bluebird Bio, Inc. (B)	183	37,497
Celgene Corp. (B)	7,291	737,558
Exelixis, Inc. (B)	2,283	69,198
Gilead Sciences, Inc.	16,099	1,349,096
Incyte Corp. (B)	2,155	194,575
Ionis Pharmaceuticals, Inc. (B)	964	50,629
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (B)	857	$314,219
Seattle Genetics, Inc. (B)	1,269	66,369
TESARO, Inc. (A)(B)	289	19,496
United Therapeutics Corp. (B)	1,365	176,085
Vertex Pharmaceuticals, Inc. (B)	2,742	457,558
Health care equipment and supplies – 2.8%
Abbott Laboratories	23,083	1,434,839
ABIOMED, Inc. (B)	548	128,780
Align Technology, Inc. (B)	1,135	297,370
Baxter International, Inc.	8,011	577,032
Becton, Dickinson and Company	5,131	1,246,525
Boston Scientific Corp. (B)	16,520	461,899
Danaher Corp.	6,858	694,578
DENTSPLY SIRONA, Inc.	6,128	372,644
DexCom, Inc. (A)(B)	1,085	63,147
Edwards Lifesciences Corp. (B)	5,240	663,279
Hologic, Inc. (B)	9,434	402,832
IDEXX Laboratories, Inc. (B)	2,521	471,528
Intuitive Surgical, Inc. (B)	1,401	604,770
Medtronic PLC	13,323	1,144,312
ResMed, Inc.	3,852	388,243
STERIS PLC	1,805	164,111
Stryker Corp.	4,361	716,861
Teleflex, Inc.	1,021	283,583
The Cooper Companies, Inc.	1,213	296,785
Varian Medical Systems, Inc. (B)	2,964	377,910
West Pharmaceutical Services, Inc.	1,217	121,943
Zimmer Biomet Holdings, Inc.	4,605	585,388
Health care providers and services – 3.6%
Aetna, Inc.	7,180	1,341,368
AmerisourceBergen Corp.	4,713	469,745
Anthem, Inc.	5,535	1,371,850
Cardinal Health, Inc.	8,061	578,699
Centene Corp. (B)	4,703	504,350
Cigna Corp.	5,382	1,121,340
DaVita, Inc. (B)	8,479	661,701
Envision Healthcare Corp. (B)	2,119	76,263
Express Scripts Holding Company (B)	11,324	896,634
HCA Healthcare, Inc. (B)	3,594	363,569
Henry Schein, Inc. (B)	5,718	432,738
Humana, Inc.	2,633	742,058
Laboratory Corp. of America Holdings (B)	4,175	728,538
McKesson Corp.	3,684	622,154
Quest Diagnostics, Inc.	6,858	725,714
UnitedHealth Group, Inc.	13,254	3,138,282
Universal Health Services, Inc., Class B	3,913	475,430
WellCare Health Plans, Inc. (B)	1,059	222,792
Health care technology – 0.2%
athenahealth, Inc. (B)	591	74,058
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care technology (continued)
Cerner Corp. (B)	8,941	$618,091
Veeva Systems, Inc., Class A (B)	1,157	72,729
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	9,284	681,724
Bio-Rad Laboratories, Inc., Class A (B)	293	75,749
Charles River Laboratories International, Inc. (B)	294	30,999
Illumina, Inc. (B)	2,012	468,072
IQVIA Holdings, Inc. (B)	3,209	327,928
Mettler-Toledo International, Inc. (B)	807	544,935
PerkinElmer, Inc.	2,820	226,051
Syneos Health, Inc. (B)	532	20,402
Thermo Fisher Scientific, Inc.	4,400	986,084
Waters Corp. (B)	2,433	524,579
Pharmaceuticals – 3.0%
Allergan PLC	2,985	538,076
Bristol-Myers Squibb Company	13,063	817,744
Catalent, Inc. (B)	645	30,018
Eli Lilly & Company	10,272	836,654
Jazz Pharmaceuticals PLC (B)	1,280	186,547
Johnson & Johnson	27,606	3,814,873
Merck & Company, Inc.	29,203	1,730,278
Mylan NV (B)	11,628	498,260
Perrigo Company PLC	3,040	275,485
Pfizer, Inc.	65,806	2,437,454
Zoetis, Inc.	10,242	785,869
Industrials – 13.0%		51,970,158
Aerospace and defense – 2.8%
Arconic, Inc.	10,259	308,386
BWX Technologies, Inc.	461	29,246
General Dynamics Corp.	3,222	716,831
Harris Corp.	4,659	742,551
HEICO Corp.	289	23,172
HEICO Corp., Class A	759	49,980
Huntington Ingalls Industries, Inc.	1,280	304,051
L3 Technologies, Inc.	2,556	543,048
Lockheed Martin Corp.	2,926	1,038,291
Northrop Grumman Corp.	3,314	1,128,516
Orbital ATK, Inc.	1,118	147,464
Raytheon Company	4,413	922,052
Rockwell Collins, Inc.	5,078	703,252
Spirit AeroSystems Holdings, Inc., Class A	3,303	338,095
Teledyne Technologies, Inc. (B)	184	35,129
Textron, Inc.	8,342	489,425
The Boeing Company	5,534	1,961,084
TransDigm Group, Inc.	1,130	358,108
United Technologies Corp.	9,660	1,333,177
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	4,647	425,015
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	5,526	$358,914
FedEx Corp.	3,785	993,487
United Parcel Service, Inc., Class B	6,872	874,943
XPO Logistics, Inc. (B)	1,923	181,608
Airlines – 0.9%
Alaska Air Group, Inc.	4,340	285,268
American Airlines Group, Inc.	14,116	766,781
Copa Holdings SA, Class A	192	26,559
Delta Air Lines, Inc.	15,100	857,227
JetBlue Airways Corp. (B)	7,479	156,012
Southwest Airlines Company	13,035	792,528
United Continental Holdings, Inc. (B)	12,112	821,436
Building products – 0.6%
Allegion PLC	2,376	204,597
AO Smith Corp.	3,181	212,427
Fortune Brands Home & Security, Inc.	4,159	294,998
Johnson Controls International PLC	14,524	568,324
Lennox International, Inc.	998	217,474
Masco Corp.	7,583	338,657
Owens Corning	3,275	304,477
Commercial services and supplies – 0.7%
Cintas Corp.	3,299	555,717
Copart, Inc. (B)	4,697	206,997
KAR Auction Services, Inc.	3,692	201,362
Republic Services, Inc.	10,310	709,328
Rollins, Inc.	2,243	110,670
Stericycle, Inc. (B)	2,049	154,413
Waste Management, Inc.	8,632	763,328
Construction and engineering – 0.2%
AECOM (B)	3,390	132,583
Fluor Corp.	5,557	337,310
Jacobs Engineering Group, Inc.	3,530	245,194
Quanta Services, Inc. (B)	2,077	79,944
Electrical equipment – 0.8%
Acuity Brands, Inc.	904	139,614
AMETEK, Inc.	6,793	518,306
Eaton Corp. PLC	7,771	652,531
Emerson Electric Company	10,379	749,675
Hubbell, Inc.	1,574	213,985
Rockwell Automation, Inc.	4,044	797,841
Sensata Technologies Holding NV (B)	4,615	259,594
Industrial conglomerates – 1.3%
3M Company	6,556	1,642,278
Carlisle Companies, Inc.	1,992	227,506
General Electric Company	79,175	1,280,260
Honeywell International, Inc.	8,091	1,291,890
Roper Technologies, Inc.	2,739	768,536
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery – 2.9%
AGCO Corp.	328	$23,819
Allison Transmission Holdings, Inc.	4,151	183,640
Caterpillar, Inc.	7,625	1,241,198
Cummins, Inc.	3,553	667,964
Deere & Company	6,435	1,070,913
Donaldson Company, Inc.	3,978	201,525
Dover Corp.	6,742	716,068
Flowserve Corp.	4,584	207,747
Fortive Corp.	6,889	523,702
Graco, Inc.	1,976	92,477
IDEX Corp.	2,181	312,930
Illinois Tool Works, Inc.	5,269	915,067
Ingersoll-Rand PLC	8,641	817,698
Lincoln Electric Holdings, Inc.	1,632	159,234
Nordson Corp.	1,104	158,667
Oshkosh Corp.	1,260	114,307
PACCAR, Inc.	11,052	824,037
Parker-Hannifin Corp.	4,536	913,641
Pentair PLC	4,746	339,339
Snap-on, Inc.	1,698	290,884
Stanley Black & Decker, Inc.	4,903	815,026
The Middleby Corp. (B)	1,316	179,318
The Toro Company	2,109	138,456
WABCO Holdings, Inc. (B)	1,414	218,307
Wabtec Corp. (A)	2,218	179,747
Xylem, Inc.	4,536	327,771
Professional services – 0.5%
Equifax, Inc.	4,280	534,700
IHS Markit, Ltd. (B)	1,165	55,605
ManpowerGroup, Inc.	2,880	378,403
Nielsen Holdings PLC	6,886	257,605
Robert Half International, Inc.	3,812	220,639
TransUnion (B)	2,323	137,893
Verisk Analytics, Inc. (B)	4,156	415,808
Road and rail – 1.1%
AMERCO	219	79,953
CSX Corp.	18,019	1,022,939
J.B. Hunt Transport Services, Inc.	3,728	450,454
Kansas City Southern	3,332	376,949
Norfolk Southern Corp.	6,356	958,993
Old Dominion Freight Line, Inc.	1,883	275,765
Union Pacific Corp.	9,957	1,329,260
Trading companies and distributors – 0.5%
Fastenal Company	8,288	455,508
HD Supply Holdings, Inc. (B)	4,860	189,005
United Rentals, Inc. (B)	2,825	511,636
W.W. Grainger, Inc.	2,072	558,736
Watsco, Inc.	591	106,256
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Transportation infrastructure – 0.0%
Macquarie Infrastructure Corp.	1,946	$129,117
Information technology – 21.1%		84,846,489
Communications equipment – 1.0%
Arista Networks, Inc. (B)	683	188,385
ARRIS International PLC (B)	3,581	90,599
Cisco Systems, Inc.	53,027	2,202,742
CommScope Holding Company, Inc. (B)	5,201	200,915
EchoStar Corp., Class A (B)	247	15,082
F5 Networks, Inc. (B)	1,989	287,490
Juniper Networks, Inc.	12,017	314,245
Motorola Solutions, Inc.	4,347	432,353
Palo Alto Networks, Inc. (B)	1,110	175,236
Electronic equipment, instruments and components – 1.2%
Amphenol Corp., Class A	10,542	977,981
Arrow Electronics, Inc. (B)	3,705	301,365
Avnet, Inc.	4,582	194,735
CDW Corp.	4,021	300,731
Cognex Corp.	1,581	98,607
Coherent, Inc. (B)	99	25,692
Corning, Inc.	26,629	831,357
Dolby Laboratories, Inc., Class A	823	52,952
Flex, Ltd. (B)	23,699	426,819
FLIR Systems, Inc.	1,424	72,923
IPG Photonics Corp. (B)	749	188,711
Jabil, Inc.	1,164	29,601
Keysight Technologies, Inc. (B)	4,335	202,531
National Instruments Corp.	474	23,672
TE Connectivity, Ltd.	7,895	809,474
Trimble, Inc. (B)	6,322	278,800
Zebra Technologies Corp., Class A (B)	292	35,963
Internet software and services – 2.9%
Akamai Technologies, Inc. (B)	5,056	338,701
Alphabet, Inc., Class A (B)	4,642	5,487,865
Alphabet, Inc., Class C (B)	742	868,095
CoStar Group, Inc. (B)	611	211,473
eBay, Inc. (B)	20,654	838,139
Facebook, Inc., Class A (B)	15,869	2,965,757
GoDaddy, Inc., Class A (B)	682	37,667
InterActiveCorp (B)	2,153	312,120
LogMeIn, Inc.	885	111,333
Match Group, Inc. (A)(B)	218	7,617
Twitter, Inc. (B)	4,516	116,558
VeriSign, Inc. (A)(B)	2,647	304,193
Zillow Group, Inc., Class A (B)	442	19,797
Zillow Group, Inc., Class C (A)(B)	1,295	57,576
IT services – 4.3%
Accenture PLC, Class A	7,615	1,223,731
Alliance Data Systems Corp.	1,975	506,904
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Amdocs, Ltd.	5,529	$378,184
Automatic Data Processing, Inc.	6,944	858,487
Black Knight, Inc. (B)	2,659	131,621
Booz Allen Hamilton Holding Corp.	1,933	75,735
Broadridge Financial Solutions, Inc.	3,187	307,259
Cognizant Technology Solutions Corp., Class A	9,762	761,241
CSRA, Inc.	5,925	197,184
DXC Technology Company	8,412	837,415
Euronet Worldwide, Inc. (B)	240	22,529
Fidelity National Information Services, Inc.	7,154	732,283
First Data Corp., Class A (B)	7,287	128,980
Fiserv, Inc. (B)	7,951	1,119,819
FleetCor Technologies, Inc. (B)	2,068	439,450
Gartner, Inc. (B)	2,207	306,199
Genpact, Ltd.	2,986	101,345
Global Payments, Inc.	3,321	371,221
IBM Corp.	9,307	1,523,556
Jack Henry & Associates, Inc.	2,184	272,257
Leidos Holdings, Inc.	3,478	231,635
Mastercard, Inc., Class A	10,446	1,765,374
Paychex, Inc.	8,831	602,716
PayPal Holdings, Inc. (B)	10,831	924,101
Sabre Corp.	3,659	75,997
Square, Inc., Class A (B)	1,667	78,199
The Western Union Company	15,851	329,542
Total System Services, Inc.	5,980	531,383
Visa, Inc., Class A	17,481	2,171,665
Worldpay, Inc., Class A (B)	4,032	323,810
Semiconductors and semiconductor equipment – 3.8%
Advanced Micro Devices, Inc. (A)(B)	8,462	116,268
Analog Devices, Inc.	7,702	707,660
Applied Materials, Inc.	21,509	1,153,528
Broadcom, Ltd.	3,968	984,183
Intel Corp.	67,376	3,243,481
KLA-Tencor Corp.	808	88,718
Lam Research Corp.	4,233	810,704
Marvell Technology Group, Ltd.	12,773	297,994
Maxim Integrated Products, Inc.	8,499	518,439
Microchip Technology, Inc.	5,691	541,897
Micron Technology, Inc. (B)	26,436	1,155,782
Microsemi Corp. (B)	1,757	108,565
NVIDIA Corp.	5,255	1,291,679
ON Semiconductor Corp. (B)	8,256	204,253
Qorvo, Inc. (B)	3,047	218,683
QUALCOMM, Inc.	17,405	1,187,891
Skyworks Solutions, Inc.	5,567	541,168
Teradyne, Inc.	3,396	155,673
Texas Instruments, Inc.	11,665	1,279,301
Xilinx, Inc.	8,792	641,992
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software – 4.5%
Activision Blizzard, Inc.	11,598	$859,760
Adobe Systems, Inc. (B)	3,842	767,478
ANSYS, Inc. (B)	2,221	359,025
Atlassian Corp. PLC, Class A (B)	787	42,490
Autodesk, Inc. (B)	4,245	490,807
CA, Inc.	12,484	447,551
Cadence Design Systems, Inc. (B)	7,066	316,981
CDK Global, Inc.	3,518	250,798
Citrix Systems, Inc. (B)	4,537	420,852
Dell Technologies, Inc., Class V (B)	4,292	307,736
Electronic Arts, Inc. (B)	4,647	589,983
Fortinet, Inc. (B)	1,914	88,121
Guidewire Software, Inc. (B)	255	20,260
Intuit, Inc.	4,455	747,995
Microsoft Corp.	71,242	6,768,702
Oracle Corp.	39,087	2,016,498
PTC, Inc. (B)	1,424	103,496
Red Hat, Inc. (B)	4,014	527,359
salesforce.com, Inc. (B)	4,352	495,736
ServiceNow, Inc. (B)	2,278	339,126
Snap, Inc., Class A (A)(B)	1,116	15,088
Splunk, Inc. (B)	1,802	166,451
SS&C Technologies Holdings, Inc.	4,581	230,333
Symantec Corp.	19,865	540,924
Synopsys, Inc. (B)	4,230	391,740
Tableau Software, Inc., Class A (B)	211	16,207
Take-Two Interactive Software, Inc. (B)	1,270	160,871
The Ultimate Software Group, Inc. (B)	389	90,594
Tyler Technologies, Inc. (B)	527	106,196
VMware, Inc., Class A (A)(B)	1,077	133,322
Workday, Inc., Class A (B)	1,608	192,783
Technology hardware, storage and peripherals – 3.4%
Apple, Inc.	61,810	10,348,848
Hewlett Packard Enterprise Company	29,733	487,621
HP, Inc.	26,098	608,605
NetApp, Inc.	8,877	545,936
Seagate Technology PLC	11,617	641,258
Western Digital Corp.	10,441	929,040
Xerox Corp.	7,805	266,385
Materials – 4.0%		16,189,090
Chemicals – 2.3%
Air Products & Chemicals, Inc.	3,409	573,973
Albemarle Corp.	2,939	327,963
Axalta Coating Systems, Ltd. (B)	5,426	170,919
Celanese Corp., Series A	4,693	507,595
CF Industries Holdings, Inc.	8,543	362,565
DowDuPont, Inc.	16,940	1,280,325
Eastman Chemical Company	5,644	559,772
Ecolab, Inc.	3,953	544,249
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
FMC Corp.	3,745	$342,031
Huntsman Corp.	4,116	142,290
International Flavors & Fragrances, Inc.	2,394	359,818
LyondellBasell Industries NV, Class A	5,363	642,702
Monsanto Company	5,301	645,662
NewMarket Corp.	244	97,012
Olin Corp.	2,516	93,796
PPG Industries, Inc.	4,527	537,491
Praxair, Inc.	4,251	686,494
RPM International, Inc.	3,917	204,467
The Chemours Company	2,025	104,531
The Mosaic Company	7,161	195,495
The Scotts Miracle-Gro Company	1,126	101,644
The Sherwin-Williams Company	1,468	612,317
W.R. Grace & Company	1,758	129,776
Westlake Chemical Corp.	996	112,150
Construction materials – 0.2%
Martin Marietta Materials, Inc.	1,702	388,345
Vulcan Materials Company	3,597	487,034
Containers and packaging – 0.8%
AptarGroup, Inc.	1,190	104,030
Avery Dennison Corp.	2,121	260,204
Ball Corp.	10,345	396,007
Berry Global Group, Inc. (B)	2,689	159,162
Crown Holdings, Inc. (B)	3,863	224,247
International Paper Company	14,966	940,763
Packaging Corp. of America	3,024	379,905
Sealed Air Corp.	5,438	257,489
Sonoco Products Company	2,607	141,586
WestRock Company	5,164	344,077
Metals and mining – 0.7%
Alcoa Corp. (B)	4,149	215,831
Freeport-McMoRan, Inc. (B)	35,045	683,378
Newmont Mining Corp.	13,144	532,463
Nucor Corp.	10,295	689,353
Reliance Steel & Aluminum Company	2,235	195,764
Royal Gold, Inc.	335	29,815
Southern Copper Corp. (A)	1,502	72,922
Steel Dynamics, Inc.	6,366	289,016
United States Steel Corp.	1,675	62,662
Real estate – 3.1%		12,608,727
Equity real estate investment trusts – 3.0%
Alexandria Real Estate Equities, Inc.	1,651	214,135
American Campus Communities, Inc.	2,143	82,420
American Homes 4 Rent, Class A	3,081	64,054
American Tower Corp.	4,064	600,253
Apartment Investment & Management Company, Class A	3,061	128,072
AvalonBay Communities, Inc.	2,636	449,174
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Boston Properties, Inc.	3,092	$382,511
Brixmor Property Group, Inc.	4,931	80,030
Camden Property Trust	1,721	148,970
Colony NorthStar, Inc., Class A	5,586	50,162
CoreSite Realty Corp.	130	14,082
Crown Castle International Corp.	4,526	510,397
CyrusOne, Inc.	327	18,865
DCT Industrial Trust, Inc.	351	20,776
Digital Realty Trust, Inc.	3,197	357,904
Douglas Emmett, Inc.	2,176	84,146
Duke Realty Corp.	7,006	185,028
EPR Properties	551	32,542
Equinix, Inc.	953	433,796
Equity LifeStyle Properties, Inc.	1,374	118,604
Equity Residential	6,488	399,726
Essex Property Trust, Inc.	1,283	298,913
Extra Space Storage, Inc.	2,262	188,832
Federal Realty Investment Trust	1,417	171,174
Forest City Realty Trust, Inc., Class A	4,080	95,758
Gaming and Leisure Properties, Inc.	2,920	106,405
GGP, Inc.	8,056	185,530
HCP, Inc.	9,021	217,226
Healthcare Trust of America, Inc., Class A	760	20,984
Highwoods Properties, Inc.	1,613	77,230
Host Hotels & Resorts, Inc.	15,043	312,293
Hudson Pacific Properties, Inc.	1,552	49,617
Invitation Homes, Inc.	332	7,467
Iron Mountain, Inc.	5,205	182,331
Kilroy Realty Corp.	1,797	128,162
Kimco Realty Corp.	8,322	132,403
Lamar Advertising Company, Class A	1,431	103,032
Liberty Property Trust	2,918	120,834
MGM Growth Properties LLC, Class A	860	24,132
Mid-America Apartment Communities, Inc.	1,815	173,097
National Retail Properties, Inc.	2,602	103,247
Omega Healthcare Investors, Inc.	3,426	92,639
Park Hotels & Resorts, Inc.	1,772	51,229
Prologis, Inc.	7,027	457,528
Public Storage	1,545	302,449
Realty Income Corp.	5,081	270,258
Regency Centers Corp.	2,192	137,899
SBA Communications Corp. (B)	3,009	525,071
Senior Housing Properties Trust	2,084	36,116
Simon Property Group, Inc.	2,877	470,015
SL Green Realty Corp.	1,989	199,934
Sun Communities, Inc.	1,010	89,728
The Macerich Company	2,831	182,798
UDR, Inc.	5,251	191,819
Ventas, Inc.	6,044	338,283
VEREIT, Inc.	15,674	112,853
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Vornado Realty Trust	3,586	$257,044
Welltower, Inc.	5,676	340,390
Weyerhaeuser Company	20,147	756,318
WP Carey, Inc.	1,949	126,315
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (B)	7,824	357,479
Jones Lang LaSalle, Inc.	1,121	175,268
The Howard Hughes Corp. (B)	500	62,980
Telecommunication services – 1.3%		5,279,089
Diversified telecommunication services – 1.2%
AT&T, Inc.	60,196	2,254,340
CenturyLink, Inc.	26,550	472,856
Verizon Communications, Inc.	38,704	2,092,725
Zayo Group Holdings, Inc. (B)	3,570	131,019
Wireless telecommunication services – 0.1%
Sprint Corp. (A)(B)	10,781	57,463
T-Mobile US, Inc. (B)	4,158	270,686
Utilities – 3.9%		15,600,637
Electric utilities – 2.1%
Alliant Energy Corp.	6,456	256,626
American Electric Power Company, Inc.	10,720	737,322
Avangrid, Inc.	318	15,493
Duke Energy Corp.	6,524	512,134
Edison International	11,324	708,090
Entergy Corp.	6,562	516,364
Eversource Energy	8,691	548,315
Exelon Corp.	18,228	701,960
FirstEnergy Corp.	12,656	416,382
Great Plains Energy, Inc.	1,966	61,182
NextEra Energy, Inc.	5,862	928,658
OGE Energy Corp.	7,564	243,561
PG&E Corp.	9,006	382,125
Pinnacle West Capital Corp.	3,983	318,441
PPL Corp.	15,381	490,192
The Southern Company	12,414	559,996
Westar Energy, Inc.	3,833	198,013
Xcel Energy, Inc.	17,645	805,318
Gas utilities – 0.2%
Atmos Energy Corp.	2,566	212,721
National Fuel Gas Company	1,679	93,604
UGI Corp.	5,581	255,442
Independent power and renewable electricity producers – 0.1%
AES Corp.	24,167	279,371
Calpine Corp. (B)	3,326	50,189
NRG Energy, Inc.	4,474	116,369
Vistra Energy Corp. (B)	1,436	28,002
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities – 1.4%
Ameren Corp.	8,744	$495,173
CenterPoint Energy, Inc.	15,040	423,827
CMS Energy Corp.	8,203	367,084
Consolidated Edison, Inc.	9,460	760,206
Dominion Energy, Inc.	8,077	617,406
DTE Energy Company	5,850	617,994
MDU Resources Group, Inc.	4,061	107,535
NiSource, Inc.	12,816	316,299
Public Service Enterprise Group, Inc.	18,484	958,765
SCANA Corp.	4,152	168,737
Sempra Energy	3,311	354,343
Vectren Corp.	428	25,950
WEC Energy Group, Inc.	7,821	502,890
Water utilities – 0.1%
American Water Works Company, Inc.	4,398	365,782
Aqua America, Inc.	2,286	82,776

SECURITIES LENDING COLLATERAL – 0.7%		$2,817,674
(Cost $2,817,633)
John Hancock Collateral Trust, 1.4720% (C)(D)	281,624	2,817,674

SHORT-TERM INVESTMENTS – 0.0%		$93,083
(Cost $93,083)
Money market funds – 0.0%		93,083
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (C)	93,083	93,083
Total investments (Multifactor Large Cap ETF) (Cost $329,637,364) 100.7%		$404,341,157
Other assets and liabilities, net (0.7%)		(2,712,498)
Total net assets 100.0%		$401,628,659

Security Abbreviations and Legend
(A)	A portion of this security is on loan as of January 31, 2018. The value of securities on loan amounted to $2,755,712.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MATERIALS ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$25,940,909
(Cost $19,921,030)
Energy – 0.5%		139,746
Oil, gas and consumable fuels – 0.5%
CNX Resources Corp. (A)	7,741	108,451
CONSOL Energy, Inc. (A)	965	31,295
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials – 3.0%		$768,995
Aerospace and defense – 2.5%
Arconic, Inc.	21,401	643,314
Trading companies and distributors – 0.5%
Univar, Inc. (A)	4,209	125,681
Information technology – 0.6%		158,314
Semiconductors and semiconductor equipment – 0.6%
Versum Materials, Inc.	4,302	158,314
Materials – 95.9%		24,873,854
Chemicals – 61.7%
Air Products & Chemicals, Inc.	5,489	924,183
Albemarle Corp.	4,635	517,220
Ashland Global Holdings, Inc.	3,205	232,651
Axalta Coating Systems, Ltd. (A)	12,069	380,174
Celanese Corp., Series A	7,473	808,280
CF Industries Holdings, Inc.	12,067	512,123
DowDuPont, Inc.	20,079	1,517,570
Eastman Chemical Company	10,480	1,039,406
Ecolab, Inc.	6,460	889,413
FMC Corp.	4,882	445,873
Huntsman Corp.	14,739	509,527
International Flavors & Fragrances, Inc.	3,810	572,643
LyondellBasell Industries NV, Class A	10,440	1,251,130
Monsanto Company	10,100	1,230,180
NewMarket Corp.	502	199,590
Olin Corp.	10,275	383,052
Platform Specialty Products Corp. (A)	8,715	102,053
PPG Industries, Inc.	9,265	1,100,033
Praxair, Inc.	7,451	1,203,262
RPM International, Inc.	7,486	390,769
The Chemours Company	6,869	354,578
The Mosaic Company	17,238	470,597
The Scotts Miracle-Gro Company	2,375	214,391
Valvoline, Inc.	9,180	226,287
W.R. Grace & Company	3,623	267,450
Westlake Chemical Corp.	2,470	278,122
Containers and packaging – 8.1%
Avery Dennison Corp.	4,570	560,648
International Paper Company	24,364	1,531,521
Metals and mining – 26.1%
Alcoa Corp. (A)	9,509	494,658
Freeport-McMoRan, Inc. (A)	90,056	1,756,092
Newmont Mining Corp.	27,591	1,117,711
Nucor Corp.	22,599	1,513,229
Reliance Steel & Aluminum Company	3,767	329,952
Royal Gold, Inc.	3,430	305,270
Southern Copper Corp.	2,606	126,521
Steel Dynamics, Inc.	15,722	713,779
United States Steel Corp.	10,797	403,916
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$26,539
(Cost $26,539)
Money market funds – 0.1%		$26,539
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (B)	26,539	26,539
Total investments (Multifactor Materials ETF) (Cost $19,947,569) 100.1%		$25,967,448
Other assets and liabilities, net (0.1%)		(16,447)
Total net assets 100.0%		$25,951,001

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-18.
MULTIFACTOR MID CAP ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$298,662,148
(Cost $252,804,859)
Consumer discretionary – 13.2%		39,555,324
Auto components – 1.5%
Adient PLC	3,489	226,087
Aptiv PLC	6,318	599,452
Autoliv, Inc. (A)	4,651	707,929
BorgWarner, Inc.	9,565	538,127
Delphi Technologies PLC (B)	2,108	116,425
Gentex Corp.	18,701	442,840
Lear Corp.	4,651	898,294
The Goodyear Tire & Rubber Company	24,475	852,220
Automobiles – 0.3%
Harley-Davidson, Inc. (A)	11,248	545,078
Thor Industries, Inc.	2,424	331,264
Distributors – 0.5%
Genuine Parts Company	7,454	775,738
LKQ Corp. (B)	11,606	487,800
Pool Corp.	2,304	311,593
Diversified consumer services – 0.6%
Bright Horizons Family Solutions, Inc. (B)	2,254	221,343
Grand Canyon Education, Inc. (B)	855	79,506
H&R Block, Inc.	10,305	273,495
Service Corp. International	15,880	634,724
ServiceMaster Global Holdings, Inc. (B)	8,921	470,315
Hotels, restaurants and leisure – 1.8%
Aramark	14,165	648,899
Chipotle Mexican Grill, Inc. (B)	1,010	328,008
Darden Restaurants, Inc.	6,423	615,645
Domino's Pizza, Inc.	2,166	469,697
Dunkin' Brands Group, Inc.	5,728	370,315
Hyatt Hotels Corp., Class A (B)	2,001	162,681
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
International Game Technology PLC	5,839	$169,740
MGM Resorts International	19,244	701,444
Norwegian Cruise Line Holdings, Ltd. (B)	5,704	346,461
Six Flags Entertainment Corp.	4,016	271,321
Vail Resorts, Inc.	1,751	382,699
Wyndham Worldwide Corp.	5,649	701,210
Wynn Resorts, Ltd.	2,139	354,197
Household durables – 1.9%
CalAtlantic Group, Inc.	3,282	184,219
D.R. Horton, Inc.	16,029	786,222
Garmin, Ltd.	5,265	331,379
Leggett & Platt, Inc.	9,660	449,287
Lennar Corp., A Shares	8,534	534,740
Lennar Corp., B Shares	656	33,220
Mohawk Industries, Inc. (B)	2,754	774,039
NVR, Inc. (B)	185	587,961
PulteGroup, Inc.	19,346	615,783
Toll Brothers, Inc.	9,696	451,640
Whirlpool Corp.	4,482	813,124
Internet and direct marketing retail – 0.5%
Expedia, Inc.	3,590	459,556
Liberty Interactive Corp., Series A (B)	23,403	657,390
Liberty Ventures, Series A (B)	3,680	216,862
TripAdvisor, Inc. (A)(B)	3,920	135,906
Wayfair, Inc., Class A (B)	572	52,630
Leisure products – 0.5%
Brunswick Corp.	5,380	337,756
Hasbro, Inc.	5,360	506,895
Mattel, Inc. (A)	17,612	278,974
Polaris Industries, Inc.	3,259	368,300
Media – 1.4%
AMC Networks, Inc., Class A (B)	2,842	146,619
Cable One, Inc.	91	64,249
Cinemark Holdings, Inc. (A)	7,991	294,069
Discovery Communications, Inc., Series A (A)(B)	5,183	129,938
Discovery Communications, Inc., Series C (A)(B)	7,516	179,332
Liberty Broadband Corp., Series A (B)	968	91,612
Liberty Broadband Corp., Series C (B)	3,641	347,898
Liberty Media Corp.-Liberty Formula One, Series A (B)	495	17,662
Liberty Media Corp.-Liberty Formula One, Series C (A)(B)	5,922	223,200
Liberty Media Corp.-Liberty SiriusXM, Series A (B)	5,069	228,156
Lions Gate Entertainment Corp., Class A (B)	1,051	35,566
Lions Gate Entertainment Corp., Class B (B)	3,626	116,032
Live Nation Entertainment, Inc. (B)	7,683	346,196
News Corp., Class A	22,796	390,040
News Corp., Class B	6,802	118,695
Omnicom Group, Inc.	2,799	214,543
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Media (continued)
Scripps Networks Interactive, Inc., Class A	3,878	$341,225
The Interpublic Group of Companies, Inc.	25,233	552,350
The Madison Square Garden Company, Class A (B)	1,352	291,816
Viacom, Inc., Class A	154	5,998
Viacom, Inc., Class B	5,306	177,327
Multiline retail – 0.9%
Dollar Tree, Inc. (B)	9,258	1,064,670
Kohl's Corp.	13,393	867,465
Macy's, Inc.	9,847	255,530
Nordstrom, Inc. (A)	7,198	354,933
Specialty retail – 2.1%
Advance Auto Parts, Inc.	4,106	480,361
AutoNation, Inc. (B)	5,665	341,146
AutoZone, Inc. (B)	269	205,903
Bed Bath & Beyond, Inc.	9,168	211,597
Best Buy Company, Inc.	13,461	983,461
Burlington Stores, Inc. (B)	4,006	487,570
CarMax, Inc. (B)	9,430	673,019
Foot Locker, Inc.	8,466	416,104
L Brands, Inc.	2,301	115,257
Penske Automotive Group, Inc.	3,034	158,344
Signet Jewelers, Ltd. (A)	2,252	119,131
The Gap, Inc.	6,910	229,688
The Michaels Companies, Inc. (B)	4,655	125,080
Tiffany & Company	4,192	447,077
Tractor Supply Company	6,780	516,975
Ulta Beauty, Inc. (B)	2,638	585,900
Williams-Sonoma, Inc. (A)	6,063	310,607
Textiles, apparel and luxury goods – 1.2%
Carter's, Inc.	3,553	427,426
Columbia Sportswear Company	1,407	105,061
Hanesbrands, Inc. (A)	19,874	431,663
Lululemon Athletica, Inc. (B)	4,622	361,487
Michael Kors Holdings, Ltd. (B)	8,000	528,000
PVH Corp.	3,754	582,170
Ralph Lauren Corp.	3,070	350,932
Skechers U.S.A., Inc., Class A (B)	6,672	274,820
Tapestry, Inc.	9,896	465,508
Under Armour, Inc., Class A (A)(B)	5,701	79,016
Under Armour, Inc., Class C (A)(B)	5,951	76,470
Consumer staples – 3.6%		10,837,730
Beverages – 0.7%
Brown-Forman Corp., Class A	466	32,154
Brown-Forman Corp., Class B	9,371	649,410
Dr. Pepper Snapple Group, Inc.	8,565	1,022,233
Molson Coors Brewing Company, Class B	5,990	503,280
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food and staples retailing – 0.2%
Casey's General Stores, Inc. (A)	3,009	$364,420
US Foods Holding Corp. (B)	5,848	187,896
Food products – 2.0%
Blue Buffalo Pet Products, Inc. (A)(B)	4,763	161,847
Bunge, Ltd.	6,239	495,564
Campbell Soup Company	6,613	307,835
Conagra Brands, Inc.	15,771	599,298
Flowers Foods, Inc.	4,228	82,911
Hormel Foods Corp.	3,825	131,312
Ingredion, Inc.	4,927	707,714
Lamb Weston Holdings, Inc.	6,121	358,691
McCormick & Company, Inc.	4,967	540,261
Pilgrim's Pride Corp. (A)(B)	4,492	124,743
Pinnacle Foods, Inc.	7,105	440,084
Post Holdings, Inc. (B)	4,205	318,192
Seaboard Corp.	16	69,376
The Hain Celestial Group, Inc. (B)	5,563	212,173
The Hershey Company	6,610	729,281
The J.M. Smucker Company	4,559	578,492
TreeHouse Foods, Inc. (B)	2,877	135,679
Household products – 0.4%
Church & Dwight Company, Inc.	8,393	409,998
Spectrum Brands Holdings, Inc.	1,636	193,801
The Clorox Company	5,134	727,436
Personal products – 0.3%
Coty, Inc., Class A	6,425	125,994
Edgewell Personal Care Company (B)	4,395	248,142
Herbalife, Ltd. (A)(B)	4,573	379,513
Energy – 3.7%		10,935,160
Energy equipment and services – 0.7%
Core Laboratories NV (A)	2,650	302,895
Helmerich & Payne, Inc. (A)	8,915	642,147
National Oilwell Varco, Inc.	10,591	388,478
RPC, Inc. (A)	1,729	34,926
TechnipFMC PLC	16,273	528,222
Weatherford International PLC (A)(B)	14,354	56,555
Oil, gas and consumable fuels – 3.0%
Andeavor	6,733	728,241
Antero Resources Corp. (B)	14,613	283,931
Apache Corp.	4,917	220,626
Cabot Oil & Gas Corp.	15,249	401,811
Centennial Resource Development, Inc., Class A (A)(B)	1,815	37,044
Cheniere Energy Partners LP Holdings LLC	1,541	43,872
Cheniere Energy, Inc. (B)	4,572	258,592
Cimarex Energy Company	3,125	350,625
Concho Resources, Inc. (B)	5,032	792,238
Continental Resources, Inc. (B)	1,734	96,289
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Devon Energy Corp.	6,243	$258,273
Diamondback Energy, Inc. (B)	3,985	500,118
Energen Corp. (B)	4,706	245,794
EQT Corp.	9,686	525,853
Hess Corp.	5,865	296,241
HollyFrontier Corp.	14,313	686,451
Marathon Oil Corp.	22,101	402,017
Murphy Oil Corp.	11,863	380,802
Newfield Exploration Company (B)	8,390	265,627
Noble Energy, Inc.	15,782	481,667
ONEOK, Inc.	10,864	639,455
Parsley Energy, Inc., Class A (B)	9,581	226,112
Range Resources Corp.	9,960	141,930
RSP Permian, Inc. (B)	4,697	186,377
Tallgrass Energy GP LP	1,037	25,386
Targa Resources Corp.	5,664	271,872
WPX Energy, Inc. (B)	15,933	234,693
Financials – 15.9%		47,622,257
Banks – 5.5%
Bank of the Ozarks	6,106	304,995
BOK Financial Corp.	1,670	161,472
CIT Group, Inc.	12,266	621,764
Citizens Financial Group, Inc.	21,133	970,005
Comerica, Inc.	9,236	879,452
Commerce Bancshares, Inc.	7,568	442,804
Cullen/Frost Bankers, Inc.	3,695	393,185
East West Bancorp, Inc.	10,412	686,255
Fifth Third Bancorp	39,625	1,311,588
First Citizens BancShares, Inc., Class A	302	128,474
First Hawaiian, Inc.	1,133	32,744
First Horizon National Corp.	11,539	229,165
First Republic Bank	7,228	647,267
FNB Corp.	6,421	92,141
Hancock Holding Company	1,576	84,631
Huntington Bancshares, Inc.	56,214	909,543
IBERIABANK Corp.	1,077	91,007
Investors Bancorp, Inc.	18,028	246,803
KeyCorp	50,041	1,070,877
M&T Bank Corp.	4,347	829,321
PacWest Bancorp	8,376	439,154
People's United Financial, Inc.	21,503	422,964
Pinnacle Financial Partners, Inc.	1,334	84,442
Popular, Inc.	5,231	212,588
Prosperity Bancshares, Inc.	3,967	300,699
Regions Financial Corp.	62,743	1,206,548
Signature Bank (B)	3,356	516,824
SVB Financial Group (B)	3,208	790,932
Synovus Financial Corp.	7,633	384,627
Texas Capital Bancshares, Inc. (B)	981	92,999
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Umpqua Holdings Corp.	14,372	$311,154
Webster Financial Corp.	5,380	304,616
Western Alliance Bancorp (B)	5,419	317,879
Wintrust Financial Corp.	2,138	183,654
Zions Bancorporation	12,410	670,512
Capital markets – 3.5%
Affiliated Managers Group, Inc.	2,628	524,628
Ameriprise Financial, Inc.	5,974	1,007,814
Cboe Global Markets, Inc.	4,075	547,639
E*TRADE Financial Corp. (B)	15,943	840,196
Eaton Vance Corp.	10,239	591,814
FactSet Research Systems, Inc.	3,004	602,873
Invesco, Ltd.	16,517	596,759
Janus Henderson Group PLC	3,592	141,453
Lazard, Ltd., Class A	2,568	150,408
LPL Financial Holdings, Inc.	1,686	100,587
MarketAxess Holdings, Inc.	2,132	418,320
Moody's Corp.	6,402	1,035,780
MSCI, Inc.	4,942	688,075
Nasdaq, Inc.	5,939	480,524
Northern Trust Corp.	5,555	585,441
Raymond James Financial, Inc.	7,600	732,564
SEI Investments Company	7,382	554,757
T. Rowe Price Group, Inc.	3,011	336,118
TD Ameritrade Holding Corp.	12,180	679,522
Consumer finance – 0.7%
Ally Financial, Inc.	41,359	1,231,257
Credit Acceptance Corp. (A)(B)	541	178,373
Navient Corp.	28,308	403,389
OneMain Holdings, Inc. (B)	2,310	75,560
Santander Consumer USA Holdings, Inc.	10,275	177,244
SLM Corp. (B)	15,882	181,690
Diversified financial services – 0.4%
Leucadia National Corp.	18,203	492,755
Voya Financial, Inc.	12,456	646,591
Insurance – 5.5%
Alleghany Corp. (B)	900	564,930
American Financial Group, Inc.	6,729	762,665
Arch Capital Group, Ltd. (B)	5,289	480,982
Arthur J. Gallagher & Company	8,685	593,359
Assurant, Inc.	5,324	487,040
Assured Guaranty, Ltd.	15,170	539,900
Athene Holding, Ltd., Class A (B)	2,107	105,687
Axis Capital Holdings, Ltd.	7,557	381,855
Brighthouse Financial, Inc. (B)	1,685	108,278
Brown & Brown, Inc.	9,825	515,616
Cincinnati Financial Corp.	7,060	542,914
CNA Financial Corp.	1,327	71,870
Enstar Group, Ltd. (B)	271	56,260
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Erie Indemnity Company, Class A	1,513	$179,684
Everest Re Group, Ltd.	2,078	477,524
First American Financial Corp.	7,863	464,467
FNF Group	10,733	418,372
Lincoln National Corp.	10,621	879,419
Loews Corp.	10,167	525,126
Markel Corp. (B)	495	568,107
Old Republic International Corp.	19,370	416,261
Principal Financial Group, Inc.	13,418	907,057
Reinsurance Group of America, Inc.	5,509	862,985
RenaissanceRe Holdings, Ltd.	3,681	468,002
The Hanover Insurance Group, Inc.	2,415	273,257
The Hartford Financial Services Group, Inc.	13,740	807,362
Torchmark Corp.	6,503	590,798
Unum Group	15,423	820,349
Validus Holdings, Ltd.	6,522	441,539
W.R. Berkley Corp.	9,247	674,846
White Mountains Insurance Group, Ltd.	296	248,610
Willis Towers Watson PLC	4,981	799,301
XL Group, Ltd.	12,295	452,948
Thrifts and mortgage finance – 0.3%
MGIC Investment Corp. (B)	12,005	177,914
New York Community Bancorp, Inc.	29,270	414,463
Radian Group, Inc.	5,673	125,203
TFS Financial Corp.	2,879	42,091
Health care – 9.6%		28,793,769
Biotechnology – 1.1%
ACADIA Pharmaceuticals, Inc. (A)(B)	2,585	77,317
Alkermes PLC (B)	5,704	326,098
Alnylam Pharmaceuticals, Inc. (B)	2,128	276,597
BioMarin Pharmaceutical, Inc. (B)	4,249	383,387
Bioverativ, Inc. (B)	3,615	372,562
Bluebird Bio, Inc. (B)	712	145,889
Exact Sciences Corp. (B)	1,307	64,971
Exelixis, Inc. (B)	6,239	189,104
Ionis Pharmaceuticals, Inc. (B)	4,284	224,996
Juno Therapeutics, Inc. (B)	998	85,638
Neurocrine Biosciences, Inc. (B)	2,865	244,872
Seattle Genetics, Inc. (B)	3,065	160,300
TESARO, Inc. (A)(B)	866	58,420
United Therapeutics Corp. (B)	4,038	520,902
Health care equipment and supplies – 2.9%
ABIOMED, Inc. (B)	1,758	413,130
Align Technology, Inc. (B)	3,504	918,048
DENTSPLY SIRONA, Inc.	8,755	532,392
DexCom, Inc. (A)(B)	2,812	163,658
Edwards Lifesciences Corp. (B)	8,667	1,097,069
Hill-Rom Holdings, Inc.	4,245	362,226
Hologic, Inc. (B)	16,527	705,703
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
IDEXX Laboratories, Inc. (B)	3,672	$686,811
Integra LifeSciences Holdings Corp. (B)	1,173	61,770
Masimo Corp. (B)	1,523	143,528
ResMed, Inc.	6,947	700,188
STERIS PLC	5,694	517,698
Teleflex, Inc.	2,312	642,158
The Cooper Companies, Inc.	2,586	632,717
Varian Medical Systems, Inc. (B)	5,902	752,505
West Pharmaceutical Services, Inc.	4,226	423,445
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (A)(B)	4,723	160,960
AmerisourceBergen Corp.	7,166	714,235
Centene Corp. (B)	10,742	1,151,972
DaVita, Inc. (B)	11,623	907,059
Encompass Health Corp.	6,781	358,851
Envision Healthcare Corp. (B)	9,007	324,162
Henry Schein, Inc. (B)	8,433	638,209
Laboratory Corp. of America Holdings (B)	5,908	1,030,946
MEDNAX, Inc. (B)	7,981	421,477
Patterson Companies, Inc.	8,350	299,682
Premier, Inc., Class A (A)(B)	3,751	121,720
Quest Diagnostics, Inc.	9,547	1,010,264
Universal Health Services, Inc., Class B	6,693	813,200
WellCare Health Plans, Inc. (B)	3,648	767,466
Health care technology – 0.5%
athenahealth, Inc. (B)	2,159	270,544
Cerner Corp. (B)	13,550	936,712
Medidata Solutions, Inc. (B)	955	65,045
Veeva Systems, Inc., Class A (B)	3,880	243,897
Life sciences tools and services – 1.7%
Agilent Technologies, Inc.	10,181	747,591
Bio-Rad Laboratories, Inc., Class A (B)	1,566	404,858
Bio-Techne Corp.	2,133	299,239
Bruker Corp.	5,920	210,811
Charles River Laboratories International, Inc. (B)	3,524	371,571
IQVIA Holdings, Inc. (B)	4,656	475,797
Mettler-Toledo International, Inc. (B)	1,357	916,328
PerkinElmer, Inc.	8,885	712,222
PRA Health Sciences, Inc. (B)	1,075	97,890
Syneos Health, Inc. (B)	2,520	96,642
Waters Corp. (B)	4,050	873,221
Pharmaceuticals – 0.5%
Akorn, Inc. (B)	2,647	85,286
Catalent, Inc. (B)	2,565	119,375
Jazz Pharmaceuticals PLC (B)	4,571	666,178
Mallinckrodt PLC (B)	5,290	95,537
Mylan NV (B)	7,735	331,445
Perrigo Company PLC	1,868	169,278
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials – 17.4%		$52,166,607
Aerospace and defense – 3.0%
Arconic, Inc.	15,422	463,585
BWX Technologies, Inc.	5,065	321,324
Curtiss-Wright Corp.	2,493	325,735
Harris Corp.	7,112	1,133,511
HEICO Corp.	1,825	146,604
HEICO Corp., Class A	3,303	217,470
Hexcel Corp.	6,786	463,823
Huntington Ingalls Industries, Inc.	2,663	632,569
L3 Technologies, Inc.	3,896	827,744
Orbital ATK, Inc.	4,200	553,980
Rockwell Collins, Inc.	7,193	996,159
Spirit AeroSystems Holdings, Inc., Class A	10,629	1,087,984
Teledyne Technologies, Inc. (B)	2,087	398,450
Textron, Inc.	14,008	821,849
TransDigm Group, Inc.	2,034	644,595
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	7,550	690,523
Expeditors International of Washington, Inc.	9,374	608,841
XPO Logistics, Inc. (B)	6,728	635,392
Airlines – 0.8%
Alaska Air Group, Inc.	8,428	553,972
Copa Holdings SA, Class A	1,293	178,861
JetBlue Airways Corp. (B)	26,362	549,911
United Continental Holdings, Inc. (B)	17,525	1,188,546
Building products – 1.2%
Allegion PLC	5,883	506,585
AO Smith Corp.	7,513	501,718
Fortune Brands Home & Security, Inc.	8,250	585,173
Lennox International, Inc.	2,600	566,566
Masco Corp.	10,233	457,006
Owens Corning	8,385	779,553
USG Corp. (B)	6,238	241,161
Commercial services and supplies – 1.2%
Cintas Corp.	4,660	784,977
Copart, Inc. (B)	16,568	730,152
KAR Auction Services, Inc.	10,316	562,635
Republic Services, Inc.	14,157	974,002
Rollins, Inc.	4,773	235,500
Stericycle, Inc. (B)	3,712	279,736
The Brink's Company	910	75,894
Construction and engineering – 0.7%
AECOM (B)	9,382	366,930
EMCOR Group, Inc.	2,226	180,929
Fluor Corp.	10,329	626,970
Jacobs Engineering Group, Inc.	7,454	517,755
Quanta Services, Inc. (B)	12,549	483,011
Electrical equipment – 1.2%
Acuity Brands, Inc.	1,965	303,475
AMETEK, Inc.	11,823	902,095
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment (continued)
Hubbell, Inc.	4,903	$666,563
Rockwell Automation, Inc.	5,787	1,141,717
Sensata Technologies Holding NV (B)	11,933	671,231
Industrial conglomerates – 0.6%
Carlisle Companies, Inc.	4,479	511,547
Roper Technologies, Inc.	4,057	1,138,354
Machinery – 4.5%
AGCO Corp.	5,833	423,592
Allison Transmission Holdings, Inc.	11,143	492,966
Colfax Corp. (B)	4,596	183,932
Crane Company	2,352	235,059
Donaldson Company, Inc.	10,132	513,287
Dover Corp.	9,119	968,529
Flowserve Corp.	8,755	396,777
Gardner Denver Holdings, Inc. (B)	1,154	39,905
Graco, Inc.	10,457	489,388
IDEX Corp.	5,593	802,484
Ingersoll-Rand PLC	6,923	655,123
Lincoln Electric Holdings, Inc.	3,961	386,475
Nordson Corp.	3,517	505,463
Oshkosh Corp.	4,494	407,696
Parker-Hannifin Corp.	6,950	1,399,869
Pentair PLC	7,975	570,213
Snap-on, Inc.	3,677	629,907
Stanley Black & Decker, Inc.	7,001	1,163,776
The Middleby Corp. (B)	3,559	484,949
The Toro Company	6,525	428,366
Trinity Industries, Inc.	8,201	282,688
WABCO Holdings, Inc. (B)	3,749	578,808
Wabtec Corp. (A)	5,598	453,662
Woodward, Inc.	3,007	233,103
Xylem, Inc.	9,206	665,226
Professional services – 1.1%
Equifax, Inc.	6,263	782,437
ManpowerGroup, Inc.	5,342	701,885
Nielsen Holdings PLC	5,383	201,378
Robert Half International, Inc.	8,850	512,238
The Dun & Bradstreet Corp.	2,376	293,982
TransUnion (B)	6,312	374,680
Verisk Analytics, Inc. (B)	5,538	554,077
Road and rail – 1.0%
AMERCO	577	210,651
Genesee & Wyoming, Inc., Class A (B)	3,539	282,589
J.B. Hunt Transport Services, Inc.	4,680	565,484
Kansas City Southern	4,907	555,129
Landstar System, Inc.	897	99,612
Old Dominion Freight Line, Inc.	5,096	746,309
Ryder System, Inc.	5,530	481,276
Schneider National, Inc., Class B	1,380	40,406
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors – 1.3%
Air Lease Corp.	4,694	$228,222
Fastenal Company	11,619	638,580
HD Supply Holdings, Inc. (B)	12,433	483,519
MSC Industrial Direct Company, Inc., Class A	3,269	306,894
United Rentals, Inc. (B)	5,695	1,031,421
Univar, Inc. (B)	3,131	93,492
W.W. Grainger, Inc.	2,767	746,149
Watsco, Inc.	1,708	307,081
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	4,600	305,210
Information technology – 18.4%		54,911,202
Communications equipment – 1.4%
Arista Networks, Inc. (B)	2,407	663,899
ARRIS International PLC (B)	14,001	354,225
CommScope Holding Company, Inc. (B)	14,349	554,302
EchoStar Corp., Class A (B)	3,028	184,890
F5 Networks, Inc. (B)	4,736	684,541
Juniper Networks, Inc.	19,005	496,981
Motorola Solutions, Inc.	6,066	603,324
Palo Alto Networks, Inc. (B)	1,762	278,167
Ubiquiti Networks, Inc. (A)(B)	1,342	108,259
ViaSat, Inc. (A)(B)	2,729	206,367
Electronic equipment, instruments and components – 2.8%
Amphenol Corp., Class A	14,529	1,347,855
Arrow Electronics, Inc. (B)	9,696	788,673
Avnet, Inc.	10,805	459,213
CDW Corp.	9,255	692,181
Cognex Corp.	5,274	328,939
Coherent, Inc. (B)	732	189,969
Dolby Laboratories, Inc., Class A	3,712	238,830
Flex, Ltd. (B)	38,372	691,072
FLIR Systems, Inc.	9,587	490,950
IPG Photonics Corp. (B)	1,883	474,422
Jabil, Inc.	16,532	420,409
Keysight Technologies, Inc. (B)	12,110	565,779
Littelfuse, Inc.	431	93,674
National Instruments Corp.	6,380	318,617
SYNNEX Corp.	2,547	312,593
Tech Data Corp. (B)	934	93,652
Trimble, Inc. (B)	10,816	476,986
Universal Display Corp.	493	78,584
Zebra Technologies Corp., Class A (B)	2,933	361,228
Internet software and services – 1.3%
Akamai Technologies, Inc. (B)	10,696	716,525
CoStar Group, Inc. (B)	1,199	414,986
GoDaddy, Inc., Class A (B)	2,295	126,753
GrubHub, Inc. (A)(B)	1,626	117,479
InterActiveCorp (B)	6,105	885,042
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Internet software and services (continued)
j2 Global, Inc.	3,104	$248,289
LogMeIn, Inc.	2,391	300,788
Match Group, Inc. (A)(B)	2,578	90,075
Twitter, Inc. (B)	7,616	196,569
VeriSign, Inc. (A)(B)	3,847	442,097
Zillow Group, Inc., Class A (B)	1,743	78,069
Zillow Group, Inc., Class C (A)(B)	3,826	170,104
IT services – 4.4%
Alliance Data Systems Corp.	2,621	672,706
Amdocs, Ltd.	9,081	621,140
Black Knight, Inc. (B)	4,819	238,541
Booz Allen Hamilton Holding Corp.	8,239	322,804
Broadridge Financial Solutions, Inc.	6,205	598,224
CoreLogic, Inc. (B)	1,845	87,379
CSRA, Inc.	10,068	335,063
DXC Technology Company	9,916	987,138
EPAM Systems, Inc. (B)	1,969	231,318
Euronet Worldwide, Inc. (B)	2,999	281,516
First Data Corp., Class A (B)	11,185	197,975
Fiserv, Inc. (B)	9,790	1,378,824
FleetCor Technologies, Inc. (B)	3,238	688,075
Gartner, Inc. (B)	4,420	613,231
Genpact, Ltd.	12,326	418,344
Global Payments, Inc.	6,700	748,926
Jack Henry & Associates, Inc.	5,832	727,017
Leidos Holdings, Inc.	9,919	660,605
MAXIMUS, Inc.	4,365	297,606
Sabre Corp.	11,616	241,264
Square, Inc., Class A (B)	4,364	204,715
Teradata Corp. (B)	10,413	421,727
The Western Union Company	21,867	454,615
Total System Services, Inc.	8,353	742,248
WEX, Inc. (B)	1,702	263,487
Worldpay, Inc., Class A (B)	7,827	628,586
Semiconductors and semiconductor equipment – 2.9%
Advanced Micro Devices, Inc. (A)(B)	14,169	194,682
Cavium, Inc. (B)	2,553	226,655
Cypress Semiconductor Corp.	16,570	286,495
First Solar, Inc. (B)	6,020	404,363
KLA-Tencor Corp.	2,288	251,222
Marvell Technology Group, Ltd.	27,628	644,561
Maxim Integrated Products, Inc.	14,657	894,077
Microchip Technology, Inc.	9,142	870,501
Microsemi Corp. (B)	7,441	459,779
MKS Instruments, Inc.	1,366	139,742
Monolithic Power Systems, Inc.	641	76,356
ON Semiconductor Corp. (B)	37,365	924,410
Qorvo, Inc. (B)	7,609	546,098
Skyworks Solutions, Inc.	9,402	913,968
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Teradyne, Inc.	15,956	$731,423
Versum Materials, Inc.	1,696	62,413
Xilinx, Inc.	12,300	898,146
Software – 4.1%
ANSYS, Inc. (B)	4,607	744,722
Aspen Technology, Inc. (B)	2,848	220,578
Atlassian Corp. PLC, Class A (B)	2,342	126,445
Autodesk, Inc. (B)	6,578	760,548
Blackbaud, Inc.	975	93,425
CA, Inc.	18,291	655,732
Cadence Design Systems, Inc. (B)	13,675	613,461
CDK Global, Inc.	8,207	585,077
Citrix Systems, Inc. (B)	7,681	712,490
Dell Technologies, Inc., Class V (B)	5,444	390,335
Fair Isaac Corp.	2,086	360,169
Fortinet, Inc. (B)	7,072	325,595
Guidewire Software, Inc. (B)	3,171	251,936
Nuance Communications, Inc. (B)	18,427	328,185
Paycom Software, Inc. (A)(B)	969	88,799
Pegasystems, Inc.	620	31,527
Proofpoint, Inc. (B)	498	50,806
PTC, Inc. (B)	6,996	508,469
Red Hat, Inc. (B)	6,395	840,175
ServiceNow, Inc. (B)	3,289	489,633
Splunk, Inc. (B)	4,216	389,432
SS&C Technologies Holdings, Inc.	12,232	615,025
Symantec Corp.	26,243	714,597
Synopsys, Inc. (B)	8,797	814,690
Tableau Software, Inc., Class A (B)	2,120	162,837
Take-Two Interactive Software, Inc. (B)	4,137	524,034
The Ultimate Software Group, Inc. (B)	1,421	330,937
Tyler Technologies, Inc. (B)	1,893	381,458
Workday, Inc., Class A (B)	2,321	278,265
Technology hardware, storage and peripherals – 1.5%
NCR Corp. (B)	13,024	488,530
NetApp, Inc.	19,392	1,192,608
Seagate Technology PLC	17,604	971,741
Western Digital Corp.	16,375	1,457,048
Xerox Corp.	14,022	478,571
Materials – 6.7%		20,021,837
Chemicals – 2.6%
Albemarle Corp.	4,718	526,482
Ashland Global Holdings, Inc.	4,628	335,947
Axalta Coating Systems, Ltd. (B)	12,810	403,515
Celanese Corp., Series A	6,843	740,139
CF Industries Holdings, Inc.	15,251	647,252
Eastman Chemical Company	7,525	746,330
FMC Corp.	5,893	538,208
Huntsman Corp.	13,020	450,101
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	3,329	$500,349
NewMarket Corp.	633	251,674
Olin Corp.	9,290	346,331
RPM International, Inc.	9,443	492,925
The Chemours Company	3,885	200,544
The Mosaic Company	13,634	372,208
The Scotts Miracle-Gro Company	3,401	307,008
Valvoline, Inc.	13,260	326,859
W.R. Grace & Company	4,388	323,922
Westlake Chemical Corp.	2,492	280,599
Construction materials – 0.6%
Eagle Materials, Inc.	2,907	325,729
Martin Marietta Materials, Inc.	2,668	608,758
Vulcan Materials Company	6,335	857,759
Containers and packaging – 2.1%
AptarGroup, Inc.	4,888	427,309
Ardagh Group SA	300	6,000
Avery Dennison Corp.	6,832	838,150
Ball Corp.	13,898	532,015
Bemis Company, Inc.	9,610	449,171
Berry Global Group, Inc. (B)	7,229	427,885
Crown Holdings, Inc. (B)	8,603	499,404
Graphic Packaging Holding Company	29,152	470,805
Owens-Illinois, Inc. (B)	3,765	87,423
Packaging Corp. of America	6,217	781,042
Sealed Air Corp.	11,056	523,502
Sonoco Products Company	10,476	568,952
WestRock Company	8,532	568,487
Metals and mining – 1.4%
Alcoa Corp. (B)	9,146	475,775
Freeport-McMoRan, Inc. (B)	24,937	486,272
Newmont Mining Corp.	18,383	744,695
Nucor Corp.	12,421	831,710
Reliance Steel & Aluminum Company	5,599	490,416
Royal Gold, Inc.	3,023	269,047
Steel Dynamics, Inc.	15,582	707,423
United States Steel Corp.	6,782	253,715
Real estate – 5.8%		17,189,672
Equity real estate investment trusts – 5.2%
Alexandria Real Estate Equities, Inc.	3,241	420,358
American Campus Communities, Inc.	5,960	229,222
American Homes 4 Rent, Class A	7,903	164,303
Apartment Investment & Management Company, Class A	7,183	300,537
Apple Hospitality REIT, Inc.	7,368	143,602
Brixmor Property Group, Inc.	11,113	180,364
Camden Property Trust	3,956	342,431
Colony NorthStar, Inc., Class A	13,469	120,952
CoreSite Realty Corp.	1,192	129,117
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Cousins Properties, Inc.	6,205	$55,845
CubeSmart	7,767	213,826
CyrusOne, Inc.	2,896	167,070
DCT Industrial Trust, Inc.	3,822	226,224
Digital Realty Trust, Inc.	5,112	572,288
Douglas Emmett, Inc.	6,686	258,548
Duke Realty Corp.	14,332	378,508
EPR Properties	2,790	164,777
Equity Commonwealth (B)	5,064	151,464
Equity LifeStyle Properties, Inc.	3,596	310,407
Essex Property Trust, Inc.	1,808	421,228
Extra Space Storage, Inc.	4,675	390,269
Federal Realty Investment Trust	2,650	320,120
Forest City Realty Trust, Inc., Class A	11,044	259,203
Gaming and Leisure Properties, Inc.	7,646	278,620
Gramercy Property Trust	6,044	152,551
HCP, Inc.	7,115	171,329
Healthcare Realty Trust, Inc.	3,593	107,323
Healthcare Trust of America, Inc., Class A	6,692	184,766
Highwoods Properties, Inc.	4,509	215,891
Hospitality Properties Trust	7,277	206,740
Host Hotels & Resorts, Inc.	20,348	422,424
Hudson Pacific Properties, Inc.	4,912	157,037
Invitation Homes, Inc.	4,449	100,058
Iron Mountain, Inc.	10,119	354,469
Kilroy Realty Corp.	4,309	307,318
Kimco Realty Corp.	13,833	220,083
Lamar Advertising Company, Class A	4,728	340,416
Liberty Property Trust	6,727	278,565
Medical Properties Trust, Inc.	11,161	145,986
MGM Growth Properties LLC, Class A	2,029	56,934
Mid-America Apartment Communities, Inc.	3,394	323,686
National Retail Properties, Inc.	6,596	261,729
Omega Healthcare Investors, Inc.	8,656	234,058
Paramount Group, Inc.	7,488	112,545
Park Hotels & Resorts, Inc.	3,469	100,289
Realty Income Corp.	6,739	358,447
Regency Centers Corp.	4,433	278,880
SBA Communications Corp. (B)	4,858	847,721
Senior Housing Properties Trust	10,779	186,800
SL Green Realty Corp.	2,756	277,033
Spirit Realty Capital, Inc.	21,024	171,766
STORE Capital Corp.	6,290	154,168
Sun Communities, Inc.	2,829	251,328
The Macerich Company	4,515	291,534
UDR, Inc.	10,076	368,076
VEREIT, Inc.	35,851	258,127
Vornado Realty Trust	1,512	108,380
Weingarten Realty Investors	5,439	160,722
Weyerhaeuser Company	24,268	911,021
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
WP Carey, Inc.	4,682	$303,440
Real estate management and development – 0.6%
CBRE Group, Inc., Class A (B)	13,914	635,731
Jones Lang LaSalle, Inc.	3,052	477,180
Realogy Holdings Corp.	10,057	276,668
The Howard Hughes Corp. (B)	1,740	219,170
Telecommunication services – 0.3%		847,957
Diversified telecommunication services – 0.3%
CenturyLink, Inc.	29,115	518,538
Zayo Group Holdings, Inc. (B)	8,976	329,419
Utilities – 5.3%		15,780,633
Electric utilities – 2.1%
ALLETE, Inc.	905	65,558
Alliant Energy Corp.	10,156	403,701
Avangrid, Inc.	751	36,589
Entergy Corp.	9,152	720,171
Eversource Energy	11,381	718,027
FirstEnergy Corp.	23,578	775,716
Great Plains Energy, Inc.	11,744	365,473
IDACORP, Inc.	2,579	222,516
OGE Energy Corp.	16,941	545,500
Pinnacle West Capital Corp.	6,733	538,303
Portland General Electric Company	6,089	257,869
Westar Energy, Inc.	9,433	487,309
Xcel Energy, Inc.	23,171	1,057,524
Gas utilities – 0.6%
Atmos Energy Corp.	6,337	525,337
National Fuel Gas Company	4,652	259,349
ONE Gas, Inc.	936	66,297
Southwest Gas Holdings, Inc.	1,180	86,824
UGI Corp.	13,942	638,125
WGL Holdings, Inc.	2,316	195,054
Independent power and renewable electricity producers – 0.5%
AES Corp.	52,715	609,385
Calpine Corp. (B)	28,155	424,859
NRG Energy, Inc.	17,123	445,369
Vistra Energy Corp. (B)	5,655	110,273
Multi-utilities – 1.8%
Ameren Corp.	12,158	688,508
CenterPoint Energy, Inc.	22,488	633,712
CMS Energy Corp.	13,767	616,073
DTE Energy Company	7,745	818,182
MDU Resources Group, Inc.	15,652	414,465
NiSource, Inc.	31,496	777,321
SCANA Corp.	8,631	350,764
Vectren Corp.	5,435	329,524
WEC Energy Group, Inc.	10,019	644,222
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Water utilities – 0.3%
American Water Works Company, Inc.	7,809	$649,475
Aqua America, Inc.	8,375	303,259

SECURITIES LENDING COLLATERAL – 2.1%		$6,354,157
(Cost $6,354,062)
John Hancock Collateral Trust, 1.4720% (C)(D)	635,092	6,354,157

SHORT-TERM INVESTMENTS – 0.1%		$335,392
(Cost $335,392)
Money market funds – 0.1%		335,392
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (C)	335,392	335,392
Total investments (Multifactor Mid Cap ETF) (Cost $259,494,313) 102.1%		$305,351,697
Other assets and liabilities, net (2.1%)		(6,379,941)
Total net assets 100.0%		$298,971,756

Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $6,144,085.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$29,303,999
(Cost $27,570,945)
Consumer discretionary – 14.5%		4,245,836
Auto components – 1.3%
Dana, Inc.	3,334	109,989
Dorman Products, Inc. (A)	610	46,018
LCI Industries	476	52,479
Tenneco, Inc.	1,340	77,733
Visteon Corp. (A)	832	108,227
Distributors – 0.4%
Pool Corp.	957	129,425
Diversified consumer services – 1.1%
Bright Horizons Family Solutions, Inc. (A)	891	87,496
Graham Holdings Company, Class B	88	52,312
Grand Canyon Education, Inc. (A)	871	80,994
Laureate Education, Inc., Class A (A)	814	11,722
Sotheby's (A)	814	42,947
Weight Watchers International, Inc. (A)	484	31,116
Hotels, restaurants and leisure – 3.5%
Boyd Gaming Corp.	1,608	63,468
Choice Hotels International, Inc.	704	57,834
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Churchill Downs, Inc.	264	$68,376
Cracker Barrel Old Country Store, Inc.	513	90,534
Dave & Buster's Entertainment, Inc. (A)	770	36,190
Extended Stay America, Inc.	3,456	69,915
Hilton Grand Vacations, Inc. (A)	1,276	57,382
ILG, Inc.	2,024	63,574
International Game Technology PLC	1,784	51,861
Jack in the Box, Inc.	670	60,963
Marriott Vacations Worldwide Corp.	440	67,025
Papa John's International, Inc.	572	37,117
Planet Fitness, Inc., Class A (A)	1,496	50,505
Red Rock Resorts, Inc., Class A	1,286	44,663
Scientific Games Corp., Class A (A)	902	42,078
Texas Roadhouse, Inc.	1,298	76,219
The Wendy's Company	5,348	86,531
Household durables – 1.1%
CalAtlantic Group, Inc.	1,430	80,266
Helen of Troy, Ltd. (A)	584	54,400
iRobot Corp. (A)	440	39,050
Taylor Morrison Home Corp., Class A (A)	1,298	33,008
Tempur Sealy International, Inc. (A)	770	45,923
Tupperware Brands Corp.	968	55,912
Internet and direct marketing retail – 0.3%
Groupon, Inc. (A)	6,955	36,792
Liberty Expedia Holdings, Inc., Series A (A)	1,014	47,546
Media – 2.3%
AMC Networks, Inc., Class A (A)	970	50,042
Cable One, Inc.	94	66,367
Cinemark Holdings, Inc.	1,768	65,062
John Wiley & Sons, Inc., Class A	1,015	64,351
Meredith Corp.	814	53,838
Nexstar Media Group, Inc., Class A	728	54,673
Regal Entertainment Group, Class A	2,024	46,309
Sinclair Broadcast Group, Inc., Class A	1,430	53,053
TEGNA, Inc.	3,411	49,357
The Madison Square Garden Company, Class A (A)	247	53,312
The New York Times Company, Class A	2,532	58,869
Tribune Media Company, Class A	1,435	61,117
Multiline retail – 0.4%
Big Lots, Inc. (B)	1,276	77,555
Ollie's Bargain Outlet Holdings, Inc. (A)	814	45,218
Specialty retail – 2.7%
Aaron's, Inc.	1,166	47,678
American Eagle Outfitters, Inc.	3,940	70,920
AutoNation, Inc. (A)	1,100	66,242
Camping World Holdings, Inc., Class A	418	18,706
Five Below, Inc. (A)	1,075	69,800
Floor & Decor Holdings, Inc., Class A (A)	330	15,477
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Lithia Motors, Inc., Class A	471	$58,856
Murphy USA, Inc. (A)	764	65,177
Office Depot, Inc.	9,509	30,904
Penske Automotive Group, Inc.	1,034	53,964
Sally Beauty Holdings, Inc. (A)	2,552	42,389
Signet Jewelers, Ltd.	902	47,716
The Michaels Companies, Inc. (A)	1,960	52,665
Urban Outfitters, Inc. (A)	1,938	66,105
Williams-Sonoma, Inc.	1,520	77,870
Textiles, apparel and luxury goods – 1.4%
Carter's, Inc.	890	107,067
Columbia Sportswear Company	704	52,568
Skechers U.S.A., Inc., Class A (A)	2,464	101,492
Steven Madden, Ltd. (A)	1,408	65,050
Wolverine World Wide, Inc.	2,695	88,477
Consumer staples – 3.7%		1,085,100
Food and staples retailing – 0.8%
Casey's General Stores, Inc.	638	77,268
Performance Food Group Company (A)	1,542	52,968
PriceSmart, Inc.	475	40,470
Sprouts Farmers Market, Inc. (A)	2,444	68,261
Food products – 1.9%
Darling Ingredients, Inc. (A)	3,060	56,732
Flowers Foods, Inc.	3,588	70,361
Fresh Del Monte Produce, Inc.	660	31,225
J&J Snack Foods Corp.	294	40,701
Lancaster Colony Corp.	528	67,795
Sanderson Farms, Inc.	396	50,252
Seaboard Corp.	6	26,016
Snyder's-Lance, Inc.	1,482	74,070
The Hain Celestial Group, Inc. (A)	1,914	73,000
Tootsie Roll Industries, Inc.	374	13,389
TreeHouse Foods, Inc. (A)	1,060	49,990
Household products – 0.4%
Energizer Holdings, Inc.	1,210	70,446
HRG Group, Inc. (A)	2,289	41,774
Personal products – 0.4%
Edgewell Personal Care Company (A)	1,039	58,662
Nu Skin Enterprises, Inc., Class A	1,029	73,923
Tobacco – 0.2%
Vector Group, Ltd.	2,244	47,797
Energy – 3.7%		1,090,520
Energy equipment and services – 1.2%
Core Laboratories NV	738	84,353
Oceaneering International, Inc.	2,046	42,311
Patterson-UTI Energy, Inc.	3,126	73,836
RPC, Inc. (B)	1,254	25,331
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Energy equipment and services (continued)
Transocean, Ltd. (A)	6,516	$70,308
U.S. Silica Holdings, Inc.	1,540	51,267
Weatherford International PLC (A)	3,082	12,143
Oil, gas and consumable fuels – 2.5%
Chesapeake Energy Corp. (A)	2,862	10,017
CNX Resources Corp. (A)	3,367	47,172
CONSOL Energy, Inc. (A)	420	13,621
EnLink Midstream LLC	1,210	22,506
Extraction Oil & Gas, Inc. (A)	948	13,367
Gulfport Energy Corp. (A)	2,488	25,303
Jagged Peak Energy, Inc. (A)	528	6,785
Kosmos Energy, Ltd. (A)	4,358	30,114
Laredo Petroleum, Inc. (A)	2,928	28,489
Matador Resources Company (A)	1,672	54,190
Murphy Oil Corp.	2,762	88,660
PBF Energy, Inc., Class A	2,134	68,992
PDC Energy, Inc. (A)	1,210	62,739
Peabody Energy Corp. (A)	1,518	61,342
Southwestern Energy Company (A)	6,846	29,027
Tallgrass Energy GP LP	880	21,542
World Fuel Services Corp.	1,738	48,473
WPX Energy, Inc. (A)	6,696	98,632
Financials – 17.4%		5,117,700
Banks – 9.2%
Associated Banc-Corp	3,984	98,604
BancorpSouth Bank	1,727	57,941
Bank of Hawaii Corp.	1,078	90,196
BankUnited, Inc.	2,116	86,841
Cathay General Bancorp	1,562	68,322
Chemical Financial Corp.	1,298	75,816
Columbia Banking System, Inc.	836	36,015
Community Bank System, Inc.	946	50,422
CVB Financial Corp.	1,474	34,492
First Citizens BancShares, Inc., Class A	157	66,789
First Financial Bankshares, Inc.	1,254	58,248
First Hawaiian, Inc.	1,014	29,305
First Horizon National Corp.	6,020	119,557
First Midwest Bancorp, Inc.	1,364	33,909
FNB Corp.	5,877	84,335
Fulton Financial Corp.	4,820	87,724
Glacier Bancorp, Inc.	1,591	62,399
Great Western Bancorp, Inc.	814	34,310
Hancock Holding Company	2,024	108,689
Home BancShares, Inc.	2,444	58,680
Hope Bancorp, Inc.	2,466	46,953
IBERIABANK Corp.	1,012	85,514
International Bancshares Corp.	1,036	42,994
Investors Bancorp, Inc.	6,301	86,261
MB Financial, Inc.	1,565	66,951
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Old National Bancorp	1,958	$33,873
Pinnacle Financial Partners, Inc.	924	58,489
Popular, Inc.	2,244	91,196
Prosperity Bancshares, Inc.	1,100	83,380
South State Corp.	520	46,072
Sterling Bancorp	2,554	63,212
TCF Financial Corp.	3,522	75,547
Texas Capital Bancshares, Inc. (A)	958	90,818
UMB Financial Corp.	896	68,257
Umpqua Holdings Corp.	4,618	99,980
United Bankshares, Inc.	1,866	68,669
Valley National Bancorp	5,041	63,365
Webster Financial Corp.	1,891	107,068
Wintrust Financial Corp.	1,071	91,999
Capital markets – 2.4%
Artisan Partners Asset Management, Inc., Class A	882	34,530
BGC Partners, Inc., Class A	4,226	60,474
Evercore, Inc., Class A	660	66,363
Federated Investors, Inc., Class B	2,200	76,296
Houlihan Lokey, Inc.	354	16,886
Interactive Brokers Group, Inc., Class A	1,319	84,403
Legg Mason, Inc.	2,179	92,869
LPL Financial Holdings, Inc.	1,606	95,814
Moelis & Company, Class A	594	30,710
Morningstar, Inc.	374	35,949
Stifel Financial Corp.	1,364	92,097
Virtu Financial, Inc., Class A	836	15,968
Consumer finance – 1.1%
FirstCash, Inc.	792	57,895
Green Dot Corp., Class A (A)	682	41,779
LendingClub Corp. (A)	6,296	23,043
Navient Corp.	5,064	72,162
OneMain Holdings, Inc. (A)	1,122	36,701
SLM Corp. (A)	7,197	82,334
Insurance – 3.3%
American Equity Investment Life Holding Company	1,565	51,645
American National Insurance Company	484	61,173
AmTrust Financial Services, Inc. (B)	1,034	13,876
Aspen Insurance Holdings, Ltd.	1,655	61,814
Assured Guaranty, Ltd.	440	15,660
Axis Capital Holdings, Ltd.	308	15,563
Enstar Group, Ltd. (A)	225	46,710
Kemper Corp.	682	44,228
Mercury General Corp.	616	30,153
Primerica, Inc.	1,144	115,544
ProAssurance Corp.	1,405	76,854
RLI Corp.	1,034	66,445
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Selective Insurance Group, Inc.	1,118	$65,124
The Hanover Insurance Group, Inc.	1,088	123,107
Validus Holdings, Ltd.	1,606	108,720
White Mountains Insurance Group, Ltd.	82	68,872
Thrifts and mortgage finance – 1.4%
Essent Group, Ltd. (A)	1,563	72,711
LendingTree, Inc. (A)	129	47,453
MGIC Investment Corp. (A)	7,115	105,444
Radian Group, Inc.	4,182	92,297
TFS Financial Corp.	880	12,866
Washington Federal, Inc.	2,562	91,976
Health care – 8.9%		2,622,808
Biotechnology – 2.5%
ACADIA Pharmaceuticals, Inc. (A)(B)	2,013	60,209
Agios Pharmaceuticals, Inc. (A)	682	53,714
Avexis, Inc. (A)	11	1,361
Clovis Oncology, Inc. (A)	770	46,585
FibroGen, Inc. (A)	1,144	66,981
Intrexon Corp. (A)(B)	1,166	15,158
Juno Therapeutics, Inc. (A)	1,405	120,563
Ligand Pharmaceuticals, Inc. (A)	394	62,102
Loxo Oncology, Inc. (A)	352	35,717
Myriad Genetics, Inc. (A)	44	1,623
Neurocrine Biosciences, Inc. (A)	1,606	137,265
Portola Pharmaceuticals, Inc. (A)	968	49,668
Prothena Corp. PLC (A)	724	30,263
Puma Biotechnology, Inc. (A)	66	4,412
Ultragenyx Pharmaceutical, Inc. (A)	682	36,385
Health care equipment and supplies – 2.5%
Cantel Medical Corp.	726	80,535
Globus Medical, Inc., Class A (A)	1,386	63,811
Hill-Rom Holdings, Inc.	1,379	117,670
ICU Medical, Inc. (A)	340	77,843
Integra LifeSciences Holdings Corp. (A)	1,211	63,771
LivaNova PLC (A)	961	82,214
Masimo Corp. (A)	938	88,397
Neogen Corp. (A)	968	57,141
NuVasive, Inc. (A)	990	48,381
Wright Medical Group NV (A)	1,893	43,066
Health care providers and services – 2.0%
Acadia Healthcare Company, Inc. (A)	1,587	54,085
Brookdale Senior Living, Inc. (A)	3,985	37,858
Chemed Corp.	318	82,861
Encompass Health Corp.	2,179	115,313
HealthEquity, Inc. (A)	942	47,684
LifePoint Health, Inc. (A)	1,166	57,659
Molina Healthcare, Inc. (A)	939	85,787
Patterson Companies, Inc.	1,518	54,481
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Premier, Inc., Class A (A)	706	$22,910
Select Medical Holdings Corp. (A)	1,762	31,187
Health care technology – 0.5%
Allscripts Healthcare Solutions, Inc. (A)	3,831	57,120
Cotiviti Holdings, Inc. (A)	684	23,940
Medidata Solutions, Inc. (A)	1,132	77,101
Life sciences tools and services – 0.8%
Bio-Techne Corp.	810	113,635
Bruker Corp.	1,958	69,724
PRA Health Sciences, Inc. (A)	726	66,110
Pharmaceuticals – 0.6%
Akorn, Inc. (A)	1,782	57,416
Horizon Pharma PLC (A)	3,236	47,084
Prestige Brands Holdings, Inc. (A)	1,035	43,294
Supernus Pharmaceuticals, Inc. (A)	838	32,724
Industrials – 15.0%		4,410,508
Aerospace and defense – 1.6%
Aerojet Rocketdyne Holdings, Inc. (A)	22	605
Curtiss-Wright Corp.	1,078	140,851
Esterline Technologies Corp. (A)	726	53,397
Hexcel Corp.	1,580	107,993
KLX, Inc. (A)	968	68,399
Mercury Systems, Inc. (A)	814	39,088
Moog, Inc., Class A (A)	616	55,477
Airlines – 0.3%
Hawaiian Holdings, Inc.	1,012	37,798
Spirit Airlines, Inc. (A)	1,474	62,085
Building products – 0.6%
Armstrong World Industries, Inc. (A)	946	59,314
JELD-WEN Holding, Inc. (A)	858	33,702
Trex Company, Inc. (A)	32	3,571
USG Corp. (A)	2,354	91,006
Commercial services and supplies – 1.9%
ABM Industries, Inc.	1,061	40,350
Clean Harbors, Inc. (A)	1,100	60,874
Deluxe Corp.	1,100	81,697
Healthcare Services Group, Inc.	1,408	77,693
MSA Safety, Inc.	660	51,685
Pitney Bowes, Inc.	3,918	55,283
Tetra Tech, Inc.	1,056	52,483
The Brink's Company	851	70,973
UniFirst Corp.	302	49,921
Construction and engineering – 1.4%
Dycom Industries, Inc. (A)	594	69,326
EMCOR Group, Inc.	1,518	123,383
Granite Construction, Inc.	22	1,467
KBR, Inc.	2,992	60,857
MasTec, Inc. (A)	1,259	67,231
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering (continued)
Valmont Industries, Inc.	447	$73,129
Electrical equipment – 0.7%
EnerSys	1,092	76,779
Generac Holdings, Inc. (A)	1,323	64,734
Regal Beloit Corp.	962	74,940
Machinery – 4.1%
Barnes Group, Inc.	990	65,132
Colfax Corp. (A)	1,694	67,794
Crane Company	1,225	122,427
Gardner Denver Holdings, Inc. (A)	770	26,627
Hillenbrand, Inc.	836	37,035
ITT, Inc.	2,090	117,040
John Bean Technologies Corp.	583	66,316
Kennametal, Inc.	1,543	75,268
Meritor, Inc. (A)	22	600
Navistar International Corp. (A)	902	41,339
RBC Bearings, Inc. (A)	450	56,700
Rexnord Corp. (A)	1,960	55,096
Terex Corp.	2,137	100,482
The Timken Company	1,429	75,094
Trinity Industries, Inc.	2,823	97,309
Watts Water Technologies, Inc., Class A	476	37,961
Welbilt, Inc. (A)	2,642	58,917
Woodward, Inc.	1,445	112,016
Marine – 0.3%
Kirby Corp. (A)	1,056	79,094
Professional services – 0.8%
On Assignment, Inc. (A)	924	70,751
The Dun & Bradstreet Corp.	682	84,384
TriNet Group, Inc. (A)	704	30,884
WageWorks, Inc. (A)	748	45,291
Road and rail – 1.7%
Avis Budget Group, Inc. (A)	1,452	65,282
Genesee & Wyoming, Inc., Class A (A)	1,226	97,896
Knight-Swift Transportation Holdings, Inc.	1,369	68,163
Landstar System, Inc.	1,091	121,156
Ryder System, Inc.	1,071	93,209
Schneider National, Inc., Class B	726	21,257
Werner Enterprises, Inc.	792	32,234
Trading companies and distributors – 1.6%
Air Lease Corp.	1,936	94,128
Applied Industrial Technologies, Inc.	546	40,268
Beacon Roofing Supply, Inc. (A)	1,161	70,241
GATX Corp. (B)	682	48,517
MSC Industrial Direct Company, Inc., Class A	760	71,349
Triton International, Ltd. (A)	726	28,024
Univar, Inc. (A)	2,015	60,168
WESCO International, Inc. (A)	1,012	68,968
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology – 16.2%		$4,751,491
Communications equipment – 1.4%
Ciena Corp. (A)	3,016	64,180
Finisar Corp. (A)	2,532	45,475
InterDigital, Inc.	660	51,513
Lumentum Holdings, Inc. (A)	1,166	53,986
NetScout Systems, Inc. (A)	1,672	47,652
Ubiquiti Networks, Inc. (A)	499	40,254
ViaSat, Inc. (A)	1,072	81,065
Viavi Solutions, Inc. (A)	3,345	28,700
Electronic equipment, instruments and components – 2.1%
Anixter International, Inc. (A)	572	47,876
AVX Corp.	1,102	19,770
Belden, Inc.	1,078	91,382
II-VI, Inc. (A)	836	35,655
Itron, Inc. (A)	660	48,312
Littelfuse, Inc.	451	98,020
Sanmina Corp. (A)	1,386	36,244
SYNNEX Corp.	514	63,083
Tech Data Corp. (A)	902	90,444
VeriFone Systems, Inc. (A)	2,334	41,265
Vishay Intertechnology, Inc.	2,482	54,480
Internet software and services – 1.4%
Cimpress NV (A)	451	57,462
Cloudera, Inc. (A)	286	5,354
GrubHub, Inc. (A)	1,694	122,392
j2 Global, Inc.	1,137	90,949
Stamps.com, Inc. (A)	264	53,816
Yelp, Inc. (A)	1,476	64,678
IT services – 3.4%
Blackhawk Network Holdings, Inc. (A)	1,122	50,995
CACI International, Inc., Class A (A)	484	68,026
Conduent, Inc. (A)	3,324	54,514
Convergys Corp.	2,486	57,849
CoreLogic, Inc. (A)	2,179	103,197
DST Systems, Inc.	1,625	135,476
EPAM Systems, Inc. (A)	980	115,130
MAXIMUS, Inc.	1,513	103,156
Science Applications International Corp.	836	64,079
Teradata Corp. (A)	2,596	105,138
WEX, Inc. (A)	946	146,450
Semiconductors and semiconductor equipment – 3.8%
Advanced Energy Industries, Inc. (A)	738	52,494
Amkor Technology, Inc. (A)	1,344	13,521
Cavium, Inc. (A)	1,291	114,615
Cirrus Logic, Inc. (A)	1,230	60,971
Cree, Inc. (A)	2,025	69,883
Cypress Semiconductor Corp.	6,335	109,532
Entegris, Inc.	2,718	88,471
First Solar, Inc. (A)	1,383	92,896
Integrated Device Technology, Inc. (A)	2,685	80,282
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
MACOM Technology Solutions Holdings, Inc. (A)(B)	836	$26,000
MKS Instruments, Inc.	1,034	105,778
Monolithic Power Systems, Inc.	748	89,102
Semtech Corp. (A)	1,100	39,380
Silicon Laboratories, Inc. (A)	1,012	97,354
Versum Materials, Inc.	2,024	74,483
Software – 3.7%
ACI Worldwide, Inc. (A)	2,333	54,686
Aspen Technology, Inc. (A)	1,826	141,424
Blackbaud, Inc.	924	88,538
CommVault Systems, Inc. (A)	726	38,732
Ellie Mae, Inc. (A)	649	60,682
Fair Isaac Corp.	777	134,157
FireEye, Inc. (A)	2,730	41,168
Manhattan Associates, Inc. (A)	1,320	69,722
Nuance Communications, Inc. (A)	4,644	82,710
Paycom Software, Inc. (A)	914	83,759
Paylocity Holding Corp. (A)	484	25,308
Pegasystems, Inc.	748	38,036
Proofpoint, Inc. (A)	748	76,311
RealPage, Inc. (A)	1,103	54,874
Verint Systems, Inc. (A)	1,190	49,683
Zynga, Inc., Class A (A)	14,747	52,794
Technology hardware, storage and peripherals – 0.4%
NCR Corp. (A)	2,025	75,958
Pure Storage, Inc., Class A (A)	1,498	30,170
Materials – 5.9%		1,721,552
Chemicals – 2.7%
Ashland Global Holdings, Inc.	1,034	75,058
Balchem Corp.	638	50,402
Cabot Corp.	1,452	98,213
HB Fuller Company	1,100	57,035
Ingevity Corp. (A)	770	55,864
Kronos Worldwide, Inc.	354	9,717
Minerals Technologies, Inc.	704	52,906
Platform Specialty Products Corp. (A)	4,182	48,971
PolyOne Corp.	2,071	90,006
Sensient Technologies Corp.	1,166	83,777
Trinseo SA	836	68,928
Tronox, Ltd., Class A	1,124	22,064
Valvoline, Inc.	3,368	83,021
Construction materials – 0.6%
Eagle Materials, Inc.	1,002	112,274
Summit Materials, Inc., Class A (A)	2,030	64,859
Containers and packaging – 1.1%
Bemis Company, Inc.	1,518	70,951
Graphic Packaging Holding Company	5,745	92,782
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Greif, Inc., Class A	484	$28,614
Greif, Inc., Class B	117	7,447
Owens-Illinois, Inc. (A)	3,212	74,583
Silgan Holdings, Inc.	2,024	60,497
Metals and mining – 0.9%
Allegheny Technologies, Inc. (A)	110	2,966
Cleveland-Cliffs, Inc. (A)	5,239	35,887
Commercial Metals Company	1,761	42,334
Compass Minerals International, Inc. (B)	836	60,944
Ferroglobe PLC (A)	1,184	17,121
Hecla Mining Company	6,999	26,876
United States Steel Corp.	594	22,222
Worthington Industries, Inc.	902	42,178
Paper and forest products – 0.6%
Domtar Corp.	1,474	75,705
Louisiana-Pacific Corp. (A)	2,950	87,350
Real estate – 10.2%		2,990,090
Equity real estate investment trusts – 9.8%
Acadia Realty Trust	1,652	40,573
Alexander's, Inc.	44	15,988
Apple Hospitality REIT, Inc.	4,059	79,110
Brandywine Realty Trust	3,610	64,763
Columbia Property Trust, Inc.	2,598	56,870
CoreCivic, Inc.	2,200	51,062
Corporate Office Properties Trust	1,936	52,853
Cousins Properties, Inc.	8,013	72,117
CubeSmart	3,029	83,388
DiamondRock Hospitality Company	4,403	51,779
EastGroup Properties, Inc.	660	57,295
Education Realty Trust, Inc.	1,514	50,007
Empire State Realty Trust, Inc., Class A	3,169	61,954
Equity Commonwealth (A)	2,565	76,719
First Industrial Realty Trust, Inc.	2,333	71,996
Gramercy Property Trust	3,032	76,528
Healthcare Realty Trust, Inc.	2,387	71,300
Hospitality Properties Trust	2,764	78,525
JBG SMITH Properties	1,806	60,953
LaSalle Hotel Properties	2,266	69,204
Lexington Realty Trust	4,138	37,325
Life Storage, Inc.	782	64,984
Medical Properties Trust, Inc.	6,229	81,475
National Health Investors, Inc.	814	57,411
Outfront Media, Inc.	2,751	61,622
Paramount Group, Inc.	3,853	57,911
Pebblebrook Hotel Trust	1,454	56,706
Physicians Realty Trust	3,346	54,540
Piedmont Office Realty Trust, Inc., Class A	3,236	63,167
PS Business Parks, Inc.	448	54,705
QTS Realty Trust, Inc., Class A	924	46,015
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Rayonier, Inc.	2,466	$80,046
Retail Opportunity Investments Corp.	2,202	40,451
Retail Properties of America, Inc., Class A	5,019	60,479
RLJ Lodging Trust	2,596	60,020
Ryman Hospitality Properties, Inc.	1,100	84,205
Sabra Health Care REIT, Inc.	2,664	48,218
Senior Housing Properties Trust	880	15,250
Spirit Realty Capital, Inc.	7,638	62,402
STAG Industrial, Inc.	1,695	42,917
STORE Capital Corp.	2,944	72,157
Sunstone Hotel Investors, Inc.	4,336	73,062
Tanger Factory Outlet Centers, Inc. (B)	2,068	52,072
Taubman Centers, Inc.	1,122	69,171
The GEO Group, Inc.	2,289	51,617
Uniti Group, Inc.	2,334	36,947
Urban Edge Properties	2,112	49,379
Washington Real Estate Investment Trust	1,474	42,245
Weingarten Realty Investors	2,268	67,019
Real estate management and development – 0.4%
Kennedy-Wilson Holdings, Inc.	1,938	34,400
Realogy Holdings Corp.	2,515	69,188
Telecommunication services – 0.3%		72,558
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	2,266	62,156
United States Cellular Corp. (A)	286	10,402
Utilities – 4.1%		1,195,836
Electric utilities – 1.6%
ALLETE, Inc.	1,056	76,497
Hawaiian Electric Industries, Inc.	2,818	96,122
IDACORP, Inc.	1,267	109,317
MGE Energy, Inc.	506	30,259
PNM Resources, Inc.	1,848	70,409
Portland General Electric Company	2,178	92,238
Gas utilities – 1.6%
New Jersey Resources Corp.	2,005	77,794
ONE Gas, Inc.	1,049	74,301
South Jersey Industries, Inc.	1,519	44,719
Southwest Gas Holdings, Inc.	1,232	90,651
Spire, Inc.	924	61,446
WGL Holdings, Inc.	1,232	103,759
Independent power and renewable electricity producers – 0.3%
NRG Yield, Inc., Class A	662	12,465
NRG Yield, Inc., Class C	1,254	23,701
Ormat Technologies, Inc.	726	50,878
Multi-utilities – 0.6%
Avista Corp.	1,365	68,741
Black Hills Corp.	1,079	59,938
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
NorthWestern Corp.	968	$52,601

SECURITIES LENDING COLLATERAL – 1.0%		$300,277
(Cost $300,280)
John Hancock Collateral Trust, 1.4720% (C)(D)	30,012	300,277
Total investments (Multifactor Small Cap ETF) (Cost $27,871,225) 100.9%		$29,604,276
Other assets and liabilities, net (0.9%)		(262,374)
Total net assets 100.0%		$29,341,902

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $289,794.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR TECHNOLOGY ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$68,514,622
(Cost $52,871,755)
Consumer discretionary – 0.4%		273,285
Household durables – 0.4%
Garmin, Ltd.	4,342	273,285
Health care – 1.7%		1,140,317
Health care providers and services – 0.1%
Premier, Inc., Class A (A)(B)	1,868	60,617
Health care technology – 1.6%
athenahealth, Inc. (A)	999	125,185
Cerner Corp. (A)	11,241	777,090
Medidata Solutions, Inc. (A)	689	46,928
Veeva Systems, Inc., Class A (A)	2,076	130,497
Industrials – 1.3%		876,271
Aerospace and defense – 1.3%
Harris Corp.	5,498	876,271
Information technology – 96.6%		66,224,749
Communications equipment – 7.4%
Arista Networks, Inc. (A)	1,077	297,058
ARRIS International PLC (A)	7,477	189,168
Cisco Systems, Inc.	60,375	2,507,978
CommScope Holding Company, Inc. (A)	8,280	319,856
EchoStar Corp., Class A (A)	1,502	91,712
F5 Networks, Inc. (A)	2,599	375,659
Juniper Networks, Inc.	14,726	385,085
Lumentum Holdings, Inc. (A)(B)	255	11,807
Motorola Solutions, Inc.	4,107	408,482
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Palo Alto Networks, Inc. (A)	1,552	$245,014
Ubiquiti Networks, Inc. (A)(B)	842	67,924
ViaSat, Inc. (A)(B)	2,006	151,694
Electronic equipment, instruments and components – 2.5%
CDW Corp.	5,524	413,140
Corning, Inc.	30,534	953,271
Dolby Laboratories, Inc., Class A	1,812	116,584
SYNNEX Corp.	1,333	163,599
Tech Data Corp. (A)	1,021	102,376
Internet software and services – 16.3%
Akamai Technologies, Inc. (A)	6,386	427,798
Alphabet, Inc., Class A (A)	2,964	3,504,100
Alphabet, Inc., Class C (A)	721	843,527
eBay, Inc. (A)	19,995	811,397
Facebook, Inc., Class A (A)	20,398	3,812,182
GoDaddy, Inc., Class A (A)	1,838	101,513
GrubHub, Inc. (A)(B)	1,764	127,449
InterActiveCorp (A)	2,586	374,892
j2 Global, Inc.	2,131	170,459
LogMeIn, Inc.	1,596	200,777
Match Group, Inc. (A)(B)	1,508	52,690
Nutanix, Inc., Class A (A)	223	7,158
Twitter, Inc. (A)	16,996	438,667
VeriSign, Inc. (A)(B)	2,701	310,399
IT services – 7.8%
Amdocs, Ltd.	5,403	369,565
Cognizant Technology Solutions Corp., Class A	10,256	799,763
CSRA, Inc.	5,169	172,024
DXC Technology Company	8,747	870,764
EPAM Systems, Inc. (A)	1,333	156,601
Gartner, Inc. (A)	2,344	325,207
IBM Corp.	10,525	1,722,943
Leidos Holdings, Inc.	5,777	384,748
Sabre Corp.	6,447	133,904
Square, Inc., Class A (A)	3,830	179,665
Teradata Corp. (A)	5,712	231,336
Semiconductors and semiconductor equipment – 25.3%
Advanced Micro Devices, Inc. (A)(B)	14,031	192,786
Analog Devices, Inc.	6,495	596,761
Applied Materials, Inc.	21,027	1,127,678
Broadcom, Ltd.	4,145	1,028,084
Cavium, Inc. (A)	1,427	126,689
Cirrus Logic, Inc. (A)	2,204	109,252
Cypress Semiconductor Corp.	10,235	176,963
Entegris, Inc.	4,010	130,526
Intel Corp.	70,825	3,409,516
KLA-Tencor Corp.	3,232	354,874
Lam Research Corp.	3,538	677,598
Marvell Technology Group, Ltd.	14,179	330,796
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Maxim Integrated Products, Inc.	9,570	$583,770
Microchip Technology, Inc.	6,298	599,696
Micron Technology, Inc. (A)	25,184	1,101,044
Microsemi Corp. (A)	4,233	261,557
MKS Instruments, Inc.	1,554	158,974
Monolithic Power Systems, Inc.	622	74,093
NVIDIA Corp.	4,774	1,173,449
ON Semiconductor Corp. (A)	18,442	456,255
Qorvo, Inc. (A)	4,218	302,726
QUALCOMM, Inc.	20,017	1,366,160
Skyworks Solutions, Inc.	7,117	691,844
Teradyne, Inc.	7,723	354,022
Texas Instruments, Inc.	12,234	1,341,700
Xilinx, Inc.	8,200	598,764
Software – 26.5%
Activision Blizzard, Inc.	12,912	957,167
Adobe Systems, Inc. (A)	3,719	742,907
ANSYS, Inc. (A)	2,720	439,688
Aspen Technology, Inc. (A)	2,174	168,376
Atlassian Corp. PLC, Class A (A)	1,382	74,614
Autodesk, Inc. (A)	4,325	500,057
Blackbaud, Inc.	1,539	147,467
CA, Inc.	13,712	491,575
Cadence Design Systems, Inc. (A)	8,356	374,850
CDK Global, Inc.	3,995	284,804
Citrix Systems, Inc. (A)	5,638	522,981
Dell Technologies, Inc., Class V (A)	8,620	618,054
Electronic Arts, Inc. (A)	4,265	541,484
Fair Isaac Corp.	952	164,372
Fortinet, Inc. (A)	3,075	141,573
Guidewire Software, Inc. (A)	1,551	123,227
Intuit, Inc.	3,878	651,116
Microsoft Corp.	46,913	4,457,204
Nuance Communications, Inc. (A)	8,957	159,524
Oracle Corp.	38,696	1,996,327
Paycom Software, Inc. (A)(B)	1,092	100,071
Pegasystems, Inc.	530	26,951
Proofpoint, Inc. (A)	842	85,901
PTC, Inc. (A)	3,014	219,058
Red Hat, Inc. (A)	4,430	582,013
salesforce.com, Inc. (A)	3,958	450,856
ServiceNow, Inc. (A)	2,956	440,060
Snap, Inc., Class A (A)(B)	5,050	68,276
Splunk, Inc. (A)	2,405	222,150
SS&C Technologies Holdings, Inc.	6,128	308,116
Symantec Corp.	17,015	463,318
Synopsys, Inc. (A)	4,859	449,992
Tableau Software, Inc., Class A (A)	1,117	85,797
Take-Two Interactive Software, Inc. (A)	2,991	378,870
44	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
The Ultimate Software Group, Inc. (A)	657	$153,009
Tyler Technologies, Inc. (A)	819	165,037
VMware, Inc., Class A (A)(B)	1,107	137,036
Workday, Inc., Class A (A)	2,259	270,832
Technology hardware, storage and peripherals – 10.8%
Apple, Inc.	21,389	3,581,160
Hewlett Packard Enterprise Company	41,716	684,142
HP, Inc.	23,519	548,463
NCR Corp. (A)	5,015	188,113
NetApp, Inc.	11,464	705,036
Seagate Technology PLC	10,577	583,850
Western Digital Corp.	12,517	1,113,763

SECURITIES LENDING COLLATERAL – 1.7%		$1,157,135
(Cost $1,157,123)
John Hancock Collateral Trust, 1.4720% (C)(D)	115,654	1,157,135

SHORT-TERM INVESTMENTS – 0.1%		$68,471
(Cost $68,471)
Money market funds – 0.1%		68,471
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (C)	68,471	68,471
Total investments (Multifactor Technology ETF) (Cost $54,097,349) 101.8%		$69,740,228
Other assets and liabilities, net (1.8%)		(1,210,142)
Total net assets 100.0%		$68,530,086

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $1,152,271.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR UTILITIES ETF

As of 1-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$17,383,465
(Cost $17,850,626)
Energy – 2.4%		419,731
Oil, gas and consumable fuels – 2.4%
ONEOK, Inc.	7,131	419,731
Utilities – 97.5%		16,963,734
Electric utilities – 48.8%
ALLETE, Inc.	961	69,615
Alliant Energy Corp.	5,559	220,970
American Electric Power Company, Inc.	9,185	631,744
Avangrid, Inc.	1,329	64,749
MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Duke Energy Corp.	7,022	$551,227
Edison International	13,014	813,765
Entergy Corp.	5,464	429,962
Eversource Energy	9,627	607,367
Exelon Corp.	20,102	774,128
FirstEnergy Corp.	15,086	496,329
Great Plains Energy, Inc.	6,119	190,423
Hawaiian Electric Industries, Inc.	2,808	95,781
IDACORP, Inc.	1,355	116,909
NextEra Energy, Inc.	4,545	720,019
PG&E Corp.	10,140	430,240
Pinnacle West Capital Corp.	3,744	299,333
Portland General Electric Company	3,491	147,844
PPL Corp.	11,390	362,999
The Southern Company	11,038	497,924
Westar Energy, Inc.	4,404	227,511
Xcel Energy, Inc.	16,177	738,319
Gas utilities – 6.4%
Atmos Energy Corp.	3,095	256,576
National Fuel Gas Company	2,099	117,019
New Jersey Resources Corp.	1,227	47,608
ONE Gas, Inc.	1,576	111,628
Southwest Gas Holdings, Inc.	1,846	135,829
Spire, Inc.	920	61,180
UGI Corp.	5,947	272,194
WGL Holdings, Inc.	1,379	116,139
Independent power and renewable electricity producers – 5.0%
AES Corp.	22,611	261,383
Calpine Corp. (A)	16,606	250,585
NRG Energy, Inc.	9,661	251,283
Vistra Energy Corp. (A)	5,995	116,903
Multi-utilities – 34.4%
Ameren Corp.	9,946	563,242
Black Hills Corp.	1,325	73,604
CenterPoint Energy, Inc.	12,554	353,772
CMS Energy Corp.	8,599	384,805
Consolidated Edison, Inc.	10,563	848,843
Dominion Energy, Inc.	9,575	731,913
DTE Energy Company	5,559	587,253
NiSource, Inc.	11,026	272,122
Public Service Enterprise Group, Inc.	18,012	934,282
SCANA Corp.	4,688	190,520
Sempra Energy	3,227	345,354
Vectren Corp.	2,697	163,519
WEC Energy Group, Inc.	8,267	531,568
Water utilities – 2.9%
American Water Works Company, Inc.	4,490	373,433
Aqua America, Inc.	3,425	124,019
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.2%		$33,977
(Cost $33,977)
Money market funds – 0.2%		$33,977
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.2490% (B)	33,977	33,977
Total investments (Multifactor Utilities ETF) (Cost $17,884,603) 100.1%		$17,417,442
Other assets and liabilities, net (0.1%)		(13,141)
Total net assets 100.0%		$17,404,301

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-18.
46	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Funds' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities under certain circumstances, in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2018, all investments of Multifactor Consumer Discretionary ETF, Multifactor Consumer Staples ETF, Multifactor Energy ETF, Multifactor Financials ETF, Multifactor Industrials ETF, Multifactor Materials ETF, Multifactor Mid Cap ETF, Multifactor Small Cap ETF, Multifactor Technology ETF, and Multifactor Utilities ETF are categorized as Level 1 under the hierarchy described above.

The following is a summary of the values by input classification of the remaining funds' investments as of January 31, 2018, by major security category or type:

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$3,960,261	$3,960,261	—	—
Austria	133,760	133,760	—	—
Belgium	824,127	824,127	—	—
Chile	39,850	39,850	—	—
Denmark	981,690	981,690	—	—
Finland	672,077	672,077	—	—
France	5,704,316	5,704,316	—	—
Germany	5,480,506	5,480,506	—	—
Hong Kong	1,858,366	1,858,366	—	—
Ireland	438,777	438,777	—	—
Israel	163,456	163,456	—	—
Italy	1,129,439	1,129,439	—	—
Japan	13,944,925	13,944,925	—	—

       47

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Jersey, Channel Islands	48,569	48,569	—	—
Luxembourg	215,866	215,866	—	—
Macau	86,227	86,227	—	—
Mexico	$25,553	$25,553	—	—
Netherlands	2,247,969	2,247,969	—	—
New Zealand	61,205	61,205	—	—
Norway	348,514	348,514	—	—
Portugal	78,238	78,238	—	—
Singapore	605,837	605,837	—	—
South Africa	174,380	174,380	—	—
Spain	1,889,884	1,886,818	$3,066	—
Sweden	1,612,384	1,612,384	—	—
Switzerland	4,659,048	4,659,048	—	—
United Kingdom	9,241,124	9,241,124	—	—
United States	101,346	101,346	—	—
Preferred securities	379,250	379,250	—	—
Rights	20	—	20	—
Securities lending collateral	802,583	802,583	—	—
Short-term investments	76,347	76,347	—	—
Total investments in securities	$57,985,894	$57,982,808	$3,086	—

MULTIFACTOR HEALTHCARE ETF

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Health care
Biotechnology	$7,486,201	$7,483,990	—	$2,211
Health care equipment and supplies	8,327,354	8,327,354	—	—
Health care providers and services	11,555,869	11,555,869	—	—
Life sciences tools and services	2,147,847	2,147,847	—	—
Pharmaceuticals	8,633,633	8,633,633	—	—
Industrials
Commercial services and supplies	55,290	55,290	—	—
Securities lending collateral	152,741	152,741	—	—
Short-term investments	52,965	52,965	—	—
Total investments in securities	$38,411,900	$38,409,689	—	$2,211

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

       48

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	ETFQ3	01/18
This report is for the information of the shareholders of John Hancock Multifactor ETFs.		3/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 19, 2018